UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2025

Item 1.	Reports to Stockholders.

CM Commodity Index Fund

Class A | CMCAX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$99	0.95%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment (Class A with sales charge)

	Class A	S&P 500 Index	UBS CM Commodity Index
Dec 15	$9,425	$10,000	$10,000
Jan 16	$9,114	$9,504	$9,674
Feb 16	$9,073	$9,491	$9,645
Mar 16	$9,446	$10,135	$10,062
Apr 16	$10,212	$10,174	$10,883
May 16	$10,274	$10,357	$10,948
Jun 16	$10,606	$10,384	$11,325
Jul 16	$10,046	$10,766	$10,735
Aug 16	$9,964	$10,782	$10,662
Sep 16	$10,378	$10,784	$11,111
Oct 16	$10,378	$10,587	$11,133
Nov 16	$10,709	$10,979	$11,511
Dec 16	$10,840	$11,196	$11,658
Jan 17	$11,067	$11,408	$11,914
Feb 17	$11,113	$11,861	$11,966
Mar 17	$10,703	$11,875	$11,556
Apr 17	$10,498	$11,997	$11,345
May 17	$10,316	$12,166	$11,153
Jun 17	$10,316	$12,242	$11,177
Jul 17	$10,726	$12,494	$11,639
Aug 17	$10,817	$12,532	$11,737
Sep 17	$10,862	$12,790	$11,800
Oct 17	$11,204	$13,089	$12,179
Nov 17	$11,181	$13,490	$12,196
Dec 17	$11,553	$13,640	$12,607
Jan 18	$11,719	$14,421	$12,811
Feb 18	$11,553	$13,890	$12,623
Mar 18	$11,529	$13,537	$12,628
Apr 18	$11,837	$13,589	$12,971
May 18	$12,074	$13,916	$13,268
Jun 18	$11,695	$14,002	$12,848
Jul 18	$11,386	$14,523	$12,526
Aug 18	$11,244	$14,996	$12,382
Sep 18	$11,458	$15,081	$12,643
Oct 18	$11,197	$14,050	$12,360
Nov 18	$10,651	$14,337	$11,764
Dec 18	$10,233	$13,042	$11,315
Jan 19	$10,877	$14,087	$12,041
Feb 19	$11,163	$14,540	$12,360
Mar 19	$11,140	$14,822	$12,356
Apr 19	$11,116	$15,422	$12,346
May 19	$10,615	$14,442	$11,794
Jun 19	$10,901	$15,460	$12,119
Jul 19	$10,782	$15,682	$12,042
Aug 19	$10,305	$15,434	$11,509
Sep 19	$10,496	$15,723	$11,742
Oct 19	$10,663	$16,063	$11,920
Nov 19	$10,543	$16,646	$11,817
Dec 19	$11,089	$17,149	$12,427
Jan 20	$10,296	$17,142	$11,568
Feb 20	$9,814	$15,731	$11,016
Mar 20	$8,347	$13,788	$9,383
Apr 20	$8,155	$15,555	$9,180
May 20	$8,804	$16,296	$9,920
Jun 20	$9,213	$16,620	$10,388
Jul 20	$9,670	$17,558	$10,907
Aug 20	$10,103	$18,820	$11,421
Sep 20	$9,935	$18,105	$11,219
Oct 20	$9,766	$17,623	$11,052
Nov 20	$10,705	$19,552	$12,126
Dec 20	$11,213	$20,304	$12,714
Jan 21	$11,525	$20,099	$13,103
Feb 21	$12,488	$20,653	$14,212
Mar 21	$12,295	$21,558	$13,997
Apr 21	$13,282	$22,708	$15,153
May 21	$13,691	$22,867	$15,646
Jun 21	$13,908	$23,401	$15,896
Jul 21	$14,124	$23,956	$16,174
Aug 21	$14,100	$24,685	$16,161
Sep 21	$14,341	$23,537	$16,461
Oct 21	$14,822	$25,186	$17,017
Nov 21	$14,124	$25,011	$16,226
Dec 21	$14,908	$26,132	$17,148
Jan 22	$15,764	$24,780	$18,170
Feb 22	$16,709	$24,038	$19,283
Mar 22	$18,126	$24,931	$20,958
Apr 22	$18,421	$22,757	$21,335
May 22	$18,627	$22,798	$21,575
Jun 22	$17,092	$20,916	$19,845
Jul 22	$17,063	$22,845	$19,867
Aug 22	$16,856	$21,913	$19,668
Sep 22	$15,941	$19,895	$18,584
Oct 22	$16,384	$21,506	$19,174
Nov 22	$17,151	$22,708	$20,074
Dec 22	$17,187	$21,399	$20,137
Jan 23	$17,597	$22,744	$20,656
Feb 23	$16,926	$22,189	$19,894
Mar 23	$16,926	$23,004	$19,906
Apr 23	$16,777	$23,363	$19,769
May 23	$15,808	$23,464	$18,626
Jun 23	$16,330	$25,015	$19,290
Jul 23	$17,560	$25,818	$20,725
Aug 23	$17,411	$25,407	$20,603
Sep 23	$17,443	$24,196	$20,674
Oct 23	$17,282	$23,687	$20,515
Nov 23	$17,093	$25,850	$20,311
Dec 23	$16,694	$27,025	$19,854
Jan 24	$16,946	$27,479	$20,184
Feb 24	$16,779	$28,946	$20,010
Mar 24	$17,492	$29,878	$20,882
Apr 24	$17,958	$28,657	$21,469
May 24	$17,994	$30,078	$21,538
Jun 24	$17,757	$31,157	$21,276
Jul 24	$17,070	$31,537	$20,475
Aug 24	$16,993	$32,302	$20,397
Sep 24	$17,556	$32,992	$21,094
Oct 24	$17,356	$32,692	$20,883
Nov 24	$17,291	$34,612	$20,830
Dec 24	$17,447	$33,786	$21,032
Jan 25	$17,896	$34,727	$21,593
Feb 25	$17,857	$34,274	$21,572
Mar 25	$18,274	$32,343	$22,107
Apr 25	$17,245	$32,124	$20,888
May 25	$17,391	$34,146	$21,094
Jun 25	$17,888	$35,882	$21,719
Jul 25	$18,003	$36,687	$21,889
Aug 25	$18,237	$37,431	$22,193
Sep 25	$18,325	$38,797	$22,330
Oct 25	$18,583	$39,706	$22,672
Nov 25	$18,654	$39,803	$22,786
Dec 25	$18,845	$39,827	$23,041

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	8.01%	10.94%	7.17%
Class A After Maximum Sales Charge	1.80%	9.64%	6.54%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$578,569,238
  Number of Portfolio Holdings20
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,526,246

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class I | COMIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$68	0.65%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class I	S&P 500 Index	UBS CM Commodity Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,654	$9,504	$9,674
Feb 16	$9,611	$9,491	$9,645
Mar 16	$10,022	$10,135	$10,062
Apr 16	$10,821	$10,174	$10,883
May 16	$10,886	$10,357	$10,948
Jun 16	$11,253	$10,384	$11,325
Jul 16	$10,648	$10,766	$10,735
Aug 16	$10,562	$10,782	$10,662
Sep 16	$11,015	$10,784	$11,111
Oct 16	$11,015	$10,587	$11,133
Nov 16	$11,382	$10,979	$11,511
Dec 16	$11,518	$11,196	$11,658
Jan 17	$11,755	$11,408	$11,914
Feb 17	$11,802	$11,861	$11,966
Mar 17	$11,376	$11,875	$11,556
Apr 17	$11,163	$11,997	$11,345
May 17	$10,973	$12,166	$11,153
Jun 17	$10,973	$12,242	$11,177
Jul 17	$11,423	$12,494	$11,639
Aug 17	$11,518	$12,532	$11,737
Sep 17	$11,565	$12,790	$11,800
Oct 17	$11,921	$13,089	$12,179
Nov 17	$11,921	$13,490	$12,196
Dec 17	$12,318	$13,640	$12,607
Jan 18	$12,492	$14,421	$12,811
Feb 18	$12,294	$13,890	$12,623
Mar 18	$12,294	$13,537	$12,628
Apr 18	$12,615	$13,589	$12,971
May 18	$12,887	$13,916	$13,268
Jun 18	$12,467	$14,002	$12,848
Jul 18	$12,145	$14,523	$12,526
Aug 18	$11,997	$14,996	$12,382
Sep 18	$12,244	$15,081	$12,643
Oct 18	$11,947	$14,050	$12,360
Nov 18	$11,378	$14,337	$11,764
Dec 18	$10,947	$13,042	$11,315
Jan 19	$11,621	$14,087	$12,041
Feb 19	$11,920	$14,540	$12,360
Mar 19	$11,920	$14,822	$12,356
Apr 19	$11,895	$15,422	$12,346
May 19	$11,346	$14,442	$11,794
Jun 19	$11,646	$15,460	$12,119
Jul 19	$11,546	$15,682	$12,042
Aug 19	$11,047	$15,434	$11,509
Sep 19	$11,247	$15,723	$11,742
Oct 19	$11,421	$16,063	$11,920
Nov 19	$11,297	$16,646	$11,817
Dec 19	$11,882	$17,149	$12,427
Jan 20	$11,050	$17,142	$11,568
Feb 20	$10,520	$15,731	$11,016
Mar 20	$8,956	$13,788	$9,383
Apr 20	$8,754	$15,555	$9,180
May 20	$9,460	$16,296	$9,920
Jun 20	$9,889	$16,620	$10,388
Jul 20	$10,394	$17,558	$10,907
Aug 20	$10,873	$18,820	$11,421
Sep 20	$10,671	$18,105	$11,219
Oct 20	$10,495	$17,623	$11,052
Nov 20	$11,504	$19,552	$12,126
Dec 20	$12,062	$20,304	$12,714
Jan 21	$12,415	$20,099	$13,103
Feb 21	$13,450	$20,653	$14,212
Mar 21	$13,223	$21,558	$13,997
Apr 21	$14,308	$22,708	$15,153
May 21	$14,762	$22,867	$15,646
Jun 21	$14,964	$23,401	$15,896
Jul 21	$15,216	$23,956	$16,174
Aug 21	$15,191	$24,685	$16,161
Sep 21	$15,468	$23,537	$16,461
Oct 21	$15,973	$25,186	$17,017
Nov 21	$15,216	$25,011	$16,226
Dec 21	$16,050	$26,132	$17,148
Jan 22	$17,007	$24,780	$18,170
Feb 22	$18,026	$24,038	$19,283
Mar 22	$19,569	$24,931	$20,958
Apr 22	$19,909	$22,757	$21,335
May 22	$20,094	$22,798	$21,575
Jun 22	$18,458	$20,916	$19,845
Jul 22	$18,427	$22,845	$19,867
Aug 22	$18,242	$21,913	$19,668
Sep 22	$17,223	$19,895	$18,584
Oct 22	$17,717	$21,506	$19,174
Nov 22	$18,551	$22,708	$20,074
Dec 22	$18,598	$21,399	$20,137
Jan 23	$19,026	$22,744	$20,656
Feb 23	$18,327	$22,189	$19,894
Mar 23	$18,327	$23,004	$19,906
Apr 23	$18,171	$23,363	$19,769
May 23	$17,084	$23,464	$18,626
Jun 23	$17,705	$25,015	$19,290
Jul 23	$18,987	$25,818	$20,725
Aug 23	$18,870	$25,407	$20,603
Sep 23	$18,906	$24,196	$20,674
Oct 23	$18,736	$23,687	$20,515
Nov 23	$18,536	$25,850	$20,311
Dec 23	$18,109	$27,025	$19,854
Jan 24	$18,388	$27,479	$20,184
Feb 24	$18,208	$28,946	$20,010
Mar 24	$18,987	$29,878	$20,882
Apr 24	$19,500	$28,657	$21,469
May 24	$19,543	$30,078	$21,538
Jun 24	$19,291	$31,157	$21,276
Jul 24	$18,549	$31,537	$20,475
Aug 24	$18,469	$32,302	$20,397
Sep 24	$19,086	$32,992	$21,094
Oct 24	$18,872	$32,692	$20,883
Nov 24	$18,810	$34,612	$20,830
Dec 24	$18,984	$33,786	$21,032
Jan 25	$19,476	$34,727	$21,593
Feb 25	$19,437	$34,274	$21,572
Mar 25	$19,896	$32,343	$22,107
Apr 25	$18,780	$32,124	$20,888
May 25	$18,945	$34,146	$21,094
Jun 25	$19,493	$35,882	$21,719
Jul 25	$19,621	$36,687	$21,889
Aug 25	$19,880	$37,431	$22,193
Sep 25	$19,980	$38,797	$22,330
Oct 25	$20,267	$39,706	$22,672
Nov 25	$20,350	$39,803	$22,786
Dec 25	$20,563	$39,827	$23,041

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	8.32%	11.26%	7.48%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$578,569,238
  Number of Portfolio Holdings20
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,526,246

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class Y | CMCYX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$73	0.70%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class Y	S&P 500 Index	UBS CM Commodity Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,654	$9,504	$9,674
Feb 16	$9,610	$9,491	$9,645
Mar 16	$10,022	$10,135	$10,062
Apr 16	$10,823	$10,174	$10,883
May 16	$10,887	$10,357	$10,948
Jun 16	$11,255	$10,384	$11,325
Jul 16	$10,649	$10,766	$10,735
Aug 16	$10,563	$10,782	$10,662
Sep 16	$11,017	$10,784	$11,111
Oct 16	$11,017	$10,587	$11,133
Nov 16	$11,385	$10,979	$11,511
Dec 16	$11,524	$11,196	$11,658
Jan 17	$11,761	$11,408	$11,914
Feb 17	$11,785	$11,861	$11,966
Mar 17	$11,381	$11,875	$11,556
Apr 17	$11,167	$11,997	$11,345
May 17	$10,953	$12,166	$11,153
Jun 17	$10,977	$12,242	$11,177
Jul 17	$11,428	$12,494	$11,639
Aug 17	$11,500	$12,532	$11,737
Sep 17	$11,547	$12,790	$11,800
Oct 17	$11,904	$13,089	$12,179
Nov 17	$11,904	$13,490	$12,196
Dec 17	$12,297	$13,640	$12,607
Jan 18	$12,496	$14,421	$12,811
Feb 18	$12,297	$13,890	$12,623
Mar 18	$12,297	$13,537	$12,628
Apr 18	$12,595	$13,589	$12,971
May 18	$12,892	$13,916	$13,268
Jun 18	$12,471	$14,002	$12,848
Jul 18	$12,148	$14,523	$12,526
Aug 18	$12,000	$14,996	$12,382
Sep 18	$12,223	$15,081	$12,643
Oct 18	$11,950	$14,050	$12,360
Nov 18	$11,355	$14,337	$11,764
Dec 18	$10,916	$13,042	$11,315
Jan 19	$11,615	$14,087	$12,041
Feb 19	$11,915	$14,540	$12,360
Mar 19	$11,890	$14,822	$12,356
Apr 19	$11,865	$15,422	$12,346
May 19	$11,340	$14,442	$11,794
Jun 19	$11,640	$15,460	$12,119
Jul 19	$11,540	$15,682	$12,042
Aug 19	$11,016	$15,434	$11,509
Sep 19	$11,240	$15,723	$11,742
Oct 19	$11,390	$16,063	$11,920
Nov 19	$11,290	$16,646	$11,817
Dec 19	$11,867	$17,149	$12,427
Jan 20	$11,034	$17,142	$11,568
Feb 20	$10,504	$15,731	$11,016
Mar 20	$8,938	$13,788	$9,383
Apr 20	$8,736	$15,555	$9,180
May 20	$9,443	$16,296	$9,920
Jun 20	$9,872	$16,620	$10,388
Jul 20	$10,352	$17,558	$10,907
Aug 20	$10,832	$18,820	$11,421
Sep 20	$10,630	$18,105	$11,219
Oct 20	$10,478	$17,623	$11,052
Nov 20	$11,488	$19,552	$12,126
Dec 20	$12,022	$20,304	$12,714
Jan 21	$12,375	$20,099	$13,103
Feb 21	$13,411	$20,653	$14,212
Mar 21	$13,183	$21,558	$13,997
Apr 21	$14,269	$22,708	$15,153
May 21	$14,724	$22,867	$15,646
Jun 21	$14,926	$23,401	$15,896
Jul 21	$15,178	$23,956	$16,174
Aug 21	$15,153	$24,685	$16,161
Sep 21	$15,431	$23,537	$16,461
Oct 21	$15,936	$25,186	$17,017
Nov 21	$15,178	$25,011	$16,226
Dec 21	$16,006	$26,132	$17,148
Jan 22	$16,964	$24,780	$18,170
Feb 22	$17,984	$24,038	$19,283
Mar 22	$19,498	$24,931	$20,958
Apr 22	$19,838	$22,757	$21,335
May 22	$20,054	$22,798	$21,575
Jun 22	$18,385	$20,916	$19,845
Jul 22	$18,385	$22,845	$19,867
Aug 22	$18,169	$21,913	$19,668
Sep 22	$17,180	$19,895	$18,584
Oct 22	$17,675	$21,506	$19,174
Nov 22	$18,478	$22,708	$20,074
Dec 22	$18,546	$21,399	$20,137
Jan 23	$18,973	$22,744	$20,656
Feb 23	$18,235	$22,189	$19,894
Mar 23	$18,273	$23,004	$19,906
Apr 23	$18,118	$23,363	$19,769
May 23	$17,029	$23,464	$18,626
Jun 23	$17,651	$25,015	$19,290
Jul 23	$18,934	$25,818	$20,725
Aug 23	$18,779	$25,407	$20,603
Sep 23	$18,831	$24,196	$20,674
Oct 23	$18,660	$23,687	$20,515
Nov 23	$18,460	$25,850	$20,311
Dec 23	$18,032	$27,025	$19,854
Jan 24	$18,309	$27,479	$20,184
Feb 24	$18,131	$28,946	$20,010
Mar 24	$18,905	$29,878	$20,882
Apr 24	$19,416	$28,657	$21,469
May 24	$19,459	$30,078	$21,538
Jun 24	$19,206	$31,157	$21,276
Jul 24	$18,467	$31,537	$20,475
Aug 24	$18,387	$32,302	$20,397
Sep 24	$18,999	$32,992	$21,094
Oct 24	$18,787	$32,692	$20,883
Nov 24	$18,723	$34,612	$20,830
Dec 24	$18,894	$33,786	$21,032
Jan 25	$19,384	$34,727	$21,593
Feb 25	$19,345	$34,274	$21,572
Mar 25	$19,802	$32,343	$22,107
Apr 25	$18,688	$32,124	$20,888
May 25	$18,852	$34,146	$21,094
Jun 25	$19,398	$35,882	$21,719
Jul 25	$19,523	$36,687	$21,889
Aug 25	$19,782	$37,431	$22,193
Sep 25	$19,882	$38,797	$22,330
Oct 25	$20,166	$39,706	$22,672
Nov 25	$20,247	$39,803	$22,786
Dec 25	$20,458	$39,827	$23,041

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	8.28%	11.22%	7.42%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$578,569,238
  Number of Portfolio Holdings20
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,526,246

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class A | GBFAX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$185	1.61%

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment (Class A with sales charge)

	Class A	MSCI Emerging Markets IMI Index
Dec 15	$9,425	$10,000
Jan 16	$8,528	$9,331
Feb 16	$8,353	$9,313
Mar 16	$9,273	$10,503
Apr 16	$9,387	$10,574
May 16	$9,326	$10,183
Jun 16	$9,509	$10,569
Jul 16	$9,858	$11,089
Aug 16	$10,132	$11,355
Sep 16	$10,246	$11,502
Oct 16	$10,132	$11,502
Nov 16	$9,531	$10,971
Dec 16	$9,384	$10,990
Jan 17	$9,879	$11,580
Feb 17	$10,077	$11,967
Mar 17	$10,533	$12,271
Apr 17	$11,165	$12,522
May 17	$11,599	$12,855
Jun 17	$11,766	$12,980
Jul 17	$12,505	$13,713
Aug 17	$12,885	$14,014
Sep 17	$12,976	$13,966
Oct 17	$13,433	$14,456
Nov 17	$13,502	$14,514
Dec 17	$14,048	$15,037
Jan 18	$15,031	$16,241
Feb 18	$14,422	$15,502
Mar 18	$14,254	$15,226
Apr 18	$13,789	$15,165
May 18	$13,576	$14,656
Jun 18	$12,906	$14,005
Jul 18	$12,898	$14,297
Aug 18	$12,098	$13,920
Sep 18	$11,687	$13,802
Oct 18	$10,544	$12,572
Nov 18	$11,169	$13,108
Dec 18	$10,776	$12,775
Jan 19	$11,873	$13,846
Feb 19	$12,086	$13,894
Mar 19	$12,406	$14,012
Apr 19	$12,970	$14,278
May 19	$12,117	$13,278
Jun 19	$13,092	$14,072
Jul 19	$12,986	$13,896
Aug 19	$12,643	$13,216
Sep 19	$12,795	$13,469
Oct 19	$13,146	$14,032
Nov 19	$13,313	$14,005
Dec 19	$13,956	$15,030
Jan 20	$13,593	$14,340
Feb 20	$13,167	$13,557
Mar 20	$10,341	$11,362
Apr 20	$11,417	$12,453
May 20	$11,936	$12,568
Jun 20	$12,935	$13,513
Jul 20	$13,678	$14,725
Aug 20	$14,227	$15,078
Sep 20	$13,995	$14,836
Oct 20	$14,390	$15,103
Nov 20	$15,512	$16,570
Dec 20	$16,249	$17,795
Jan 21	$17,001	$18,284
Feb 21	$17,063	$18,523
Mar 21	$16,334	$18,303
Apr 21	$16,800	$18,829
May 21	$16,792	$19,270
Jun 21	$16,939	$19,351
Jul 21	$15,877	$18,173
Aug 21	$16,280	$18,616
Sep 21	$15,528	$17,921
Oct 21	$15,606	$18,080
Nov 21	$14,567	$17,369
Dec 21	$14,275	$17,745
Jan 22	$13,478	$17,352
Feb 22	$12,271	$16,844
Mar 22	$11,616	$16,566
Apr 22	$10,828	$15,656
May 22	$10,862	$15,682
Jun 22	$10,157	$14,562
Jul 22	$10,543	$14,580
Aug 22	$10,425	$14,680
Sep 22	$9,260	$12,991
Oct 22	$9,461	$12,640
Nov 22	$10,878	$14,421
Dec 22	$10,674	$14,226
Jan 23	$11,676	$15,312
Feb 23	$10,857	$14,391
Mar 23	$10,883	$14,787
Apr 23	$10,901	$14,654
May 23	$10,691	$14,462
Jun 23	$11,127	$15,026
Jul 23	$11,903	$15,967
Aug 23	$11,458	$15,089
Sep 23	$10,909	$14,707
Oct 23	$10,430	$14,116
Nov 23	$11,450	$15,278
Dec 23	$11,808	$15,886
Jan 24	$11,411	$15,214
Feb 24	$12,011	$15,893
Mar 24	$12,311	$16,230
Apr 24	$12,284	$16,339
May 24	$12,646	$16,434
Jun 24	$12,743	$17,064
Jul 24	$12,628	$17,106
Aug 24	$12,796	$17,386
Sep 24	$13,095	$18,470
Oct 24	$12,602	$17,657
Nov 24	$12,161	$17,058
Dec 24	$11,773	$17,013
Jan 25	$11,907	$17,203
Feb 25	$12,005	$17,211
Mar 25	$12,005	$17,301
Apr 25	$12,272	$17,562
May 25	$12,832	$18,402
Jun 25	$13,660	$19,500
Jul 25	$13,491	$19,843
Aug 25	$13,945	$20,136
Sep 25	$14,746	$21,427
Oct 25	$15,413	$22,266
Nov 25	$15,057	$21,762
Dec 25	$15,336	$22,350

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	30.26%	(1.15)%	4.99%
Class A After Maximum Sales Charge	22.77%	(2.31)%	4.37%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$320,774,046
  Number of Portfolio Holdings75
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,065,074

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class I | EMRIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$116	1.01%

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class I	MSCI Emerging Markets IMI Index
Dec 15	$10,000	$10,000
Jan 16	$9,047	$9,331
Feb 16	$8,862	$9,313
Mar 16	$9,846	$10,503
Apr 16	$9,969	$10,574
May 16	$9,908	$10,183
Jun 16	$10,108	$10,569
Jul 16	$10,477	$11,089
Aug 16	$10,776	$11,355
Sep 16	$10,907	$11,502
Oct 16	$10,792	$11,502
Nov 16	$10,146	$10,971
Dec 16	$10,005	$10,990
Jan 17	$10,536	$11,580
Feb 17	$10,751	$11,967
Mar 17	$11,244	$12,271
Apr 17	$11,921	$12,522
May 17	$12,391	$12,855
Jun 17	$12,575	$12,980
Jul 17	$13,368	$13,713
Aug 17	$13,776	$14,014
Sep 17	$13,884	$13,966
Oct 17	$14,376	$14,456
Nov 17	$14,453	$14,514
Dec 17	$15,047	$15,037
Jan 18	$16,106	$16,241
Feb 18	$15,457	$15,502
Mar 18	$15,279	$15,226
Apr 18	$14,784	$15,165
May 18	$14,568	$14,656
Jun 18	$13,856	$14,005
Jul 18	$13,849	$14,297
Aug 18	$12,990	$13,920
Sep 18	$12,565	$13,802
Oct 18	$11,336	$12,572
Nov 18	$12,024	$13,108
Dec 18	$11,604	$12,775
Jan 19	$12,795	$13,846
Feb 19	$13,029	$13,894
Mar 19	$13,371	$14,012
Apr 19	$13,987	$14,278
May 19	$13,076	$13,278
Jun 19	$14,135	$14,072
Jul 19	$14,018	$13,896
Aug 19	$13,652	$13,216
Sep 19	$13,823	$13,469
Oct 19	$14,205	$14,032
Nov 19	$14,392	$14,005
Dec 19	$15,098	$15,030
Jan 20	$14,717	$14,340
Feb 20	$14,256	$13,557
Mar 20	$11,206	$11,362
Apr 20	$12,374	$12,453
May 20	$12,938	$12,568
Jun 20	$14,026	$13,513
Jul 20	$14,844	$14,725
Aug 20	$15,439	$15,078
Sep 20	$15,193	$14,836
Oct 20	$15,630	$15,103
Nov 20	$16,853	$16,570
Dec 20	$17,665	$17,795
Jan 21	$18,484	$18,284
Feb 21	$18,555	$18,523
Mar 21	$17,768	$18,303
Apr 21	$18,285	$18,829
May 21	$18,285	$19,270
Jun 21	$18,452	$19,351
Jul 21	$17,307	$18,173
Aug 21	$17,752	$18,616
Sep 21	$16,941	$17,921
Oct 21	$17,028	$18,080
Nov 21	$15,899	$17,369
Dec 21	$15,587	$17,745
Jan 22	$14,729	$17,352
Feb 22	$13,416	$16,844
Mar 22	$12,703	$16,566
Apr 22	$11,845	$15,656
May 22	$11,888	$15,682
Jun 22	$11,116	$14,562
Jul 22	$11,545	$14,580
Aug 22	$11,425	$14,680
Sep 22	$10,146	$12,991
Oct 22	$10,377	$12,640
Nov 22	$11,931	$14,421
Dec 22	$11,720	$14,226
Jan 23	$12,831	$15,312
Feb 23	$11,935	$14,391
Mar 23	$11,962	$14,787
Apr 23	$11,989	$14,654
May 23	$11,765	$14,462
Jun 23	$12,257	$15,026
Jul 23	$13,118	$15,967
Aug 23	$12,625	$15,089
Sep 23	$12,033	$14,707
Oct 23	$11,505	$14,116
Nov 23	$12,634	$15,278
Dec 23	$13,039	$15,886
Jan 24	$12,611	$15,214
Feb 24	$13,276	$15,893
Mar 24	$13,614	$16,230
Apr 24	$13,595	$16,339
May 24	$13,996	$16,434
Jun 24	$14,106	$17,064
Jul 24	$13,996	$17,106
Aug 24	$14,188	$17,386
Sep 24	$14,525	$18,470
Oct 24	$13,987	$17,657
Nov 24	$13,504	$17,058
Dec 24	$13,075	$17,013
Jan 25	$13,233	$17,203
Feb 25	$13,344	$17,211
Mar 25	$13,353	$17,301
Apr 25	$13,650	$17,562
May 25	$14,289	$18,402
Jun 25	$15,215	$19,500
Jul 25	$15,039	$19,843
Aug 25	$15,557	$20,136
Sep 25	$16,455	$21,427
Oct 25	$17,206	$22,266
Nov 25	$16,817	$21,762
Dec 25	$17,129	$22,350

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	31.00%	(0.61)%	5.53%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$320,774,046
  Number of Portfolio Holdings75
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,065,074

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Y | EMRYX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$128	1.11%

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class Y	MSCI Emerging Markets IMI Index
Dec 15	$10,000	$10,000
Jan 16	$9,050	$9,331
Feb 16	$8,867	$9,313
Mar 16	$9,840	$10,503
Apr 16	$9,968	$10,574
May 16	$9,912	$10,183
Jun 16	$10,104	$10,569
Jul 16	$10,479	$11,089
Aug 16	$10,774	$11,355
Sep 16	$10,902	$11,502
Oct 16	$10,782	$11,502
Nov 16	$10,144	$10,971
Dec 16	$9,997	$10,990
Jan 17	$10,532	$11,580
Feb 17	$10,748	$11,967
Mar 17	$11,236	$12,271
Apr 17	$11,915	$12,522
May 17	$12,378	$12,855
Jun 17	$12,562	$12,980
Jul 17	$13,353	$13,713
Aug 17	$13,761	$14,014
Sep 17	$13,865	$13,966
Oct 17	$14,352	$14,456
Nov 17	$14,432	$14,514
Dec 17	$15,028	$15,037
Jan 18	$16,079	$16,241
Feb 18	$15,429	$15,502
Mar 18	$15,253	$15,226
Apr 18	$14,755	$15,165
May 18	$14,538	$14,656
Jun 18	$13,824	$14,005
Jul 18	$13,824	$14,297
Aug 18	$12,966	$13,920
Sep 18	$12,533	$13,802
Oct 18	$11,313	$12,572
Nov 18	$11,995	$13,108
Dec 18	$11,568	$12,775
Jan 19	$12,754	$13,846
Feb 19	$12,996	$13,894
Mar 19	$13,335	$14,012
Apr 19	$13,949	$14,278
May 19	$13,037	$13,278
Jun 19	$14,086	$14,072
Jul 19	$13,973	$13,896
Aug 19	$13,610	$13,216
Sep 19	$13,779	$13,469
Oct 19	$14,159	$14,032
Nov 19	$14,344	$14,005
Dec 19	$15,046	$15,030
Jan 20	$14,659	$14,340
Feb 20	$14,207	$13,557
Mar 20	$11,161	$11,362
Apr 20	$12,330	$12,453
May 20	$12,890	$12,568
Jun 20	$13,968	$13,513
Jul 20	$14,783	$14,725
Aug 20	$15,375	$15,078
Sep 20	$15,128	$14,836
Oct 20	$15,565	$15,103
Nov 20	$16,783	$16,570
Dec 20	$17,583	$17,795
Jan 21	$18,399	$18,284
Feb 21	$18,473	$18,523
Mar 21	$17,690	$18,303
Apr 21	$18,201	$18,829
May 21	$18,193	$19,270
Jun 21	$18,358	$19,351
Jul 21	$17,220	$18,173
Aug 21	$17,657	$18,616
Sep 21	$16,849	$17,921
Oct 21	$16,932	$18,080
Nov 21	$15,811	$17,369
Dec 21	$15,501	$17,745
Jan 22	$14,645	$17,352
Feb 22	$13,335	$16,844
Mar 22	$12,631	$16,566
Apr 22	$11,775	$15,656
May 22	$11,810	$15,682
Jun 22	$11,053	$14,562
Jul 22	$11,481	$14,580
Aug 22	$11,356	$14,680
Sep 22	$10,081	$12,991
Oct 22	$10,304	$12,640
Nov 22	$11,855	$14,421
Dec 22	$11,646	$14,226
Jan 23	$12,745	$15,312
Feb 23	$11,851	$14,391
Mar 23	$11,879	$14,787
Apr 23	$11,907	$14,654
May 23	$11,683	$14,462
Jun 23	$12,168	$15,026
Jul 23	$13,024	$15,967
Aug 23	$12,540	$15,089
Sep 23	$11,944	$14,707
Oct 23	$11,423	$14,116
Nov 23	$12,540	$15,278
Dec 23	$12,947	$15,886
Jan 24	$12,512	$15,214
Feb 24	$13,165	$15,893
Mar 24	$13,506	$16,230
Apr 24	$13,487	$16,339
May 24	$13,884	$16,434
Jun 24	$13,988	$17,064
Jul 24	$13,875	$17,106
Aug 24	$14,064	$17,386
Sep 24	$14,395	$18,470
Oct 24	$13,865	$17,657
Nov 24	$13,392	$17,058
Dec 24	$12,961	$17,013
Jan 25	$13,115	$17,203
Feb 25	$13,230	$17,211
Mar 25	$13,230	$17,301
Apr 25	$13,528	$17,562
May 25	$14,162	$18,402
Jun 25	$15,075	$19,500
Jul 25	$14,902	$19,843
Aug 25	$15,411	$20,136
Sep 25	$16,295	$21,427
Oct 25	$17,045	$22,266
Nov 25	$16,651	$21,762
Dec 25	$16,970	$22,350

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	30.93%	(0.71)%	5.43%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$320,774,046
  Number of Portfolio Holdings75
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,065,074

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Z | EMRZX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$105	0.91%

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (9/16/2019).

Cumulative Performance Based on $10,000 Investment

	Class Z	MSCI Emerging Markets IMI Index
Sep 19	$10,000	$10,000
Sep 19	$9,817	$9,770
Oct 19	$10,094	$10,178
Nov 19	$10,227	$10,158
Dec 19	$10,729	$10,902
Jan 20	$10,459	$10,401
Feb 20	$10,132	$9,833
Mar 20	$7,961	$8,241
Apr 20	$8,796	$9,033
May 20	$9,196	$9,116
Jun 20	$9,974	$9,801
Jul 20	$10,555	$10,680
Aug 20	$10,978	$10,937
Sep 20	$10,803	$10,761
Oct 20	$11,119	$10,955
Nov 20	$11,987	$12,019
Dec 20	$12,563	$12,907
Jan 21	$13,150	$13,262
Feb 21	$13,201	$13,435
Mar 21	$12,642	$13,276
Apr 21	$13,009	$13,657
May 21	$13,009	$13,977
Jun 21	$13,128	$14,036
Jul 21	$12,315	$13,182
Aug 21	$12,631	$13,503
Sep 21	$12,055	$12,999
Oct 21	$12,117	$13,114
Nov 21	$11,321	$12,598
Dec 21	$11,098	$12,871
Jan 22	$10,482	$12,586
Feb 22	$9,549	$12,218
Mar 22	$9,043	$12,016
Apr 22	$8,433	$11,356
May 22	$8,464	$11,375
Jun 22	$7,921	$10,562
Jul 22	$8,226	$10,576
Aug 22	$8,135	$10,648
Sep 22	$7,232	$9,423
Oct 22	$7,391	$9,168
Nov 22	$8,500	$10,460
Dec 22	$8,354	$10,318
Jan 23	$9,143	$11,107
Feb 23	$8,506	$10,438
Mar 23	$8,526	$10,725
Apr 23	$8,545	$10,629
May 23	$8,385	$10,490
Jun 23	$8,736	$10,899
Jul 23	$9,353	$11,582
Aug 23	$9,003	$10,945
Sep 23	$8,583	$10,667
Oct 23	$8,207	$10,239
Nov 23	$9,009	$11,082
Dec 23	$9,301	$11,523
Jan 24	$8,997	$11,035
Feb 24	$9,470	$11,528
Mar 24	$9,710	$11,773
Apr 24	$9,697	$11,852
May 24	$9,988	$11,920
Jun 24	$10,066	$12,377
Jul 24	$9,988	$12,407
Aug 24	$10,125	$12,611
Sep 24	$10,364	$13,397
Oct 24	$9,982	$12,808
Nov 24	$9,638	$12,373
Dec 24	$9,339	$12,340
Jan 25	$9,444	$12,478
Feb 25	$9,530	$12,484
Mar 25	$9,536	$12,549
Apr 25	$9,754	$12,739
May 25	$10,209	$13,348
Jun 25	$10,868	$14,144
Jul 25	$10,742	$14,393
Aug 25	$11,111	$14,606
Sep 25	$11,751	$15,542
Oct 25	$12,298	$16,151
Nov 25	$12,014	$15,785
Dec 25	$12,238	$16,212

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	31.05%	(0.52)%	3.26%
MSCI Emerging Markets IMI Index	31.38%	4.66%	7.98%

* Inception of Fund: 09/16/2019.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$320,774,046
  Number of Portfolio Holdings75
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,065,074

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class A | GHAAX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$163	1.38%

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment (Class A with sales charge)

	Class A	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$9,425	$10,000	$10,000
Jan 16	$9,077	$9,397	$9,287
Feb 16	$9,374	$9,332	$9,946
Mar 16	$10,479	$10,024	$10,911
Apr 16	$12,063	$10,172	$12,120
May 16	$11,609	$10,185	$11,411
Jun 16	$12,122	$10,123	$11,649
Jul 16	$12,473	$10,559	$12,166
Aug 16	$12,506	$10,595	$12,079
Sep 16	$13,044	$10,660	$12,334
Oct 16	$12,619	$10,479	$12,342
Nov 16	$14,002	$10,558	$12,773
Dec 16	$13,494	$10,786	$13,145
Jan 17	$14,003	$11,081	$13,732
Feb 17	$13,194	$11,392	$13,535
Mar 17	$13,022	$11,532	$13,509
Apr 17	$12,326	$11,711	$13,433
May 17	$11,712	$11,970	$13,366
Jun 17	$11,283	$12,024	$13,362
Jul 17	$11,990	$12,360	$14,149
Aug 17	$11,543	$12,408	$14,340
Sep 17	$12,228	$12,647	$14,782
Oct 17	$11,990	$12,910	$15,103
Nov 17	$12,176	$13,160	$15,176
Dec 17	$13,293	$13,372	$16,034
Jan 18	$13,563	$14,127	$16,874
Feb 18	$12,630	$13,533	$16,008
Mar 18	$12,561	$13,244	$15,749
Apr 18	$13,267	$13,370	$16,527
May 18	$13,315	$13,387	$16,760
Jun 18	$13,150	$13,314	$16,578
Jul 18	$12,985	$13,716	$16,749
Aug 18	$12,004	$13,824	$16,201
Sep 18	$12,326	$13,884	$16,771
Oct 18	$11,056	$12,843	$15,245
Nov 18	$10,398	$13,031	$14,692
Dec 18	$9,391	$12,113	$13,937
Jan 19	$10,493	$13,070	$15,278
Feb 19	$10,405	$13,419	$15,495
Mar 19	$10,647	$13,588	$15,641
Apr 19	$10,764	$14,047	$15,637
May 19	$9,574	$13,214	$14,418
Jun 19	$10,570	$14,079	$15,810
Jul 19	$10,109	$14,120	$15,419
Aug 19	$9,662	$13,785	$14,415
Sep 19	$9,644	$14,075	$14,833
Oct 19	$9,545	$14,460	$15,095
Nov 19	$9,545	$14,813	$15,322
Dec 19	$10,484	$15,335	$16,225
Jan 20	$9,494	$15,166	$14,987
Feb 20	$8,686	$13,941	$13,291
Mar 20	$6,289	$12,059	$10,872
Apr 20	$7,781	$13,350	$12,367
May 20	$8,091	$13,931	$12,810
Jun 20	$8,383	$14,376	$13,065
Jul 20	$9,428	$15,137	$13,514
Aug 20	$10,215	$16,063	$14,040
Sep 20	$10,085	$15,545	$13,321
Oct 20	$9,923	$15,167	$12,879
Nov 20	$11,274	$17,037	$15,134
Dec 20	$12,443	$17,828	$16,217
Jan 21	$12,777	$17,747	$16,274
Feb 21	$13,887	$18,158	$17,725
Mar 21	$13,776	$18,643	$18,097
Apr 21	$14,284	$19,458	$18,842
May 21	$14,793	$19,761	$19,839
Jun 21	$14,800	$20,021	$19,384
Jul 21	$14,117	$20,159	$19,314
Aug 21	$13,894	$20,664	$19,027
Sep 21	$13,768	$19,810	$18,822
Oct 21	$15,064	$20,821	$19,723
Nov 21	$14,407	$20,320	$18,828
Dec 21	$14,758	$21,133	$20,173
Jan 22	$14,615	$20,095	$20,941
Feb 22	$16,237	$19,576	$21,903
Mar 22	$17,953	$20,000	$23,519
Apr 22	$16,553	$18,399	$22,490
May 22	$17,765	$18,420	$23,535
Jun 22	$14,607	$16,868	$19,824
Jul 22	$15,691	$18,046	$20,521
Aug 22	$16,071	$17,381	$20,644
Sep 22	$14,585	$15,717	$18,885
Oct 22	$16,395	$16,666	$20,787
Nov 22	$17,227	$17,958	$22,812
Dec 22	$15,900	$17,252	$22,108
Jan 23	$16,829	$18,488	$23,771
Feb 23	$15,587	$17,958	$22,459
Mar 23	$15,406	$18,512	$22,198
Apr 23	$15,225	$18,778	$22,143
May 23	$13,940	$18,577	$20,042
Jun 23	$15,024	$19,656	$21,337
Jul 23	$16,201	$20,375	$22,978
Aug 23	$15,664	$19,806	$22,187
Sep 23	$15,383	$18,987	$22,095
Oct 23	$14,384	$18,416	$20,986
Nov 23	$14,692	$20,116	$22,016
Dec 23	$15,281	$21,082	$22,855
Jan 24	$14,128	$21,206	$21,637
Feb 24	$14,333	$22,116	$21,539
Mar 24	$15,684	$22,810	$23,313
Apr 24	$15,881	$22,057	$23,293
May 24	$16,631	$22,953	$23,924
Jun 24	$15,932	$23,464	$22,864
Jul 24	$16,311	$23,843	$23,179
Aug 24	$16,106	$24,448	$23,143
Sep 24	$16,134	$25,016	$23,644
Oct 24	$15,826	$24,455	$22,584
Nov 24	$16,146	$25,369	$22,415
Dec 24	$14,815	$24,769	$20,831
Jan 25	$15,409	$25,600	$21,995
Feb 25	$15,344	$25,446	$21,949
Mar 25	$15,921	$24,441	$22,275
Apr 25	$15,425	$24,669	$21,595
May 25	$15,937	$26,087	$22,223
Jun 25	$16,791	$27,258	$23,002
Jul 25	$16,738	$27,628	$23,169
Aug 25	$17,954	$28,310	$24,679
Sep 25	$18,930	$29,336	$25,155
Oct 25	$18,642	$29,992	$24,973
Nov 25	$19,666	$29,989	$25,958
Dec 25	$20,165	$30,302	$26,844

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	36.11%	10.14%	7.90%
Class A After Maximum Sales Charge	28.28%	8.84%	7.27%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$648,610,375
  Number of Portfolio Holdings67
  Portfolio Turnover Rate58%
  Advisory Fees Paid$4,256,103

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class I | GHAIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$113	0.96%

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class I	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,638	$9,397	$9,287
Feb 16	$9,955	$9,332	$9,946
Mar 16	$11,131	$10,024	$10,911
Apr 16	$12,817	$10,172	$12,120
May 16	$12,340	$10,185	$11,411
Jun 16	$12,888	$10,123	$11,649
Jul 16	$13,269	$10,559	$12,166
Aug 16	$13,306	$10,595	$12,079
Sep 16	$13,884	$10,660	$12,334
Oct 16	$13,433	$10,479	$12,342
Nov 16	$14,910	$10,558	$12,773
Dec 16	$14,373	$10,786	$13,145
Jan 17	$14,922	$11,081	$13,732
Feb 17	$14,064	$11,392	$13,535
Mar 17	$13,888	$11,532	$13,509
Apr 17	$13,149	$11,711	$13,433
May 17	$12,496	$11,970	$13,366
Jun 17	$12,044	$12,024	$13,362
Jul 17	$12,806	$12,360	$14,149
Aug 17	$12,328	$12,408	$14,340
Sep 17	$13,067	$12,647	$14,782
Oct 17	$12,817	$12,910	$15,103
Nov 17	$13,022	$13,160	$15,176
Dec 17	$14,220	$13,372	$16,034
Jan 18	$14,519	$14,127	$16,874
Feb 18	$13,522	$13,533	$16,008
Mar 18	$13,452	$13,244	$15,749
Apr 18	$14,217	$13,370	$16,527
May 18	$14,269	$13,387	$16,760
Jun 18	$14,097	$13,314	$16,578
Jul 18	$13,929	$13,716	$16,749
Aug 18	$12,881	$13,824	$16,201
Sep 18	$13,231	$13,884	$16,771
Oct 18	$11,873	$12,843	$15,245
Nov 18	$11,167	$13,031	$14,692
Dec 18	$10,091	$12,113	$13,937
Jan 19	$11,279	$13,070	$15,278
Feb 19	$11,189	$13,419	$15,495
Mar 19	$11,451	$13,588	$15,641
Apr 19	$11,582	$14,047	$15,637
May 19	$10,305	$13,214	$14,418
Jun 19	$11,380	$14,079	$15,810
Jul 19	$10,889	$14,120	$15,419
Aug 19	$10,410	$13,785	$14,415
Sep 19	$10,395	$14,075	$14,833
Oct 19	$10,294	$14,460	$15,095
Nov 19	$10,297	$14,813	$15,322
Dec 19	$11,308	$15,335	$16,225
Jan 20	$10,247	$15,166	$14,987
Feb 20	$9,377	$13,941	$13,291
Mar 20	$6,795	$12,059	$10,872
Apr 20	$8,407	$13,350	$12,367
May 20	$8,746	$13,931	$12,810
Jun 20	$9,065	$14,376	$13,065
Jul 20	$10,198	$15,137	$13,514
Aug 20	$11,054	$16,063	$14,040
Sep 20	$10,917	$15,545	$13,321
Oct 20	$10,746	$15,167	$12,879
Nov 20	$12,213	$17,037	$15,134
Dec 20	$13,483	$17,828	$16,217
Jan 21	$13,851	$17,747	$16,274
Feb 21	$15,060	$18,158	$17,725
Mar 21	$14,941	$18,643	$18,097
Apr 21	$15,501	$19,458	$18,842
May 21	$16,057	$19,761	$19,839
Jun 21	$16,072	$20,021	$19,384
Jul 21	$15,336	$20,159	$19,314
Aug 21	$15,098	$20,664	$19,027
Sep 21	$14,968	$19,810	$18,822
Oct 21	$16,379	$20,821	$19,723
Nov 21	$15,673	$20,320	$18,828
Dec 21	$16,061	$21,133	$20,173
Jan 22	$15,909	$20,095	$20,941
Feb 22	$17,680	$19,576	$21,903
Mar 22	$19,561	$20,000	$23,519
Apr 22	$18,039	$18,399	$22,490
May 22	$19,370	$18,420	$23,535
Jun 22	$15,929	$16,868	$19,824
Jul 22	$17,119	$18,046	$20,521
Aug 22	$17,540	$17,381	$20,644
Sep 22	$15,921	$15,717	$18,885
Oct 22	$17,911	$16,666	$20,787
Nov 22	$18,824	$17,958	$22,812
Dec 22	$17,378	$17,252	$22,108
Jan 23	$18,400	$18,488	$23,771
Feb 23	$17,049	$17,958	$22,459
Mar 23	$16,860	$18,512	$22,198
Apr 23	$16,664	$18,778	$22,143
May 23	$15,264	$18,577	$20,042
Jun 23	$16,459	$19,656	$21,337
Jul 23	$17,751	$20,375	$22,978
Aug 23	$17,173	$19,806	$22,187
Sep 23	$16,868	$18,987	$22,095
Oct 23	$15,777	$18,416	$20,986
Nov 23	$16,122	$20,116	$22,016
Dec 23	$16,775	$21,082	$22,855
Jan 24	$15,514	$21,206	$21,637
Feb 24	$15,745	$22,116	$21,539
Mar 24	$17,236	$22,810	$23,313
Apr 24	$17,459	$22,057	$23,293
May 24	$18,291	$22,953	$23,924
Jun 24	$17,529	$23,464	$22,864
Jul 24	$17,949	$23,843	$23,179
Aug 24	$17,735	$24,448	$23,143
Sep 24	$17,772	$25,016	$23,644
Oct 24	$17,434	$24,455	$22,584
Nov 24	$17,792	$25,369	$22,415
Dec 24	$16,335	$24,769	$20,831
Jan 25	$16,995	$25,600	$21,995
Feb 25	$16,931	$25,446	$21,949
Mar 25	$17,573	$24,441	$22,275
Apr 25	$17,029	$24,669	$21,595
May 25	$17,603	$26,087	$22,223
Jun 25	$18,548	$27,258	$23,002
Jul 25	$18,501	$27,628	$23,169
Aug 25	$19,850	$28,310	$24,679
Sep 25	$20,936	$29,336	$25,155
Oct 25	$20,625	$29,992	$24,973
Nov 25	$21,770	$29,989	$25,958
Dec 25	$22,324	$30,302	$26,844

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	36.67%	10.61%	8.36%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$648,610,375
  Number of Portfolio Holdings67
  Portfolio Turnover Rate58%
  Advisory Fees Paid$4,256,103

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class Y | GHAYX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$134	1.13%

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class Y	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,636	$9,397	$9,287
Feb 16	$9,950	$9,332	$9,946
Mar 16	$11,126	$10,024	$10,911
Apr 16	$12,811	$10,172	$12,120
May 16	$12,332	$10,185	$11,411
Jun 16	$12,880	$10,123	$11,649
Jul 16	$13,255	$10,559	$12,166
Aug 16	$13,294	$10,595	$12,079
Sep 16	$13,868	$10,660	$12,334
Oct 16	$13,420	$10,479	$12,342
Nov 16	$14,895	$10,558	$12,773
Dec 16	$14,355	$10,786	$13,145
Jan 17	$14,903	$11,081	$13,732
Feb 17	$14,041	$11,392	$13,535
Mar 17	$13,865	$11,532	$13,509
Apr 17	$13,125	$11,711	$13,433
May 17	$12,474	$11,970	$13,366
Jun 17	$12,022	$12,024	$13,362
Jul 17	$12,777	$12,360	$14,149
Aug 17	$12,302	$12,408	$14,340
Sep 17	$13,033	$12,647	$14,782
Oct 17	$12,784	$12,910	$15,103
Nov 17	$12,983	$13,160	$15,176
Dec 17	$14,179	$13,372	$16,034
Jan 18	$14,470	$14,127	$16,874
Feb 18	$13,478	$13,533	$16,008
Mar 18	$13,405	$13,244	$15,749
Apr 18	$14,163	$13,370	$16,527
May 18	$14,213	$13,387	$16,760
Jun 18	$14,041	$13,314	$16,578
Jul 18	$13,868	$13,716	$16,749
Aug 18	$12,823	$13,824	$16,201
Sep 18	$13,171	$13,884	$16,771
Oct 18	$11,819	$12,843	$15,245
Nov 18	$11,114	$13,031	$14,692
Dec 18	$10,042	$12,113	$13,937
Jan 19	$11,223	$13,070	$15,278
Feb 19	$11,127	$13,419	$15,495
Mar 19	$11,388	$13,588	$15,641
Apr 19	$11,519	$14,047	$15,637
May 19	$10,246	$13,214	$14,418
Jun 19	$11,315	$14,079	$15,810
Jul 19	$10,825	$14,120	$15,419
Aug 19	$10,345	$13,785	$14,415
Sep 19	$10,330	$14,075	$14,833
Oct 19	$10,226	$14,460	$15,095
Nov 19	$10,226	$14,813	$15,322
Dec 19	$11,235	$15,335	$16,225
Jan 20	$10,179	$15,166	$14,987
Feb 20	$9,313	$13,941	$13,291
Mar 20	$6,746	$12,059	$10,872
Apr 20	$8,346	$13,350	$12,367
May 20	$8,680	$13,931	$12,810
Jun 20	$8,994	$14,376	$13,065
Jul 20	$10,121	$15,137	$13,514
Aug 20	$10,967	$16,063	$14,040
Sep 20	$10,831	$15,545	$13,321
Oct 20	$10,657	$15,167	$12,879
Nov 20	$12,113	$17,037	$15,134
Dec 20	$13,369	$17,828	$16,217
Jan 21	$13,729	$17,747	$16,274
Feb 21	$14,926	$18,158	$17,725
Mar 21	$14,809	$18,643	$18,097
Apr 21	$15,357	$19,458	$18,842
May 21	$15,908	$19,761	$19,839
Jun 21	$15,924	$20,021	$19,384
Jul 21	$15,188	$20,159	$19,314
Aug 21	$14,954	$20,664	$19,027
Sep 21	$14,821	$19,810	$18,822
Oct 21	$16,217	$20,821	$19,723
Nov 21	$15,513	$20,320	$18,828
Dec 21	$15,898	$21,133	$20,173
Jan 22	$15,743	$20,095	$20,941
Feb 22	$17,496	$19,576	$21,903
Mar 22	$19,352	$20,000	$23,519
Apr 22	$17,845	$18,399	$22,490
May 22	$19,157	$18,420	$23,535
Jun 22	$15,751	$16,868	$19,824
Jul 22	$16,927	$18,046	$20,521
Aug 22	$17,341	$17,381	$20,644
Sep 22	$15,739	$15,717	$18,885
Oct 22	$17,698	$16,666	$20,787
Nov 22	$18,600	$17,958	$22,812
Dec 22	$17,169	$17,252	$22,108
Jan 23	$18,177	$18,488	$23,771
Feb 23	$16,842	$17,958	$22,459
Mar 23	$16,646	$18,512	$22,198
Apr 23	$16,450	$18,778	$22,143
May 23	$15,071	$18,577	$20,042
Jun 23	$16,246	$19,656	$21,337
Jul 23	$17,520	$20,375	$22,978
Aug 23	$16,944	$19,806	$22,187
Sep 23	$16,642	$18,987	$22,095
Oct 23	$15,564	$18,416	$20,986
Nov 23	$15,903	$20,116	$22,016
Dec 23	$16,545	$21,082	$22,855
Jan 24	$15,297	$21,206	$21,637
Feb 24	$15,523	$22,116	$21,539
Mar 24	$16,989	$22,810	$23,313
Apr 24	$17,206	$22,057	$23,293
May 24	$18,023	$22,953	$23,924
Jun 24	$17,269	$23,464	$22,864
Jul 24	$17,684	$23,843	$23,179
Aug 24	$17,466	$24,448	$23,143
Sep 24	$17,499	$25,016	$23,644
Oct 24	$17,165	$24,455	$22,584
Nov 24	$17,516	$25,369	$22,415
Dec 24	$16,080	$24,769	$20,831
Jan 25	$16,728	$25,600	$21,995
Feb 25	$16,659	$25,446	$21,949
Mar 25	$17,289	$24,441	$22,275
Apr 25	$16,754	$24,669	$21,595
May 25	$17,315	$26,087	$22,223
Jun 25	$18,244	$27,258	$23,002
Jul 25	$18,192	$27,628	$23,169
Aug 25	$19,519	$28,310	$24,679
Sep 25	$20,581	$29,336	$25,155
Oct 25	$20,270	$29,992	$24,973
Nov 25	$21,394	$29,989	$25,958
Dec 25	$21,938	$30,302	$26,844

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	36.43%	10.41%	8.17%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$648,610,375
  Number of Portfolio Holdings67
  Portfolio Turnover Rate58%
  Advisory Fees Paid$4,256,103

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class A | INIVX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$239	1.31%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment (Class A with sales charge)

	Class A	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$9,425	$10,000	$10,000
Jan 16	$9,159	$9,397	$10,333
Feb 16	$11,926	$9,332	$14,061
Mar 16	$12,832	$10,024	$14,621
Apr 16	$17,131	$10,172	$18,726
May 16	$15,302	$10,185	$16,490
Jun 16	$18,850	$10,123	$20,240
Jul 16	$20,788	$10,559	$22,276
Aug 16	$17,646	$10,595	$18,643
Sep 16	$18,678	$10,660	$19,344
Oct 16	$17,334	$10,479	$17,930
Nov 16	$14,333	$10,558	$15,256
Dec 16	$14,432	$10,786	$15,424
Jan 17	$16,675	$11,081	$17,535
Feb 17	$16,022	$11,392	$16,846
Mar 17	$16,039	$11,532	$16,734
Apr 17	$15,403	$11,711	$16,408
May 17	$15,654	$11,970	$16,715
Jun 17	$15,905	$12,024	$16,236
Jul 17	$16,022	$12,360	$16,813
Aug 17	$17,110	$12,408	$18,128
Sep 17	$16,022	$12,647	$16,937
Oct 17	$15,202	$12,910	$16,585
Nov 17	$15,168	$13,160	$16,543
Dec 17	$16,312	$13,372	$17,297
Jan 18	$16,451	$14,127	$17,635
Feb 18	$14,955	$13,533	$15,884
Mar 18	$15,268	$13,244	$16,330
Apr 18	$15,477	$13,370	$16,606
May 18	$15,512	$13,387	$16,630
Jun 18	$15,390	$13,314	$16,585
Jul 18	$14,782	$13,716	$15,854
Aug 18	$12,990	$13,824	$13,863
Sep 18	$12,712	$13,884	$13,820
Oct 18	$12,538	$12,843	$14,088
Nov 18	$12,260	$13,031	$14,260
Dec 18	$13,704	$12,113	$15,797
Jan 19	$14,796	$13,070	$16,978
Feb 19	$14,832	$13,419	$16,705
Mar 19	$14,474	$13,588	$16,830
Apr 19	$13,542	$14,047	$15,679
May 19	$14,187	$13,214	$16,161
Jun 19	$16,713	$14,079	$19,243
Jul 19	$17,483	$14,120	$20,122
Aug 19	$19,257	$13,785	$22,456
Sep 19	$17,286	$14,075	$20,207
Oct 19	$17,877	$14,460	$21,082
Nov 19	$16,892	$14,813	$20,351
Dec 19	$18,914	$15,335	$22,256
Jan 20	$18,970	$15,166	$21,937
Feb 20	$17,146	$13,941	$20,153
Mar 20	$14,688	$12,059	$17,802
Apr 20	$20,981	$13,350	$24,681
May 20	$22,973	$13,931	$26,068
Jun 20	$25,523	$14,376	$27,733
Jul 20	$29,675	$15,137	$32,627
Aug 20	$29,470	$16,063	$32,091
Sep 20	$27,962	$15,545	$29,756
Oct 20	$26,715	$15,167	$28,506
Nov 20	$25,039	$17,037	$26,325
Dec 20	$26,744	$17,828	$27,527
Jan 21	$24,825	$17,747	$26,476
Feb 21	$21,883	$18,158	$23,930
Mar 21	$22,238	$18,643	$24,763
Apr 21	$23,969	$19,458	$26,309
May 21	$27,245	$19,761	$30,074
Jun 21	$23,677	$20,021	$25,987
Jul 21	$24,199	$20,159	$26,788
Aug 21	$22,864	$20,664	$25,006
Sep 21	$20,840	$19,810	$22,561
Oct 21	$22,613	$20,821	$24,337
Nov 21	$22,530	$20,320	$24,416
Dec 21	$22,919	$21,133	$24,948
Jan 22	$21,408	$20,095	$23,535
Feb 22	$23,631	$19,576	$26,878
Mar 22	$25,876	$20,000	$29,934
Apr 22	$23,586	$18,399	$27,484
May 22	$21,341	$18,420	$24,917
Jun 22	$18,473	$16,868	$21,478
Jul 22	$18,251	$18,046	$20,483
Aug 22	$16,784	$17,381	$18,684
Sep 22	$16,628	$15,717	$18,765
Oct 22	$16,361	$16,666	$18,937
Nov 22	$19,518	$17,958	$22,541
Dec 22	$19,763	$17,252	$22,795
Jan 23	$21,852	$18,488	$25,391
Feb 23	$18,962	$17,958	$21,762
Mar 23	$21,808	$18,512	$25,828
Apr 23	$22,764	$18,778	$26,767
May 23	$21,208	$18,577	$24,477
Jun 23	$20,741	$19,656	$23,870
Jul 23	$21,363	$20,375	$24,954
Aug 23	$20,452	$19,806	$23,399
Sep 23	$18,429	$18,987	$21,497
Oct 23	$19,207	$18,416	$22,392
Nov 23	$21,608	$20,116	$24,921
Dec 23	$21,675	$21,082	$25,211
Jan 24	$19,761	$21,206	$22,733
Feb 24	$18,537	$22,116	$21,346
Mar 24	$21,987	$22,810	$25,532
Apr 24	$22,766	$22,057	$27,093
May 24	$24,412	$22,953	$28,714
Jun 24	$23,389	$23,464	$27,650
Jul 24	$25,614	$23,843	$30,667
Aug 24	$26,170	$24,448	$31,415
Sep 24	$27,283	$25,016	$32,381
Oct 24	$28,819	$24,455	$32,840
Nov 24	$26,860	$25,369	$30,512
Dec 24	$24,864	$24,769	$27,893
Jan 25	$28,235	$25,600	$32,053
Feb 25	$29,119	$25,446	$32,697
Mar 25	$33,470	$24,441	$37,734
Apr 25	$36,363	$24,669	$40,352
May 25	$37,965	$26,087	$41,569
Jun 25	$39,065	$27,258	$42,827
Jul 25	$38,228	$27,628	$42,577
Aug 25	$46,619	$28,310	$51,829
Sep 25	$55,274	$29,336	$62,709
Oct 25	$53,194	$29,992	$59,323
Nov 25	$61,944	$29,989	$68,330
Dec 25	$66,102	$30,302	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	165.86%	19.84%	21.50%
Class A After Maximum Sales Charge	150.57%	18.43%	20.79%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,526,423,521
  Number of Portfolio Holdings50
  Portfolio Turnover Rate30%
  Advisory Fees Paid$6,756,055

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class C | IIGCX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$385	2.12%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class C	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,723	$9,397	$10,333
Feb 16	$12,643	$9,332	$14,061
Mar 16	$13,586	$10,024	$14,621
Apr 16	$18,133	$10,172	$18,726
May 16	$16,174	$10,185	$16,490
Jun 16	$19,926	$10,123	$20,240
Jul 16	$21,959	$10,559	$22,276
Aug 16	$18,614	$10,595	$18,643
Sep 16	$19,704	$10,660	$19,344
Oct 16	$18,281	$10,479	$17,930
Nov 16	$15,102	$10,558	$15,256
Dec 16	$15,200	$10,786	$15,424
Jan 17	$17,557	$11,081	$17,535
Feb 17	$16,838	$11,392	$16,846
Mar 17	$16,858	$11,532	$16,734
Apr 17	$16,179	$11,711	$16,408
May 17	$16,438	$11,970	$16,715
Jun 17	$16,698	$12,024	$16,236
Jul 17	$16,798	$12,360	$16,813
Aug 17	$17,936	$12,408	$18,128
Sep 17	$16,778	$12,647	$16,937
Oct 17	$15,899	$12,910	$16,585
Nov 17	$15,879	$13,160	$16,543
Dec 17	$17,060	$13,372	$17,297
Jan 18	$17,184	$14,127	$17,635
Feb 18	$15,612	$13,533	$15,884
Mar 18	$15,923	$13,244	$16,330
Apr 18	$16,129	$13,370	$16,606
May 18	$16,171	$13,387	$16,630
Jun 18	$16,026	$13,314	$16,585
Jul 18	$15,385	$13,716	$15,854
Aug 18	$13,524	$13,824	$13,863
Sep 18	$13,214	$13,884	$13,820
Oct 18	$13,007	$12,843	$14,088
Nov 18	$12,738	$13,031	$14,260
Dec 18	$14,206	$12,113	$15,797
Jan 19	$15,339	$13,070	$16,978
Feb 19	$15,382	$13,419	$16,705
Mar 19	$14,997	$13,588	$16,830
Apr 19	$14,013	$14,047	$15,679
May 19	$14,676	$13,214	$16,161
Jun 19	$17,265	$14,079	$19,243
Jul 19	$18,056	$14,120	$20,122
Aug 19	$19,875	$13,785	$22,456
Sep 19	$17,821	$14,075	$20,207
Oct 19	$18,442	$14,460	$21,082
Nov 19	$17,415	$14,813	$20,351
Dec 19	$19,479	$15,335	$22,256
Jan 20	$19,524	$15,166	$21,937
Feb 20	$17,636	$13,941	$20,153
Mar 20	$15,104	$12,059	$17,802
Apr 20	$21,545	$13,350	$24,681
May 20	$23,566	$13,931	$26,068
Jun 20	$26,165	$14,376	$27,733
Jul 20	$30,430	$15,137	$32,627
Aug 20	$30,185	$16,063	$32,091
Sep 20	$28,631	$15,545	$29,756
Oct 20	$27,320	$15,167	$28,506
Nov 20	$25,610	$17,037	$26,325
Dec 20	$27,332	$17,828	$27,527
Jan 21	$25,363	$17,747	$26,476
Feb 21	$22,335	$18,158	$23,930
Mar 21	$22,688	$18,643	$24,763
Apr 21	$24,429	$19,458	$26,309
May 21	$27,761	$19,761	$30,074
Jun 21	$24,126	$20,021	$25,987
Jul 21	$24,631	$20,159	$26,788
Aug 21	$23,268	$20,664	$25,006
Sep 21	$21,174	$19,810	$22,561
Oct 21	$22,966	$20,821	$24,337
Nov 21	$22,865	$20,320	$24,416
Dec 21	$23,261	$21,133	$24,948
Jan 22	$21,708	$20,095	$23,535
Feb 22	$23,914	$19,576	$26,878
Mar 22	$26,202	$20,000	$29,934
Apr 22	$23,860	$18,399	$27,484
May 22	$21,572	$18,420	$24,917
Jun 22	$18,658	$16,868	$21,478
Jul 22	$18,412	$18,046	$20,483
Aug 22	$16,914	$17,381	$18,684
Sep 22	$16,778	$15,717	$18,765
Oct 22	$16,479	$16,666	$18,937
Nov 22	$19,638	$17,958	$22,541
Dec 22	$19,883	$17,252	$22,795
Jan 23	$21,981	$18,488	$25,391
Feb 23	$19,066	$17,958	$21,762
Mar 23	$21,899	$18,512	$25,828
Apr 23	$22,852	$18,778	$26,767
May 23	$21,272	$18,577	$24,477
Jun 23	$20,809	$19,656	$23,870
Jul 23	$21,409	$20,375	$24,954
Aug 23	$20,483	$19,806	$23,399
Sep 23	$18,440	$18,987	$21,497
Oct 23	$19,202	$18,416	$22,392
Nov 23	$21,599	$20,116	$24,921
Dec 23	$21,654	$21,082	$25,211
Jan 24	$19,720	$21,206	$22,733
Feb 24	$18,494	$22,116	$21,346
Mar 24	$21,926	$22,810	$25,532
Apr 24	$22,689	$22,057	$27,093
May 24	$24,296	$22,953	$28,714
Jun 24	$23,261	$23,464	$27,650
Jul 24	$25,467	$23,843	$30,667
Aug 24	$25,984	$24,448	$31,415
Sep 24	$27,101	$25,016	$32,381
Oct 24	$28,599	$24,455	$32,840
Nov 24	$26,611	$25,369	$30,512
Dec 24	$24,633	$24,769	$27,893
Jan 25	$27,941	$25,600	$32,053
Feb 25	$28,797	$25,446	$32,697
Mar 25	$33,110	$24,441	$37,734
Apr 25	$35,945	$24,669	$40,352
May 25	$37,510	$26,087	$41,569
Jun 25	$38,544	$27,258	$42,827
Jul 25	$37,688	$27,628	$42,577
Aug 25	$45,958	$28,310	$51,829
Sep 25	$54,435	$29,336	$62,709
Oct 25	$52,367	$29,992	$59,323
Nov 25	$60,932	$29,989	$68,330
Dec 25	$64,975	$30,302	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	163.77%	18.91%	20.58%
Class C After Maximum Sales Charge	162.77%	18.91%	20.58%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,526,423,521
  Number of Portfolio Holdings50
  Portfolio Turnover Rate30%
  Advisory Fees Paid$6,756,055

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class I | INIIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$184	1.00%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class I	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,721	$9,397	$10,333
Feb 16	$12,653	$9,332	$14,061
Mar 16	$13,621	$10,024	$14,621
Apr 16	$18,183	$10,172	$18,726
May 16	$16,247	$10,185	$16,490
Jun 16	$20,027	$10,123	$20,240
Jul 16	$22,095	$10,559	$22,276
Aug 16	$18,740	$10,595	$18,643
Sep 16	$19,854	$10,660	$19,344
Oct 16	$18,422	$10,479	$17,930
Nov 16	$15,252	$10,558	$15,256
Dec 16	$15,363	$10,786	$15,424
Jan 17	$17,743	$11,081	$17,535
Feb 17	$17,057	$11,392	$16,846
Mar 17	$17,085	$11,532	$16,734
Apr 17	$16,413	$11,711	$16,408
May 17	$16,679	$11,970	$16,715
Jun 17	$16,973	$12,024	$16,236
Jul 17	$17,099	$12,360	$16,813
Aug 17	$18,262	$12,408	$18,128
Sep 17	$17,113	$12,647	$16,937
Oct 17	$16,231	$12,910	$16,585
Nov 17	$16,217	$13,160	$16,543
Dec 17	$17,446	$13,372	$17,297
Jan 18	$17,591	$14,127	$17,635
Feb 18	$15,998	$13,533	$15,884
Mar 18	$16,331	$13,244	$16,330
Apr 18	$16,563	$13,370	$16,606
May 18	$16,606	$13,387	$16,630
Jun 18	$16,476	$13,314	$16,585
Jul 18	$15,839	$13,716	$15,854
Aug 18	$13,928	$13,824	$13,863
Sep 18	$13,624	$13,884	$13,820
Oct 18	$13,436	$12,843	$14,088
Nov 18	$13,160	$13,031	$14,260
Dec 18	$14,710	$12,113	$15,797
Jan 19	$15,895	$13,070	$16,978
Feb 19	$15,939	$13,419	$16,705
Mar 19	$15,554	$13,588	$16,830
Apr 19	$14,561	$14,047	$15,679
May 19	$15,258	$13,214	$16,161
Jun 19	$17,968	$14,079	$19,243
Jul 19	$18,828	$14,120	$20,122
Aug 19	$20,724	$13,785	$22,456
Sep 19	$18,605	$14,075	$20,207
Oct 19	$19,257	$14,460	$21,082
Nov 19	$18,205	$14,813	$20,351
Dec 19	$20,389	$15,335	$22,256
Jan 20	$20,465	$15,166	$21,937
Feb 20	$18,491	$13,941	$20,153
Mar 20	$15,858	$12,059	$17,802
Apr 20	$22,639	$13,350	$24,681
May 20	$24,797	$13,931	$26,068
Jun 20	$27,568	$14,376	$27,733
Jul 20	$32,068	$15,137	$32,627
Aug 20	$31,838	$16,063	$32,091
Sep 20	$30,216	$15,545	$29,756
Oct 20	$28,869	$15,167	$28,506
Nov 20	$27,093	$17,037	$26,325
Dec 20	$28,928	$17,828	$27,527
Jan 21	$26,872	$17,747	$26,476
Feb 21	$23,680	$18,158	$23,930
Mar 21	$24,065	$18,643	$24,763
Apr 21	$25,953	$19,458	$26,309
May 21	$29,529	$19,761	$30,074
Jun 21	$25,669	$20,021	$25,987
Jul 21	$26,237	$20,159	$26,788
Aug 21	$24,800	$20,664	$25,006
Sep 21	$22,594	$19,810	$22,561
Oct 21	$24,533	$20,821	$24,337
Nov 21	$24,449	$20,320	$24,416
Dec 21	$24,895	$21,133	$24,948
Jan 22	$23,250	$20,095	$23,535
Feb 22	$25,666	$19,576	$26,878
Mar 22	$28,117	$20,000	$29,934
Apr 22	$25,631	$18,399	$27,484
May 22	$23,197	$18,420	$24,917
Jun 22	$20,081	$16,868	$21,478
Jul 22	$19,853	$18,046	$20,483
Aug 22	$18,260	$17,381	$18,684
Sep 22	$18,102	$15,717	$18,765
Oct 22	$17,822	$16,666	$18,937
Nov 22	$21,254	$17,958	$22,541
Dec 22	$21,534	$17,252	$22,795
Jan 23	$23,827	$18,488	$25,391
Feb 23	$20,694	$17,958	$21,762
Mar 23	$23,792	$18,512	$25,828
Apr 23	$24,860	$18,778	$26,767
May 23	$23,162	$18,577	$24,477
Jun 23	$22,672	$19,656	$23,870
Jul 23	$23,355	$20,375	$24,954
Aug 23	$22,357	$19,806	$23,399
Sep 23	$20,168	$18,987	$21,497
Oct 23	$21,009	$18,416	$22,392
Nov 23	$23,652	$20,116	$24,921
Dec 23	$23,743	$21,082	$25,211
Jan 24	$21,652	$21,206	$22,733
Feb 24	$20,316	$22,116	$21,346
Mar 24	$24,112	$22,810	$25,532
Apr 24	$24,956	$22,057	$27,093
May 24	$26,766	$22,953	$28,714
Jun 24	$25,659	$23,464	$27,650
Jul 24	$28,119	$23,843	$30,667
Aug 24	$28,734	$24,448	$31,415
Sep 24	$29,964	$25,016	$32,381
Oct 24	$31,651	$24,455	$32,840
Nov 24	$29,507	$25,369	$30,512
Dec 24	$27,347	$24,769	$27,893
Jan 25	$31,039	$25,600	$32,053
Feb 25	$32,022	$25,446	$32,697
Mar 25	$36,827	$24,441	$37,734
Apr 25	$40,037	$24,669	$40,352
May 25	$41,818	$26,087	$41,569
Jun 25	$43,024	$27,258	$42,827
Jul 25	$42,096	$27,628	$42,577
Aug 25	$51,391	$28,310	$51,829
Sep 25	$60,927	$29,336	$62,709
Oct 25	$58,645	$29,992	$59,323
Nov 25	$68,311	$29,989	$68,330
Dec 25	$72,914	$30,302	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	166.63%	20.31%	21.98%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,526,423,521
  Number of Portfolio Holdings50
  Portfolio Turnover Rate30%
  Advisory Fees Paid$6,756,055

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class Y | INIYX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$189	1.03%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class Y	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,722	$9,397	$10,333
Feb 16	$12,647	$9,332	$14,061
Mar 16	$13,611	$10,024	$14,621
Apr 16	$18,170	$10,172	$18,726
May 16	$16,225	$10,185	$16,490
Jun 16	$20,000	$10,123	$20,240
Jul 16	$22,075	$10,559	$22,276
Aug 16	$18,725	$10,595	$18,643
Sep 16	$19,837	$10,660	$19,344
Oct 16	$18,415	$10,479	$17,930
Nov 16	$15,229	$10,558	$15,256
Dec 16	$15,349	$10,786	$15,424
Jan 17	$17,726	$11,081	$17,535
Feb 17	$17,027	$11,392	$16,846
Mar 17	$17,062	$11,532	$16,734
Apr 17	$16,380	$11,711	$16,408
May 17	$16,660	$11,970	$16,715
Jun 17	$16,940	$12,024	$16,236
Jul 17	$17,062	$12,360	$16,813
Aug 17	$18,233	$12,408	$18,128
Sep 17	$17,080	$12,647	$16,937
Oct 17	$16,205	$12,910	$16,585
Nov 17	$16,170	$13,160	$16,543
Dec 17	$17,389	$13,372	$17,297
Jan 18	$17,534	$14,127	$17,635
Feb 18	$15,968	$13,533	$15,884
Mar 18	$16,296	$13,244	$16,330
Apr 18	$16,515	$13,370	$16,606
May 18	$16,569	$13,387	$16,630
Jun 18	$16,424	$13,314	$16,585
Jul 18	$15,786	$13,716	$15,854
Aug 18	$13,893	$13,824	$13,863
Sep 18	$13,583	$13,884	$13,820
Oct 18	$13,401	$12,843	$14,088
Nov 18	$13,110	$13,031	$14,260
Dec 18	$14,657	$12,113	$15,797
Jan 19	$15,838	$13,070	$16,978
Feb 19	$15,875	$13,419	$16,705
Mar 19	$15,501	$13,588	$16,830
Apr 19	$14,507	$14,047	$15,679
May 19	$15,201	$13,214	$16,161
Jun 19	$17,900	$14,079	$19,243
Jul 19	$18,743	$14,120	$20,122
Aug 19	$20,636	$13,785	$22,456
Sep 19	$18,537	$14,075	$20,207
Oct 19	$19,174	$14,460	$21,082
Nov 19	$18,125	$14,813	$20,351
Dec 19	$20,303	$15,335	$22,256
Jan 20	$20,362	$15,166	$21,937
Feb 20	$18,410	$13,941	$20,153
Mar 20	$15,774	$12,059	$17,802
Apr 20	$22,529	$13,350	$24,681
May 20	$24,676	$13,931	$26,068
Jun 20	$27,429	$14,376	$27,733
Jul 20	$31,899	$15,137	$32,627
Aug 20	$31,685	$16,063	$32,091
Sep 20	$30,064	$15,545	$29,756
Oct 20	$28,737	$15,167	$28,506
Nov 20	$26,960	$17,037	$26,325
Dec 20	$28,765	$17,828	$27,527
Jan 21	$26,731	$17,747	$26,476
Feb 21	$23,559	$18,158	$23,930
Mar 21	$23,931	$18,643	$24,763
Apr 21	$25,812	$19,458	$26,309
May 21	$29,356	$19,761	$30,074
Jun 21	$25,528	$20,021	$25,987
Jul 21	$26,075	$20,159	$26,788
Aug 21	$24,653	$20,664	$25,006
Sep 21	$22,465	$19,810	$22,561
Oct 21	$24,390	$20,821	$24,337
Nov 21	$24,303	$20,320	$24,416
Dec 21	$24,733	$21,133	$24,948
Jan 22	$23,105	$20,095	$23,535
Feb 22	$25,501	$19,576	$26,878
Mar 22	$27,944	$20,000	$29,934
Apr 22	$25,478	$18,399	$27,484
May 22	$23,058	$18,420	$24,917
Jun 22	$19,940	$16,868	$21,478
Jul 22	$19,731	$18,046	$20,483
Aug 22	$18,125	$17,381	$18,684
Sep 22	$17,986	$15,717	$18,765
Oct 22	$17,707	$16,666	$18,937
Nov 22	$21,104	$17,958	$22,541
Dec 22	$21,383	$17,252	$22,795
Jan 23	$23,663	$18,488	$25,391
Feb 23	$20,545	$17,958	$21,762
Mar 23	$23,617	$18,512	$25,828
Apr 23	$24,664	$18,778	$26,767
May 23	$22,988	$18,577	$24,477
Jun 23	$22,500	$19,656	$23,870
Jul 23	$23,174	$20,375	$24,954
Aug 23	$22,174	$19,806	$23,399
Sep 23	$20,010	$18,987	$21,497
Oct 23	$20,848	$18,416	$22,392
Nov 23	$23,454	$20,116	$24,921
Dec 23	$23,549	$21,082	$25,211
Jan 24	$21,470	$21,206	$22,733
Feb 24	$20,138	$22,116	$21,346
Mar 24	$23,899	$22,810	$25,532
Apr 24	$24,764	$22,057	$27,093
May 24	$26,539	$22,953	$28,714
Jun 24	$25,441	$23,464	$27,650
Jul 24	$27,871	$23,843	$30,667
Aug 24	$28,478	$24,448	$31,415
Sep 24	$29,716	$25,016	$32,381
Oct 24	$31,375	$24,455	$32,840
Nov 24	$29,249	$25,369	$30,512
Dec 24	$27,091	$24,769	$27,893
Jan 25	$30,757	$25,600	$32,053
Feb 25	$31,736	$25,446	$32,697
Mar 25	$36,481	$24,441	$37,734
Apr 25	$39,670	$24,669	$40,352
May 25	$41,428	$26,087	$41,569
Jun 25	$42,633	$27,258	$42,827
Jul 25	$41,704	$27,628	$42,577
Aug 25	$50,893	$28,310	$51,829
Sep 25	$60,359	$29,336	$62,709
Oct 25	$58,099	$29,992	$59,323
Nov 25	$67,665	$29,989	$68,330
Dec 25	$72,231	$30,302	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	166.62%	20.22%	21.86%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,526,423,521
  Number of Portfolio Holdings50
  Portfolio Turnover Rate30%
  Advisory Fees Paid$6,756,055

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Emerging Markets Bond ETF

Ticker: EMBX | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Emerging Markets Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets Bond ETF	$87	0.79%

How did the Fund perform last year?

  Emerging markets bonds delivered strong gains in 2025 driven by appreciation in local currencies from a weaker US dollar, high income from sovereign local bonds, and a decline in bond yields in emerging markets.

  Relative to its benchmark, 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country positioning within sovereign debt.

  In terms of country of risk, South Africa, Mexico, and Brazil were the top contributors to performance while Ukraine, Kazakhstan, and Turkey detracted the most.

  Sovereign bonds contributed the most to performance, while the quasi-sovereign segment detracted slightly during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA Global Broad Market Plus Index	50% GBI-EM 50% EMBI
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,958	$10,097	$10,008
Feb 16	$10,100	$10,314	$10,176
Mar 16	$10,427	$10,578	$10,801
Apr 16	$10,559	$10,713	$11,036
May 16	$10,491	$10,581	$10,726
Jun 16	$10,713	$10,889	$11,223
Jul 16	$10,813	$10,972	$11,357
Aug 16	$10,747	$10,922	$11,461
Sep 16	$10,782	$10,975	$11,600
Oct 16	$10,778	$10,685	$11,479
Nov 16	$10,503	$10,268	$10,841
Dec 16	$10,645	$10,225	$11,015
Jan 17	$10,831	$10,336	$11,218
Feb 17	$11,164	$10,389	$11,432
Mar 17	$11,228	$10,402	$11,586
Apr 17	$11,288	$10,518	$11,740
May 17	$11,340	$10,673	$11,907
Jun 17	$11,430	$10,664	$11,926
Jul 17	$11,562	$10,838	$12,100
Aug 17	$11,751	$10,947	$12,315
Sep 17	$11,931	$10,851	$12,295
Oct 17	$11,992	$10,808	$12,144
Nov 17	$11,768	$10,921	$12,250
Dec 17	$11,919	$10,961	$12,419
Jan 18	$12,108	$11,082	$12,694
Feb 18	$12,034	$10,984	$12,502
Mar 18	$12,245	$11,101	$12,584
Apr 18	$11,997	$10,929	$12,306
May 18	$11,532	$10,845	$11,942
Jun 18	$11,219	$10,797	$11,700
Jul 18	$11,589	$10,780	$11,961
Aug 18	$11,241	$10,784	$11,493
Sep 18	$11,394	$10,695	$11,729
Oct 18	$11,293	$10,583	$11,488
Nov 18	$11,136	$10,622	$11,625
Dec 18	$11,179	$10,836	$11,779
Jan 19	$11,774	$11,001	$12,361
Feb 19	$11,797	$10,940	$12,355
Mar 19	$11,843	$11,079	$12,361
Apr 19	$11,882	$11,048	$12,365
May 19	$11,822	$11,204	$12,408
Jun 19	$12,295	$11,451	$12,961
Jul 19	$12,540	$11,425	$13,100
Aug 19	$11,824	$11,671	$12,976
Sep 19	$12,090	$11,548	$13,009
Oct 19	$12,125	$11,624	$13,215
Nov 19	$12,127	$11,532	$13,064
Dec 19	$12,644	$11,591	$13,465
Jan 20	$12,708	$11,746	$13,481
Feb 20	$12,630	$11,833	$13,186
Mar 20	$10,117	$11,576	$11,543
Apr 20	$10,472	$11,792	$11,899
May 20	$11,557	$11,857	$12,568
Jun 20	$12,370	$11,963	$12,818
Jul 20	$12,965	$12,344	$13,249
Aug 20	$13,271	$12,304	$13,262
Sep 20	$13,041	$12,263	$13,007
Oct 20	$13,039	$12,251	$13,033
Nov 20	$13,660	$12,463	$13,642
Dec 20	$14,111	$12,617	$14,009
Jan 21	$14,011	$12,483	$13,858
Feb 21	$13,903	$12,235	$13,496
Mar 21	$13,616	$12,004	$13,224
Apr 21	$14,040	$12,153	$13,520
May 21	$14,250	$12,249	$13,760
Jun 21	$14,152	$12,169	$13,727
Jul 21	$14,014	$12,323	$13,727
Aug 21	$14,147	$12,272	$13,847
Sep 21	$13,770	$12,036	$13,466
Oct 21	$13,766	$12,003	$13,378
Nov 21	$13,501	$11,966	$13,072
Dec 21	$13,504	$11,937	$13,266
Jan 22	$13,327	$11,675	$13,076
Feb 22	$13,072	$11,530	$12,322
Mar 22	$12,963	$11,173	$12,173
Apr 22	$12,328	$10,564	$11,466
May 22	$12,368	$10,593	$11,569
Jun 22	$11,572	$10,256	$10,952
Jul 22	$11,909	$10,486	$11,126
Aug 22	$12,068	$10,067	$11,066
Sep 22	$11,346	$9,531	$10,445
Oct 22	$11,058	$9,461	$10,407
Nov 22	$12,173	$9,907	$11,173
Dec 22	$12,530	$9,949	$11,311
Jan 23	$13,129	$10,265	$11,734
Feb 23	$12,764	$9,932	$11,419
Mar 23	$12,958	$10,245	$11,708
Apr 23	$13,059	$10,297	$11,790
May 23	$12,914	$10,102	$11,664
Jun 23	$13,283	$10,104	$11,984
Jul 23	$13,500	$10,161	$12,272
Aug 23	$13,142	$10,029	$12,016
Sep 23	$12,823	$9,730	$11,658
Oct 23	$12,663	$9,607	$11,548
Nov 23	$13,395	$10,088	$12,180
Dec 23	$13,904	$10,509	$12,664
Jan 24	$13,787	$10,376	$12,503
Feb 24	$13,796	$10,238	$12,528
Mar 24	$13,901	$10,295	$12,657
Apr 24	$13,695	$10,029	$12,391
May 24	$13,921	$10,165	$12,603
Jun 24	$13,981	$10,185	$12,573
Jul 24	$14,241	$10,469	$12,834
Aug 24	$14,602	$10,712	$13,180
Sep 24	$15,077	$10,893	$13,525
Oct 24	$14,677	$10,526	$13,096
Nov 24	$14,570	$10,571	$13,137
Dec 24	$14,334	$10,335	$12,919
Jan 25	$14,634	$10,397	$13,144
Feb 25	$14,849	$10,558	$13,291
Mar 25	$14,808	$10,622	$13,343
Apr 25	$14,997	$10,926	$13,544
May 25	$15,271	$10,875	$13,716
Jun 25	$15,845	$11,082	$14,073
Jul 25	$15,825	$10,919	$14,109
Aug 25	$16,265	$11,078	$14,376
Sep 25	$16,542	$11,154	$14,604
Oct 25	$16,693	$11,129	$14,793
Nov 25	$16,825	$11,156	$14,923
Dec 25	$17,063	$11,167	$15,089

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Emerging Markets Bond ETF	19.04%	3.87%	5.49%
50% GBI-EM 50% EMBI	16.80%	1.50%	4.20%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

Prior to 10/06/2025, the Fund operated as the VanEck Emerging Markets Bond Fund. Performance and financial history of the Predecessor Fund's Class I Shares have been adopted by the Fund and will be used going forward.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$93,419,499
  Number of Portfolio Holdings113
  Portfolio Turnover Rate217%
  Advisory Fees Paid$386,167

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.2%
Other Investments		1.1%
Utilities		1.1%
Financials		1.5%
Energy		2.5%
Government		91.6%

Top Ten Holdings  (% of Total Net Assets)

Mexican Bonos, 8.00%, 11/7/2047	3.4%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 4/1/2033	3.1%
UAE International Government Bond, 2.88%, 10/19/2041	3.1%
Mexican Bonos, 7.75%, 11/13/2042	3.1%
Malaysia Government Bond, 4.05%, 4/18/2039	2.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2033	2.8%
Republic of Poland Government Bond, 5.00%, 10/25/2035	2.5%
Export-Import Bank of India, 5.50%, 1/13/2035	2.0%
Brazilian Government International Bond, 6.62%, 3/15/2035	2.0%
Bolivian Government International Bond, 4.50%, 3/20/2028	2.0%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Pursuant to a Plan of Reorganization previously approved by the Board of Trustees of the Trust, the Emerging Markets Bond Fund was reorganized into a newly created exchange-traded fund (the “ETF”) on October 6, 2025. The ETF has a unitary contractual management fee rate of 0.75%.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Fund

Class I | MWMIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$63	0.59%

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by industrials and healthcare stocks.

  The leading individual contributors were Huntington Ingalls Industries, Applied Materials, and Teradyne.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Constellation Brands and Brown-Forman, both global beverage manufacturers, and Bio-Rad Laboratories Inc.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (11/6/2017).

Cumulative Performance Based on $10,000 Investment

	Class I	S&P 500 Index	Morningstar® Wide Moat Focus Index
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,615	$10,354	$10,629
Jan 18	$11,265	$10,947	$11,285
Feb 18	$10,747	$10,544	$10,768
Mar 18	$10,368	$10,276	$10,392
Apr 18	$10,512	$10,315	$10,545
May 18	$10,639	$10,564	$10,677
Jun 18	$10,886	$10,629	$10,939
Jul 18	$11,329	$11,024	$11,389
Aug 18	$11,544	$11,383	$11,610
Sep 18	$11,680	$11,448	$11,754
Oct 18	$11,002	$10,666	$11,078
Nov 18	$11,528	$10,883	$11,612
Dec 18	$10,477	$9,901	$10,550
Jan 19	$11,458	$10,694	$11,547
Feb 19	$11,873	$11,037	$11,969
Mar 19	$11,865	$11,252	$11,966
Apr 19	$12,407	$11,707	$12,522
May 19	$11,418	$10,963	$11,524
Jun 19	$12,232	$11,736	$12,358
Jul 19	$12,587	$11,905	$12,725
Aug 19	$12,293	$11,716	$12,432
Sep 19	$12,753	$11,935	$12,903
Oct 19	$13,278	$12,194	$13,442
Nov 19	$13,838	$12,636	$14,015
Dec 19	$14,123	$13,018	$14,311
Jan 20	$13,915	$13,013	$14,108
Feb 20	$12,911	$11,942	$13,095
Mar 20	$11,253	$10,467	$11,442
Apr 20	$12,819	$11,808	$13,042
May 20	$13,372	$12,371	$13,601
Jun 20	$13,415	$12,617	$13,654
Jul 20	$13,740	$13,328	$13,990
Aug 20	$14,565	$14,286	$14,840
Sep 20	$14,017	$13,743	$14,287
Oct 20	$13,629	$13,378	$13,896
Nov 20	$15,670	$14,842	$15,981
Dec 20	$16,125	$15,413	$16,470
Jan 21	$16,031	$15,257	$16,375
Feb 21	$17,003	$15,678	$17,376
Mar 21	$18,001	$16,365	$18,408
Apr 21	$18,767	$17,238	$19,203
May 21	$19,046	$17,358	$19,504
Jun 21	$19,256	$17,764	$19,727
Jul 21	$19,629	$18,186	$20,120
Aug 21	$19,897	$18,739	$20,407
Sep 21	$19,062	$17,867	$19,557
Oct 21	$19,755	$19,119	$20,279
Nov 21	$19,088	$18,986	$19,605
Dec 21	$20,002	$19,837	$20,556
Jan 22	$19,537	$18,811	$20,089
Feb 22	$19,310	$18,248	$19,867
Mar 22	$19,620	$18,925	$20,187
Apr 22	$18,146	$17,275	$18,682
May 22	$18,134	$17,306	$18,680
Jun 22	$16,773	$15,878	$17,283
Jul 22	$18,408	$17,342	$18,991
Aug 22	$17,501	$16,635	$18,064
Sep 22	$15,770	$15,103	$16,276
Oct 22	$16,827	$16,325	$17,378
Nov 22	$18,289	$17,238	$18,902
Dec 22	$17,277	$16,245	$17,867
Jan 23	$19,302	$17,265	$19,972
Feb 23	$18,771	$16,844	$19,428
Mar 23	$19,641	$17,462	$20,337
Apr 23	$19,826	$17,735	$20,544
May 23	$19,900	$17,812	$20,629
Jun 23	$21,208	$18,989	$21,998
Jul 23	$22,124	$19,599	$22,962
Aug 23	$21,320	$19,287	$22,137
Sep 23	$20,158	$18,367	$20,933
Oct 23	$19,209	$17,981	$19,952
Nov 23	$21,101	$19,623	$21,932
Dec 23	$22,747	$20,515	$23,657
Jan 24	$22,332	$20,860	$23,243
Feb 24	$23,267	$21,973	$24,233
Mar 24	$24,097	$22,680	$25,104
Apr 24	$22,894	$21,754	$23,859
May 24	$23,225	$22,833	$24,211
Jun 24	$23,218	$23,652	$24,221
Jul 24	$24,470	$23,940	$25,538
Aug 24	$25,525	$24,521	$26,669
Sep 24	$25,968	$25,044	$27,146
Oct 24	$25,236	$24,817	$26,395
Nov 24	$26,369	$26,274	$27,571
Dec 24	$25,167	$25,648	$26,329
Jan 25	$25,935	$26,362	$27,150
Feb 25	$24,942	$26,018	$26,124
Mar 25	$23,879	$24,552	$25,018
Apr 25	$23,366	$24,385	$24,494
May 25	$24,336	$25,920	$25,527
Jun 25	$25,454	$27,239	$26,715
Jul 25	$26,269	$27,850	$27,583
Aug 25	$26,703	$28,414	$28,047
Sep 25	$26,897	$29,452	$28,264
Oct 25	$27,596	$30,141	$29,015
Nov 25	$28,007	$30,215	$29,460
Dec 25	$28,468	$30,233	$29,963

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class I	13.12%	12.04%	13.70%
Morningstar® Wide Moat Focus Index	13.80%	12.71%	14.41%
S&P 500 Index	17.88%	14.42%	14.54%

* Inception of Fund: 11/06/2017.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$34,673,642
  Number of Portfolio Holdings56
  Portfolio Turnover Rate85%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.2%
Communication Services		2.5%
Financials		6.3%
Consumer Discretionary		7.6%
Consumer Staples		16.7%
Health Care		18.5%
Industrials		23.7%
Information Technology		24.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Huntington Ingalls Industries, Inc.	2.8%
Airbnb, Inc.	2.7%
Estee Lauder Cos, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
United Parcel Service, Inc.	2.7%
Danaher Corp.	2.7%
IDEX Corp.	2.6%
Salesforce, Inc.	2.5%
GE HealthCare Technologies, Inc.	2.5%
Adobe, Inc.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class Z | MWMZX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$53	0.49%

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by industrials and healthcare stocks.

  The leading individual contributors were Huntington Ingalls Industries, Applied Materials, and Teradyne.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Constellation Brands and Brown-Forman, both global beverage manufacturers, and Bio-Rad Laboratories Inc.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (11/6/2017).

Cumulative Performance Based on $10,000 Investment

	Class Z	S&P 500 Index	Morningstar® Wide Moat Focus Index
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,617	$10,354	$10,629
Jan 18	$11,267	$10,947	$11,285
Feb 18	$10,753	$10,544	$10,768
Mar 18	$10,374	$10,276	$10,392
Apr 18	$10,517	$10,315	$10,545
May 18	$10,645	$10,564	$10,677
Jun 18	$10,892	$10,629	$10,939
Jul 18	$11,339	$11,024	$11,389
Aug 18	$11,554	$11,383	$11,610
Sep 18	$11,689	$11,448	$11,754
Oct 18	$11,016	$10,666	$11,078
Nov 18	$11,538	$10,883	$11,612
Dec 18	$10,487	$9,901	$10,550
Jan 19	$11,473	$10,694	$11,547
Feb 19	$11,888	$11,037	$11,969
Mar 19	$11,880	$11,252	$11,966
Apr 19	$12,423	$11,707	$12,522
May 19	$11,433	$10,963	$11,524
Jun 19	$12,252	$11,736	$12,358
Jul 19	$12,611	$11,905	$12,725
Aug 19	$12,318	$11,716	$12,432
Sep 19	$12,777	$11,935	$12,903
Oct 19	$13,303	$12,194	$13,442
Nov 19	$13,863	$12,636	$14,015
Dec 19	$14,160	$13,018	$14,311
Jan 20	$13,953	$13,013	$14,108
Feb 20	$12,948	$11,942	$13,095
Mar 20	$11,284	$10,467	$11,442
Apr 20	$12,860	$11,808	$13,042
May 20	$13,411	$12,371	$13,601
Jun 20	$13,460	$12,617	$13,654
Jul 20	$13,785	$13,328	$13,990
Aug 20	$14,612	$14,286	$14,840
Sep 20	$14,066	$13,743	$14,287
Oct 20	$13,677	$13,378	$13,896
Nov 20	$15,725	$14,842	$15,981
Dec 20	$16,185	$15,413	$16,470
Jan 21	$16,089	$15,257	$16,375
Feb 21	$17,066	$15,678	$17,376
Mar 21	$18,069	$16,365	$18,408
Apr 21	$18,844	$17,238	$19,203
May 21	$19,126	$17,358	$19,504
Jun 21	$19,335	$17,764	$19,727
Jul 21	$19,708	$18,186	$20,120
Aug 21	$19,986	$18,739	$20,407
Sep 21	$19,148	$17,867	$19,557
Oct 21	$19,842	$19,119	$20,279
Nov 21	$19,174	$18,986	$19,605
Dec 21	$20,094	$19,837	$20,556
Jan 22	$19,626	$18,811	$20,089
Feb 22	$19,401	$18,248	$19,867
Mar 22	$19,711	$18,925	$20,187
Apr 22	$18,233	$17,275	$18,682
May 22	$18,227	$17,306	$18,680
Jun 22	$16,858	$15,878	$17,283
Jul 22	$18,507	$17,342	$18,991
Aug 22	$17,594	$16,635	$18,064
Sep 22	$15,855	$15,103	$16,276
Oct 22	$16,919	$16,325	$17,378
Nov 22	$18,391	$17,238	$18,902
Dec 22	$17,378	$16,245	$17,867
Jan 23	$19,412	$17,265	$19,972
Feb 23	$18,876	$16,844	$19,428
Mar 23	$19,757	$17,462	$20,337
Apr 23	$19,947	$17,735	$20,544
May 23	$20,022	$17,812	$20,629
Jun 23	$21,337	$18,989	$21,998
Jul 23	$22,266	$19,599	$22,962
Aug 23	$21,459	$19,287	$22,137
Sep 23	$20,286	$18,367	$20,933
Oct 23	$19,330	$17,981	$19,952
Nov 23	$21,242	$19,623	$21,932
Dec 23	$22,896	$20,515	$23,657
Jan 24	$22,485	$20,860	$23,243
Feb 24	$23,430	$21,973	$24,233
Mar 24	$24,258	$22,680	$25,104
Apr 24	$23,055	$21,754	$23,859
May 24	$23,386	$22,833	$24,211
Jun 24	$23,386	$23,652	$24,221
Jul 24	$24,640	$23,940	$25,538
Aug 24	$25,714	$24,521	$26,669
Sep 24	$26,161	$25,044	$27,146
Oct 24	$25,426	$24,817	$26,395
Nov 24	$26,565	$26,274	$27,571
Dec 24	$25,354	$25,648	$26,329
Jan 25	$26,134	$26,362	$27,150
Feb 25	$25,131	$26,018	$26,124
Mar 25	$24,064	$24,552	$25,018
Apr 25	$23,546	$24,385	$24,494
May 25	$24,533	$25,920	$25,527
Jun 25	$25,664	$27,239	$26,715
Jul 25	$26,484	$27,850	$27,583
Aug 25	$26,922	$28,414	$28,047
Sep 25	$27,121	$29,452	$28,264
Oct 25	$27,830	$30,141	$29,015
Nov 25	$28,244	$30,215	$29,460
Dec 25	$28,707	$30,233	$29,963

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	13.23%	12.14%	13.81%
Morningstar® Wide Moat Focus Index	13.80%	12.71%	14.41%
S&P 500 Index	17.88%	14.42%	14.54%

* Inception of Fund: 11/06/2017.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$34,673,642
  Number of Portfolio Holdings56
  Portfolio Turnover Rate85%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.2%
Communication Services		2.5%
Financials		6.3%
Consumer Discretionary		7.6%
Consumer Staples		16.7%
Health Care		18.5%
Industrials		23.7%
Information Technology		24.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Huntington Ingalls Industries, Inc.	2.8%
Airbnb, Inc.	2.7%
Estee Lauder Cos, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
United Parcel Service, Inc.	2.7%
Danaher Corp.	2.7%
IDEX Corp.	2.6%
Salesforce, Inc.	2.5%
GE HealthCare Technologies, Inc.	2.5%
Adobe, Inc.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Onchain Economy ETF

Ticker: NODE | Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period May 13, 2025 (inception of Fund) to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Onchain Economy ETF	$50Footnote Reference(a)	0.67%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The onchain economy delivered a strong year overall during the period from the Fund’s inception through year-end, despite intermittent market volatility. Performance was supported by generally positive trends across digital asset–related equities and continued investment in companies enabling blockchain adoption and digital infrastructure.

  The Fund’s largest individual contributors were Cipher Mining Inc. and IREN Ltd. Both companies benefited from improving bitcoin mining economics and investor demand for large-scale, vertically integrated digital infrastructure platforms, supported by access to power, efficient operations, and expanding data center capacity tied to digital asset activity. Strategy Inc. was the largest detractor as digital asset treasury companies saw a pullback during the second half of 2025 due to bitcoin’s price fall.

  At the sector level, Financial Services contributed the most to Fund performance, followed by Technology and Utilities. These sectors reflected strength across companies supporting digital asset markets, infrastructure, and related services.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (5/13/2025).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Digital Assets Equity Index
May-25	$10,000	$10,000	$10,000
May-25	$9,935	$10,109	$10,072
Jun-25	$11,407	$10,563	$12,828
Jul-25	$11,891	$10,706	$13,557
Aug-25	$12,800	$10,970	$13,879
Sep-25	$15,372	$11,368	$16,896
Oct-25	$17,040	$11,622	$18,774
Nov-25	$14,830	$11,621	$15,065
Dec-25	$13,222	$11,742	$12,879

Average Annual Total Returns

.	Life*
VanEck Onchain Economy ETF	32.22%
MVIS® Global Digital Assets Equity Index	28.79%
MSCI ACWI Index	17.42%

* Inception of Fund: 05/13/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$49,559,612
  Number of Portfolio Holdings62
  Portfolio Turnover Rate81%
  Advisory Fees Paid$125,467

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.8%
Real Estate		1.1%
Industrials		3.0%
Energy		3.4%
Consumer Discretionary		5.3%
Utilities		10.6%
Crypto ETPs		14.8%
Financials		15.0%
Information Technology		45.8%

Top Ten Holdings  (% of Total Net Assets)

VanEck Bitcoin ETF	12.0%
IREN Ltd.	4.7%
Cipher Mining, Inc.	4.6%
Terawulf, Inc.	4.2%
Core Scientific, Inc.	3.5%
Applied Digital Corp.	3.3%
Hut 8 Corp.	3.1%
Figure Technology Solutions, Inc.	2.5%
Galaxy Digital, Inc.	2.4%
Robinhood Markets, Inc.	2.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Jayesh Bhansali, a member of the Audit Committee, is “audit committee financial expert” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and December 31, 2024, were $203,148 and $171,450, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2025 and December 31, 2024 were $91,355 and $67,500, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024, were $573,285 and $321,927 respectively.

(h)	The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of six Independent Trustees. Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane Pigott and R. Alastair Short currently serve as members of the Audit Committee. Mr. Bhansali is the Chairman of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

CM Commodity Index Fund

Emerging Markets Fund

Global Resources Fund

International Investors Gold Fund

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s)	Value
Short-Term Investments: 99.3%
United States Treasury Obligations: 96.7%
United States Treasury Bills (y)
3.47%, 06/25/26	$40,000	$39,326,757
3.48%, 06/18/26	30,000	29,513,896
3.63%, 06/04/26 #	40,000	39,410,546
3.71%, 05/07/26	30,000	29,633,386
3.71%, 05/28/26 #	55,000	54,219,634
3.74%, 04/02/26 #	25,000	24,778,214
3.74%, 05/21/26 #	45,000	44,395,659
3.75%, 04/16/26	40,000	39,593,571
3.75%, 05/14/26	25,000	24,681,895
3.76%, 03/19/26 #	40,000	39,704,306
3.76%, 04/09/26 #	10,000	9,904,319
3.77%, 03/12/26 #	5,000	4,966,070
	Par (000’s)	Value
United States Treasury Obligations (continued)
3.77%, 03/26/26 #	$35,000	$34,716,576
3.90%, 03/05/26 #	10,000	9,939,341
4.00%, 02/19/26	20,000	19,892,649
4.15%, 01/02/26	15,000	14,998,294
4.18%, 01/15/26	35,000	34,943,881
4.18%, 01/22/26	20,000	19,951,875
4.18%, 01/29/26 # †	45,000	44,857,410
		559,428,279

	Number of Shares	Value
Money Market Fund: 2.6%
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	14,958,877	14,958,877
Total Short-Term Investments: 99.3% (Cost: $574,144,969)		574,387,156
Other assets less liabilities: 0.7%		4,182,082
NET ASSETS: 100.0%		$578,569,238

Total Return Swap Contracts

Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Constant Maturity Commodity Index Total Return	$581,947,000	UBS	4.27%(b)	Monthly	01/07/26	$2,481,402
Total						$2,481,402

Footnotes:
#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $98,571,775.
(a)	The rate shown is the 7-day yield as of 12/31/25.
(b)	The rate shown reflects the rate in effect at December 31, 2025: Secured Overnight Financing Rate + 0.40%.
(y)	The rate shown is the calculated yield to maturity.
†	Security fully or partially on loan. Total market value of securities on loan is $28,408,563.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$559,428,279	$—	$559,428,279
Money Market Fund	14,958,877	—	—	14,958,877
Total Investments	$14,958,877	$559,428,279	$—	$574,387,156
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$2,481,402	$—	$2,481,402

See Notes to Financial Statements

3

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 96.6%
Brazil: 5.5%
JSL SA	715,200	$786,974
MercadoLibre, Inc. (USD) *	2,635	5,307,575
Multiplan Empreendimentos Imobiliarios SA *	384,000	1,906,765
NU Holdings Ltd. (USD) *	137,500	2,301,750
Rede D’Or Sao Luiz SA 144A	588,000	4,355,025
Smartfit Escola de Ginastica e Danca SA *	729,000	3,094,180
		17,752,269
China: 26.0%
Alibaba Group Holding Ltd. (ADR) †	67,000	9,820,860
ANTA Sports Products Ltd. (HKD)	193,500	2,009,415
BYD Co. Ltd. (HKD)	365,000	4,460,576
China Resources Mixc Lifestyle Services Ltd. (HKD) 144A	490,000	2,711,790
Full Truck Alliance Co. Ltd. (ADR)	455,000	4,882,150
Galaxy Entertainment Group Ltd. (HKD)	735,000	3,624,150
H World Group Ltd. (ADR) †	43,000	2,023,150
KE Holdings, Inc. (ADR) †	233,000	3,672,080
Kuaishou Technology (HKD) 144A	190,000	1,570,618
Mao Geping Cosmetics Co. Ltd. (HKD) †	145,000	1,523,389
MINISO Group Holding Ltd. (ADR) †	148,000	2,775,000
NetEase, Inc. (HKD)	197,000	5,422,459
PDD Holdings, Inc. (ADR) *	23,700	2,687,343
Prosus NV (EUR)	101,000	6,253,814
Shenzhen Inovance Technology Co. Ltd.	306,000	3,303,707
TAL Education Group (ADR) *	146,000	1,592,860
Tencent Holdings Ltd. (HKD)	175,000	13,430,118
Tencent Music Entertainment Group (ADR)	126,500	2,217,545
Trip.com Group Ltd. (ADR)	52,000	3,739,320
Xiaomi Corp. (HKD) 144A *	730,000	3,684,185
Yum China Holdings, Inc. (USD)	40,000	1,909,600
		83,314,129
Egypt: 1.3%
Commercial International Bank	1,870,000	4,037,946

Georgia: 1.8%
Lion Finance Group PLC (GBP)	45,500	5,688,572

Greece: 2.1%
Eurobank SA	800,000	3,216,534
Piraeus Bank SA	443,000	3,537,049
		6,753,583
	Number of Shares	Value
Hungary: 1.3%
OTP Bank Nyrt	39,500	$4,235,355

India: 17.5%
Aditya Birla Capital Ltd. *	1,200,000	4,752,500
Cholamandalam Investment and Finance Co. Ltd.	200,000	3,788,858
Delhivery Ltd. *	700,000	3,141,100
HDFC Bank Ltd.	351,000	3,884,109
HDFC Bank Ltd. (ADR)	170,000	6,211,800
Jio Financial Services Ltd.	1,257,000	4,129,111
KEI Industries Ltd.	60,000	2,974,935
Larsen & Toubro Ltd.	63,000	2,862,883
Lemon Tree Hotels Ltd. 144A *	2,183,000	3,866,234
Oberoi Realty Ltd.	261,000	4,849,067
Phoenix Mills Ltd.	247,000	5,096,015
PN Gadgil Jewellers Ltd. *	168,000	1,140,166
Reliance Industries Ltd.	535,000	9,353,413
		56,050,191
Kazakhstan: 1.4%
Kaspi.kz JSC (ADR) *	59,000	4,609,670

Mexico: 1.9%
BBB Foods, Inc. (USD) * †	106,000	3,539,340
Regional SAB de CV †	335,000	2,645,212
		6,184,552
Peru: 0.8%
Credicorp Ltd. (USD)	9,200	2,640,400

Philippines: 1.8%
International Container Terminal Services, Inc.	600,000	5,757,757

Poland: 2.1%
Diagnostyka SA	35,000	1,664,338
InPost SA (EUR) * †	250,000	3,072,179
Powszechna Kasa Oszczednosci Bank Polski SA	90,000	2,124,179
		6,860,696
Russia: 0.0%
Sberbank of Russia PJSC *∞	5,555,460	0

Saudi Arabia: 2.3%
Al Rajhi Bank	103,000	2,675,437
Saudi National Bank	252,000	2,544,993
United International Transportation Co.	126,000	2,093,784
		7,314,214
Singapore: 2.3%
Grab Holdings Ltd. (USD) *	656,000	3,273,440
Sea Ltd. (ADR) *	31,000	3,954,670
		7,228,110
South Africa: 0.5%
Optasia Group *	1,186,000	1,466,028

South Korea: 8.9%
HD Hyundai Electric Co. Ltd.	7,250	3,893,599
Samsung Biologics Co. Ltd. 144A *	3,512	4,123,735

See Notes to Financial Statements

4

	Number of Shares	Value
South Korea (continued)
SK Hynix, Inc.	45,000	$20,379,502
		28,396,836
Taiwan: 14.4%
Chroma ATE, Inc.	324,000	8,013,639
Taiwan Semiconductor Manufacturing Co. Ltd.	714,000	35,098,280
Wiwynn Corp.	21,500	3,063,031
		46,174,950
Tanzania: 1.2%
Helios Towers PLC (GBP) *	1,810,000	3,997,060

Turkey: 1.4%
MLP Saglik Hizmetleri AS 144A *	520,000	4,603,635

United Arab Emirates: 2.1%
Abu Dhabi Commercial Bank PJSC	511,686	1,992,270
ADNOC Drilling Co. PJSC	1,080,000	1,570,267
Emaar Properties PJSC	853,000	3,255,511
		6,818,048
Total Common Stocks (Cost: $192,178,949)		309,884,001
	Number of Shares	Value
PREFERRED SECURITIES: 5.0%
Brazil: 1.2%
Itau Unibanco Holding SA	525,300	$3,754,248

South Korea: 3.8%
Samsung Electronics Co. Ltd.	198,000	12,290,012

Total Preferred Securities (Cost: $10,731,915)		16,044,260

RIGHTS: 0.0% (Cost: $0)
Brazil: 0.0%
Smartfit Escola de Ginastica e Danca SA, BRL 19.94, exp. 01/08/26*	23,044	12,574

MONEY MARKET FUND: 0.2% (Cost: $708,685)
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	708,685	708,685

Total Investments: 101.8% (Cost: $203,619,549)		326,649,520
Liabilities in excess of other assets: (1.8)%		(5,875,474)
NET ASSETS: 100.0%		$320,774,046

Definitions:
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,390,755.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $24,915,222, or 7.8% of net assets.

See Notes to Financial Statements

5

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$7,609,325	$10,142,944	$—	$17,752,269
China	35,319,908	47,994,221	—	83,314,129
Egypt	4,037,946	—	—	4,037,946
Georgia	—	5,688,572	—	5,688,572
Greece	3,537,049	3,216,534	—	6,753,583
Hungary	—	4,235,355	—	4,235,355
India	6,211,800	49,838,391	—	56,050,191
Kazakhstan	4,609,670	—	—	4,609,670
Mexico	6,184,552	—	—	6,184,552
Peru	2,640,400	—	—	2,640,400
Philippines	—	5,757,757	—	5,757,757
Poland	—	6,860,696	—	6,860,696
Russia	—	—	0	0
Saudi Arabia	2,544,993	4,769,221	—	7,314,214
Singapore	7,228,110	—	—	7,228,110
South Africa	1,466,028	—	—	1,466,028
South Korea	—	28,396,836	—	28,396,836
Taiwan	—	46,174,950	—	46,174,950
Tanzania	—	3,997,060	—	3,997,060
Turkey	—	4,603,635	—	4,603,635
United Arab Emirates	3,562,537	3,255,511	—	6,818,048
Preferred Securities *	—	16,044,260	—	16,044,260
Rights *	12,574	—	—	12,574
Money Market Fund	708,685	—	—	708,685
Total Investments	$85,673,577	$240,975,943	$0	$326,649,520

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

6

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 98.2%
Australia: 3.2%
Glencore PLC (GBP)	3,279,700	$17,929,006
Lynas Rare Earths Ltd. * †	304,500	2,497,336
		20,426,342
Belgium: 0.8%
Titan America SA (USD)	324,100	5,341,168

Brazil: 1.6%
Suzano SA	1,128,000	10,577,004

Canada: 25.2%
Agnico Eagle Mines Ltd. (USD)	117,506	19,920,792
Alamos Gold, Inc. (USD) †	186,900	7,210,602
Barrick Mining Corp. (USD)	542,845	23,640,900
Cameco Corp. (USD)	57,300	5,242,377
Capstone Copper Corp. * †	930,000	9,336,928
Cenovus Energy, Inc. (USD) †	153,800	2,602,296
Franco-Nevada Corp. (USD)	66,100	13,701,208
Hudbay Minerals, Inc. (USD) †	375,100	7,445,735
Kinross Gold Corp. (USD)	702,100	19,771,136
Neo Performance Materials, Inc.	254,900	2,889,690
NGEx Minerals Ltd. *	189,400	3,532,578
Nutrien Ltd. (USD)	305,371	18,847,498
Pan American Silver Corp. (USD)	262,500	13,600,125
Suncor Energy, Inc.	223,900	9,937,698
West Fraser Timber Co. Ltd. †	93,100	5,695,681
		163,375,244
China: 1.2%
PetroChina Co. Ltd. (HKD)	7,363,000	7,936,564

France: 3.8%
Nexans SA	52,430	7,707,209
TotalEnergies SE	264,000	17,212,269
		24,919,478
Ireland: 1.3%
Smurfit WestRock PLC (USD)	210,800	8,151,636

Luxembourg: 1.1%
ArcelorMittal SA (USD) †	156,100	7,113,477

Netherlands: 2.7%
JBS NV (USD) *	1,220,650	17,601,773

South Africa: 8.0%
Anglo American PLC (GBP)	492,710	20,379,719
Gold Fields Ltd. (ADR)	318,700	13,914,442
Northam Platinum Holdings Ltd.	454,300	9,219,084
Valterra Platinum Ltd. (GBP)	100,702	8,404,339
		51,917,584
United Kingdom: 5.5%
Shell PLC (ADR)	375,400	27,584,392
Yellow Cake PLC 144A * †	1,047,900	8,296,075
		35,880,467
	Number of Shares	Value
United States: 42.2%
Alcoa Corp.	148,100	$7,870,034
Archer-Daniels-Midland Co.	188,600	10,842,614
Chevron Corp.	83,200	12,680,512
Commercial Metals Co.	118,800	8,223,336
ConocoPhillips	42,141	3,944,819
Corteva, Inc.	108,866	7,297,288
Diamondback Energy, Inc.	19,411	2,918,056
Energy Fuels, Inc. * †	114,800	1,669,192
EQT Corp.	173,200	9,283,520
Expand Energy Corp.	83,500	9,215,060
Exxon Mobil Corp.	219,380	26,400,189
First Solar, Inc. *	13,100	3,422,113
Freeport-McMoRan, Inc.	147,955	7,514,634
Graphic Packaging Holding Co.	192,600	2,900,556
Hormel Foods Corp.	166,900	3,955,530
International Paper Co.	166,100	6,542,679
Ivanhoe Electric, Inc. * †	481,105	7,688,058
Kirby Corp. *	80,300	8,847,454
Marathon Petroleum Corp.	34,200	5,561,946
MasTec, Inc. *	19,400	4,216,978
Mosaic Co.	348,600	8,397,774
Newmont Corp.	218,655	21,832,702
Ormat Technologies, Inc.	145,240	16,044,663
Packaging Corp. of America	39,600	8,166,708
Permian Resources Corp.	205,874	2,888,412
Phillips 66	92,600	11,949,104
Solaris Energy Infrastructure, Inc.	237,600	10,922,472
Steel Dynamics, Inc.	56,100	9,506,145
Tyson Foods, Inc.	114,800	6,729,576
Uranium Energy Corp. *	234,100	2,734,288
Valero Energy Corp.	83,500	13,592,965
WaterBridge Infrastructure LLC *	87,200	1,744,872
Weyerhaeuser Co.	353,800	8,381,522
		273,885,771
Zambia: 1.6%
First Quantum Minerals Ltd. (CAD) *	381,700	10,233,915

Total Common Stocks (Cost: $457,525,700)		637,360,423

MONEY MARKET FUND: 1.9% (Cost: $12,030,216)
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	12,030,216	12,030,216

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $469,555,916)		649,390,639

See Notes to Financial Statements

7

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $2,564,474)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	2,564,474	$2,564,474

Total Investments: 100.5% (Cost: $472,120,390)		651,955,113
Liabilities in excess of other assets: (0.5)%		(3,344,738)
NET ASSETS: 100.0%		$648,610,375

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,332,326.

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$20,426,342	$—	$20,426,342
Belgium	5,341,168	—	—	5,341,168
Brazil	—	10,577,004	—	10,577,004
Canada	163,375,244	—	—	163,375,244
China	—	7,936,564	—	7,936,564
France	—	24,919,478	—	24,919,478
Ireland	8,151,636	—	—	8,151,636
Luxembourg	7,113,477	—	—	7,113,477
Netherlands	17,601,773	—	—	17,601,773
South Africa	13,914,442	38,003,142	—	51,917,584
United Kingdom	27,584,392	8,296,075	—	35,880,467
United States	273,885,771	—	—	273,885,771
Zambia	10,233,915	—	—	10,233,915
Money Market Funds	14,594,690	—	—	14,594,690
Total Investments	$541,796,508	$110,158,605	$—	$651,955,113

See Notes to Financial Statements

8

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 96.1%
Australia: 14.7%
Anglogold Ashanti PLC (USD) †	966,000	$82,380,480
Emerald Resources NL * †	4,696,751	19,536,963
Evolution Mining Ltd. †	1,714,000	14,344,017
Northern Star Resources Ltd.	2,345,708	41,278,939
Perseus Mining Ltd.	1,369,200	5,147,341
Predictive Discovery Ltd. *	95,677,400	46,447,657
Westgold Resources Ltd. (CAD)	3,687,787	15,502,919
		224,638,316
Brazil: 3.4%
Wheaton Precious Metals Corp. (USD)	446,093	52,424,849

Burkina Faso: 1.1%
IAMGOLD Corp. (USD) *	961,100	15,848,539

Canada: 59.7%
Agnico Eagle Mines Ltd. (USD)	585,648	99,284,905
Alamos Gold, Inc. (USD) †	1,982,523	76,485,737
Artemis Gold, Inc. *	1,099,800	29,399,047
Barrick Mining Corp. (USD)	2,043,400	88,990,070
Bear Creek Mining Corp. * ø	948,000	414,411
Centerra Gold, Inc. (USD)	1,110,100	15,952,137
DPM Metals, Inc. †	604,000	18,667,211
Franco-Nevada Corp. (USD)	229,600	47,591,488
G Mining Ventures Corp. * †	3,633,525	109,835,672
Galway Metals, Inc. * †	5,301,789	2,897,047
Kinross Gold Corp. (USD)	1,952,918	54,994,171
Liberty Gold Corp. * ‡	42,261,334	25,556,014
Lundin Gold, Inc.	418,900	34,798,716
OceanaGold Corp.	1,450,500	41,109,213
Omai Gold Mines Corp. ø	1,043,000	1,008,896
Omai Gold Mines Corp. * †	21,106,448	21,528,562
OR Royalties, Inc. (USD)	720,400	25,494,956
Osisko Development Corp. ø	1,223,434	4,027,086
Osisko Development Corp. *	1,923,000	6,514,845
Osisko Development Corp. (USD) * †	361,408	1,261,314
Pan American Silver Corp. (USD)	1,074,594	55,674,715
Skeena Resources Ltd. *	1,424,550	33,835,073
Snowline Gold Corp. * †	2,462,000	31,139,354
Tectonic Metals, Inc. *	3,538,000	2,268,362
Torex Gold Resources, Inc. †	619,500	29,581,458
Troilus Mining Corp. * †	25,433,400	29,092,155
Vizsla Silver Corp. (USD) *	1,611,000	8,812,170
West Point Gold Corp. * † ‡	7,015,500	7,104,692
West Red Lake Gold Mines Ltd. * †	9,897,600	7,499,548
		910,819,025
Ghana: 0.6%
Galiano Gold, Inc. (CAD) *	3,622,230	9,210,290

Ivory Coast: 3.6%
Montage Gold Corp. (CAD) * †	7,705,300	55,464,911
	Number of Shares	Value
Netherlands: 0.0%
Meridian Mining PLC (CAD) * †	341,073	$377,714

South Africa: 3.7%
Gold Fields Ltd. (ADR)	1,275,900	55,705,794

United States: 9.3%
Newmont Corp.	1,315,583	131,360,963
Royal Gold, Inc.	48,300	10,736,607
		142,097,570
Total Common Stocks (Cost: $462,333,917)		1,466,587,008

WARRANTS: 0.3%
Canada: 0.3%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26* ‡ ∞ ø	6,624,810	1,746,584
Osisko Development Corp., USD 2.56, exp. 08/16/27* ∞ ø	961,500	1,365,041
West Point Gold Corp., CAD 0.55, exp. 06/10/27* ‡ ∞ ø	3,507,750	2,225,826

Total Warrants (Cost: $807,112)		5,337,451

EXCHANGE TRADED FUND: 3.4%(a) (Cost: $26,027,264)
United States: 3.4%
SPDR Gold MiniShares Trust *	608,000	51,904,960

MONEY MARKET FUND: 0.4% (Cost: $6,495,585)
Invesco Treasury Portfolio - Institutional Class 3.64%(b)	6,495,585	6,495,585

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $495,663,878)		1,530,325,004

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $2,302,919)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(b)	2,302,919	2,302,919

Total Investments: 100.4% (Cost: $497,966,797)		1,532,627,923
Liabilities in excess of other assets: (0.4)%		(6,204,402)
NET ASSETS: 100.0%		$1,526,423,521

See Notes to Financial Statements

9

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund's webpage.
(b)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $70,252,266.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $10,787,844, or 0.7% of net assets

Restricted securities held by the Fund as of December 31, 2025 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2005	948,000	$2,824,202	$414,411	0.0%
Liberty Gold Corp. *	05/17/2024	6,624,810	0	1,746,584	0.1%
Omai Gold Mines Corp.	10/01/2025	1,043,000	860,314	1,008,896	0.1%
Osisko Development Corp. *	07/31/2025	961,500	336,226	1,365,041	0.1%
Osisko Development Corp.	10/09/2025	1,223,434	4,169,856	4,027,086	0.3%
West Point Gold Corp. *	06/11/2025	3,507,750	470,886	2,225,826	0.1%
			$8,661,484	$10,787,844	0.7%

Footnotes:

*	Warrants

Transactions in and earnings from securities of affiliates for the year ended December 31, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025		Dividend Income
Galway Metals, Inc.	$1,954,815	$–	$–	$–	$942,232	$	–(a)	$–
Liberty Gold Corp.	6,148,768	5,624,767	(545,600)	(758,775)	15,086,854		25,556,014	–
Liberty Gold Corp.	1,957,439	–	(5,624,767)	–	3,667,328		–	–
Liberty Gold Corp.*ø	166,301	–	–	–	1,580,283		1,746,584	–
Thesis Gold, Inc.	4,537,662	–	(5,475,890)	(4,228,278)	5,166,506		–	–
West Point Gold Corp.*ø	–	470,886	–	–	1,754,940		2,225,826	–
West Point Gold Corp.	–	1,829,530	–	–	5,275,162		7,104,692	–
Total	$14,764,985	$7,925,183	$(11,646,257)	$(4,987,053)	$33,473,305		$36,633,116	$–

Footnotes:

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
*	Warrants
ø	Restricted Security.

See Notes to Financial Statements

10

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$97,883,399	$126,754,917	$—	$224,638,316
Brazil	52,424,849	—	—	52,424,849
Burkina Faso	15,848,539	—	—	15,848,539
Canada	910,404,614	414,411	—	910,819,025
Ghana	9,210,290	—	—	9,210,290
Ivory Coast	55,464,911	—	—	55,464,911
Netherlands	377,714	—	—	377,714
South Africa	55,705,794	—	—	55,705,794
United States	142,097,570	—	—	142,097,570
Warrants *	—	—	5,337,451	5,337,451
Exchange Traded Fund	51,904,960	—	—	51,904,960
Money Market Funds	8,798,504	—	—	8,798,504
Total Investments	$1,400,121,144	$127,169,328	$5,337,451	$1,532,627,923
*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

11

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 1.3%
US Bancorp	8,548	$456,121

Capital Goods: 14.0%
Boeing Co.*	3,852	836,346
Deere & Co.	882	410,633
Huntington Ingalls Industries, Inc.	2,851	969,540
IDEX Corp.	5,007	890,946
Masco Corp.	6,883	436,795
Northrop Grumman Corp.	777	443,053
Otis Worldwide Corp.	9,784	854,632
		4,841,945
Commercial & Professional Services: 7.0%
Broadridge Financial Solutions, Inc.	3,568	796,270
Copart, Inc. *	8,624	337,630
Equifax, Inc.	2,044	443,507
TransUnion	9,843	844,037
		2,421,444
Consumer Discretionary Distribution & Retail: 1.2%
Amazon.com, Inc.*	1,789	412,937
Consumer Durables & Apparel: 2.3%
NIKE, Inc.	12,596	802,491
Consumer Services: 4.1%
Airbnb, Inc.*	6,934	941,082
Chipotle Mexican Grill, Inc.*	12,792	473,304
		1,414,386
Financial Services: 5.0%
Charles Schwab Corp.	4,441	443,700
Jack Henry & Associates, Inc.	2,576	470,069
LPL Financial Holdings, Inc.	1,167	416,817
MarketAxess Holdings, Inc.	2,258	409,263
		1,739,849
Food, Beverage & Tobacco: 9.3%
Brown-Forman Corp.†	29,502	768,822
Constellation Brands, Inc.	5,890	812,584
Hershey Co.	2,378	432,749
Mondelez International, Inc.	14,602	786,026
PepsiCo, Inc.	2,952	423,671
		3,223,852
Health Care Equipment & Services: 4.8%
GE HealthCare Technologies, Inc.	10,663	874,579
Zimmer Biomet Holdings, Inc.	8,684	780,866
		1,655,445
Household & Personal Products: 7.4%
Clorox Co.	7,704	776,794
Estee Lauder Cos, Inc.	8,984	940,805
Kenvue, Inc.	48,512	836,832
		2,554,431
Media & Entertainment: 2.5%
Meta Platforms, Inc.	645	425,758
Walt Disney Co.	3,994	454,397
		880,155
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 13.7%
Agilent Technologies, Inc.	3,325	$452,433
Amgen, Inc.	1,529	500,457
Bristol-Myers Squibb Co.	17,331	934,834
Danaher Corp.	4,032	923,005
Merck & Co., Inc.	4,999	526,195
Thermo Fisher Scientific, Inc.	862	499,486
West Pharmaceutical Services, Inc.	1,716	472,140
Zoetis, Inc.	3,639	457,859
		4,766,409
Semiconductors & Semiconductor Equipment: 6.7%
Applied Materials, Inc.	2,572	660,978
Entegris, Inc.	5,080	427,990
NVIDIA Corp.	2,317	432,121
NXP Semiconductors NV	3,718	807,029
		2,328,118
Software & Services: 16.5%
Adobe, Inc.*	2,455	859,225
Fortinet, Inc. *	10,548	837,617
Microsoft Corp.	1,699	821,670
Oracle Corp.	1,949	379,880
Salesforce, Inc.	3,316	878,441
ServiceNow, Inc. *	2,519	385,886
Tyler Technologies, Inc. *	1,686	765,360
Workday, Inc.*	3,736	802,418
		5,730,497
Technology Hardware & Equipment: 1.3%
Motorola Solutions, Inc.	1,158	443,885
Transportation: 2.7%
United Parcel Service, Inc.	9,411	933,477

Total Common Stocks (Cost: $33,106,838)		34,605,442

MONEY MARKET FUND: 0.2% (Cost: $74,643)
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	74,643	74,643

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $33,181,481)		34,680,085

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $39,283)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	39,283	39,283
Total Investments: 100.1% (Cost: $33,220,764)		34,719,368
Liabilities in excess of other assets: (0.1)%		(45,726)
NET ASSETS: 100.0%		$34,673,642

See Notes to Financial Statements

12

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $730,332.

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$34,605,442	$—	$—	$34,605,442
Money Market Funds	113,926	—	—	113,926
Total Investments	$34,719,368	$—	$—	$34,719,368

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

13

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

Assets:	CM Commodity Index Fund (a)	Emerging Markets Fund	Global Resources Fund	International Investors Gold Fund (a)
Investments, at value (1)
Unaffiliated issuers (2)	$574,387,156	$326,649,520	$649,390,639	$1,493,691,888
Affiliated issuers (3)	—	—	—	36,633,116
Short-term investments held as collateral for securities loaned (4)	—	—	2,564,474	2,302,919
Total return swap contracts, at value	2,481,402	—	—	—
Cash	2,276,809	—	36,229	—
Cash denominated in foreign currency, at value (5)	—	394,599	—	238,071
Receivables:
Investment securities sold	—	—	200,279	—
Shares of beneficial interest sold	2,114,477	99,730	218,246	1,373,547
Dividends and interest	59,304	651,303	800,750	88,049
Foreign tax refund	—	403,706	—	—
Prepaid expenses	16,362	15,942	16,239	59,418
Other assets	164,958	—	—	327,420
Total assets	581,500,468	328,214,800	653,226,856	1,534,714,428
Liabilities:
Payables:
Shares of beneficial interest redeemed	1,873,660	792,921	108,055	3,223,736
Collateral for securities loaned	—	—	2,564,474	2,302,919
Due to Adviser	205,758	223,712	466,146	1,072,195
Due to custodian	—	290,428	191,973	292,888
Due to Distributor	4,330	9,753	27,164	189,271
Deferred Trustee fees	642,347	1,373,266	740,125	975,127
Accrued expenses	205,135	303,396	518,544	227,967
Accrued foreign taxes	—	4,446,056	—	—
Accrued interest	—	1,222	—	6,804
Total liabilities	2,931,230	7,440,754	4,616,481	8,290,907
NET ASSETS	$578,569,238	$320,774,046	$648,610,375	$1,526,423,521
Net Assets consist of:
Aggregate paid-in capital	$609,492,666	$471,651,000	$1,356,655,650	$698,366,725
Total distributable earnings (loss)	(30,923,428)	(150,876,954)	(708,045,275)	828,056,796
NET ASSETS	$578,569,238	$320,774,046	$648,610,375	$1,526,423,521
(1) Includes Investment in securities on loan, at market value	$28,408,563	$25,390,755	$32,332,326	$70,252,266
(2) Cost of investments - Unaffiliated issuers	$574,144,969	$203,619,549	$469,555,916	$478,974,495
(3) Cost of investments - Affiliated issuers	$—	$—	$—	$16,689,383
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$2,564,474	$2,302,919
(5) Cost of cash denominated in foreign currency	$—	$389,060	$—	$237,565

See Notes to Financials

14

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025 (continued)

	CM Commodity Index Fund (a)	Emerging Markets Fund	Global Resources Fund	International Investors Gold Fund (a)
Class A Shares:
Net Assets	$20,254,827	$46,182,664	$127,990,183	$627,348,777
Shares of beneficial interest outstanding	313,629	2,698,241	2,622,466	24,070,130
Net asset value and redemption price per share	$64.58	$17.12	$48.81	$26.06
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$68.52	$18.16	$51.79	$27.65
Class C Shares:
Net Assets	N/A	N/A	N/A	$66,972,151
Shares of beneficial interest outstanding	N/A	N/A	N/A	3,263,577
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	N/A	$20.52
Class I Shares:
Net Assets	$104,036,532	$34,917,919	$404,288,929	$223,543,267
Shares of beneficial interest outstanding	1,543,937	1,910,952	7,852,854	5,935,745
Net asset value and redemption price per share	$67.38	$18.27	$51.48	$37.66
Class Y Shares:
Net Assets	$454,277,879	$213,342,923	$116,331,263	$608,559,326
Shares of beneficial interest outstanding	6,778,052	12,222,323	2,331,955	22,433,381
Net asset value and redemption price per share	$67.02	$17.46	$49.89	$27.13
Class Z Shares:
Net Assets	N/A	$26,330,540	N/A	N/A
Shares of beneficial interest outstanding	N/A	1,439,225	N/A	N/A
Net asset value and redemption price per share	N/A	$18.29	N/A	N/A

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financials

15

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

Morningstar Wide Moat Fund
Assets:
Investments, at value (1) (2)	$34,680,085
Short-term investments held as collateral for securities loaned (3)	39,283
Cash	2,802
Receivables:
Shares of beneficial interest sold	179
Due from Adviser	6,332
Dividends and interest	50,728
Prepaid expenses	3,007
Other assets	11,824
Total assets	34,794,240
Liabilities:
Payables:
Shares of beneficial interest redeemed	5,090
Collateral for securities loaned	39,283
Due to Distributor	—
Deferred Trustee fees	25,448
Accrued expenses	50,756
Accrued interest	21
Total liabilities	120,598
NET ASSETS	$34,673,642
Net Assets consist of:
Aggregate paid-in capital	$32,027,812
Total distributable earnings	2,645,830
NET ASSETS	$34,673,642
(1) Includes Investment in securities on loan, at market value	$730,332
(2) Cost of investments	$33,181,481
(3) Cost of short-term investments held as collateral for securities loaned	$39,283

Class I Shares:
Net Assets	$3,523,498
Shares of beneficial interest outstanding	108,064
Net asset value and redemption price per share	$32.61

Class Z Shares:
Net Assets	$31,150,144
Shares of beneficial interest outstanding	974,920
Net asset value and redemption price per share	$31.95

See Notes to Financials

16

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	CM Commodity Index Fund(a)	Emerging Markets Fund(b)	Global Resources Fund(b)	International Investors Gold Fund(a)
Income:
Dividends - unaffiliated issuers	$662,813	$7,346,705	$16,762,653	$13,423,991
Interest	23,177,130	—	—	—
Securities lending income	66,580	59,040	81,657	212,480
Net foreign taxes withheld	—	(630,727)	(616,856)	(1,286,282)
Total income	23,906,523	6,775,018	16,227,454	12,350,189
Expenses:
Management fees	3,706,019	2,672,448	4,879,696	6,845,415
Administration fees	—	890,816	—	2,463,545
Distribution fees – Class A	53,052	105,791	285,147	1,066,929
Distribution fees – Class C	—	16,619	21,807	473,946
Transfer agent fees – Class A	65,593	89,890	231,464	432,945
Transfer agent fees – Class C	—	8,550	9,981	63,747
Transfer agent fees – Class I	122,690	27,204	210,675	152,518
Transfer agent fees – Class Y	727,566	254,052	166,768	306,124
Transfer agent fees – Class Z	—	16,496	—	—
Custodian fees	20,764	163,778	32,474	36,742
Professional fees	110,882	126,210	120,711	106,755
Registration fees – Class A	18,514	11,709	17,576	22,876
Registration fees – Class C	—	5,127	5,951	15,529
Registration fees – Class I	17,487	9,997	12,164	15,250
Registration fees – Class Y	38,417	16,669	11,940	29,170
Registration fees – Class Z	—	15,084	—	—
Reports to shareholders	122,825	56,390	76,465	143,898
Insurance	31,196	31,516	38,553	45,936
Trustees’ fees and expenses	117,797	74,300	102,135	253,555
Interest	—	29,724	469	18,921
Taxes	78	263	608	263
Other	17,273	25,559	24,785	29,396
Total expenses	5,170,153	4,648,192	6,249,369	12,523,460
Expenses assumed by the Adviser	(1,179,773)	(607,374)	(623,593)	(89,360)
Net expenses	3,990,380	4,040,818	5,625,776	12,434,100
Net investment income (loss)	19,916,143	2,734,200	10,601,678	(83,911)
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)(3)	4,699	49,010,024	42,949,271	216,832,201
Investments - affiliated issuers	—	—	—	(4,987,053)
Payment from Advisor (See Note 3)	—	—	—	3,451
Swap contracts	27,447,243	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(176,740)	13,746	(113,631)
Net realized gain	27,451,942	48,833,284	42,963,017	211,734,968
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	4,787	43,886,277	110,407,390	772,979,840
Investments - affiliated issuers	—	—	—	33,473,305
Swap contracts	(2,010,929)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	(15,904)	33,864	(3,239)
Net change in unrealized appreciation (depreciation)	(2,006,142)	43,870,373	110,441,254	806,449,906
Net increase in net assets resulting from operations	$45,361,943	$95,437,857	$164,005,949	$1,018,100,963
(1) Net of foreign taxes	$—	$1,664,503	$50,579	$—
(2) Net change in accrued foreign taxes	$—	$1,589,800	$—	$—
(3) Includes foreign capital gains tax refund	$—	$424,520	$—	$—

(a)	Consolidated Statement of Operations
(b)	Class C shares were terminated effective April 30, 2025. See Note 13.

See Notes to Financial Statements

17

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$571,960
Securities lending income	356
Net foreign taxes withheld	(2,195)
Total income	570,121
Expenses:
Management fees	144,259
Transfer agent fees – Class I	15,404
Transfer agent fees – Class Z	15,987
Custodian fees	12,677
Professional fees	86,946
Registration fees – Class I	18,515
Registration fees – Class Z	18,415
Reports to shareholders	15,855
Insurance	5,920
Trustees’ fees and expenses	11,402
Interest	555
Taxes	243
Other	4,483
Total expenses	350,661
Expenses assumed by the Adviser	(189,390)
Net expenses	161,271
Net investment income	408,850
Net realized gain (loss) on:
Investments - unaffiliated issuers	4,227,362
Net realized gain	4,227,362
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(552,892)
Net change in unrealized appreciation (depreciation)	(552,892)
Net increase in net assets resulting from operations	$4,083,320

See Notes to Financial Statements

18

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Fund (b)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$19,916,143	$24,186,731	$2,734,200	$2,856,586
Net realized gain (loss)	27,451,942	(20,727,880)	48,833,284	32,998,852
Net change in unrealized appreciation (depreciation)	(2,006,142)	21,608,759	43,870,373	(30,894,024)
Net increase in net assets resulting from operations	45,361,943	25,067,610	95,437,857	4,961,414
Distributions to shareholders from:
Distributable earnings
Class A	(1,681,461)	(479,529)	(297,096)	(351,943)
Class I	(8,789,816)	(3,963,544)	(424,700)	(1,143,128)
Class Y	(37,518,943)	(14,307,117)	(2,391,989)	(3,663,155)
Class Z	—	—	(387,490)	(963,107)
	(47,990,220)	(18,750,190)	(3,501,275)	(6,121,333)
Return of capital
Class A	(156,598)	—	—	—
Class I	(818,611)	—	—	—
Class Y	(3,494,233)	—	—	—
	(4,469,442)	—	—	—
Total distributions	(52,459,662)	(18,750,190)	(3,501,275)	(6,121,333)
Share transactions:
Proceeds from sale of shares
Class A	19,493,912	6,360,660	9,409,570	6,563,272
Class C	—	—	28,086	160,671
Class I	43,087,590	51,143,370	2,067,973	10,899,994
Class Y	155,332,718	157,720,277	32,333,020	44,863,133
Class Z	—	—	16,245,976	18,381,869
	217,914,220	215,224,307	60,084,625	80,868,939
Reinvestment of distributions
Class A	1,791,970	462,491	274,767	324,274
Class I	5,969,985	2,001,008	339,037	740,695
Class Y	40,822,577	14,212,204	1,787,842	3,013,202
Class Z	—	—	119,490	115,188
	48,584,532	16,675,703	2,521,136	4,193,359
Cost of shares redeemed
Class A	(15,877,675)	(17,968,790)	(11,874,285)	(34,788,559)
Class C	—	—	(5,434,621)	(3,639,275)
Class I	(49,974,894)	(80,122,821)	(45,956,501)	(265,596,573)
Class Y	(153,678,039)	(96,593,613)	(113,091,639)	(129,696,947)
Class Z	—	—	(60,250,156)	(31,471,020)
	(219,530,608)	(194,685,224)	(236,607,202)	(465,192,374)
Net increase (decrease) in net assets resulting from share transactions	46,968,144	37,214,786	(174,001,441)	(380,130,076)
Total increase (decrease) in net assets	39,870,425	43,532,206	(82,064,859)	(381,289,995)
Net Assets, beginning of year	538,698,813	495,166,607	402,838,905	784,128,900
Net Assets, end of year	$578,569,238	$538,698,813	$320,774,046	$402,838,905

(a)	Consolidated Statement of Changes in Net Assets
(b)	Class C shares were terminated effective April 30, 2025. See Note 13.

See Notes to Financial Statements

19

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Resources Fund (a)		International Investors Gold Fund (b)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$10,601,678	$16,327,995	$(83,911)	$(603,153)
Net realized gain	42,963,017	28,447,531	211,734,968	147,174,045
Net change in unrealized appreciation (depreciation)	110,441,254	(60,698,107)	806,449,906	(39,202,841)
Net increase (decrease) in net assets resulting from operations	164,005,949	(15,922,581)	1,018,100,963	107,368,051
Distributions to shareholders from:
Distributable earnings
Class A	(1,978,240)	(3,092,713)	(36,307,323)	(18,577,801)
Class C	—	(165,232)	(4,504,668)	(2,397,304)
Class I	(7,419,361)	(9,153,502)	(9,456,560)	(6,424,366)
Class Y	(2,002,848)	(3,889,124)	(34,733,046)	(17,604,330)
Total distributions	(11,400,449)	(16,300,571)	(85,001,597)	(45,003,801)
Share transactions:
Proceeds from sale of shares
Class A	14,331,788	16,452,823	67,526,163	38,559,784
Class C	109,075	464,278	5,885,410	1,943,832
Class I	123,191,424	16,176,902	40,438,918	22,606,015
Class Y	10,844,896	17,521,085	103,707,268	58,789,454
	148,477,183	50,615,088	217,557,759	121,899,085
Reinvestment of distributions
Class A	1,828,276	2,867,829	33,645,533	17,138,452
Class C	—	142,909	4,264,854	2,335,363
Class I	5,044,516	5,080,210	8,961,318	6,296,394
Class Y	1,966,784	3,356,323	28,881,262	15,176,456
	8,839,576	11,447,271	75,752,967	40,946,665
Cost of shares redeemed
Class A	(23,744,736)	(28,122,482)	(116,596,895)	(69,712,974)
Class C	(7,045,289)	(3,099,738)	(14,521,695)	(9,235,408)
Class I	(70,287,943)	(103,791,525)	(94,822,308)	(87,702,156)
Class Y	(51,565,376)	(78,000,945)	(134,030,629)	(129,893,908)
	(152,643,344)	(213,014,690)	(359,971,527)	(296,544,446)
Net increase (decrease) in net assets resulting from share transactions	4,673,415	(150,952,331)	(66,660,801)	(133,698,696)
Total increase (decrease) in net assets	157,278,915	(183,175,483)	866,438,565	(71,334,446)
Net Assets, beginning of year	491,331,460	674,506,943	659,984,956	731,319,402
Net Assets, end of year	$648,610,375	$491,331,460	$1,526,423,521	$659,984,956

(a)	Class C shares were terminated effective April 30, 2025. See Note 13.
(b)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

20

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$408,850	$408,415
Net realized gain	4,227,362	3,311,506
Net change in unrealized appreciation (depreciation)	(552,892)	(542,290)
Net increase in net assets resulting from operations	4,083,320	3,177,631
Distributions to shareholders from:
Distributable earnings
Class I	(390,067)	(418,586)
Class Z	(3,539,390)	(2,630,235)
Total distributions	(3,929,457)	(3,048,821)
Share transactions:
Proceeds from sale of shares
Class I	30,620	1,630,230
Class Z	3,646,505	10,598,402
	3,677,125	12,228,632
Reinvestment of distributions
Class I	390,067	418,586
Class Z	3,539,390	2,630,235
	3,929,457	3,048,821
Cost of shares redeemed
Class I	(905,300)	(4,206,640)
Class Z	(4,176,150)	(3,456,050)
	(5,081,450)	(7,662,690)
Net increase in net assets resulting from share transactions	2,525,132	7,614,763
Total increase in net assets	2,678,995	7,743,573
Net Assets, beginning of year	31,994,647	24,251,074
Net Assets, end of year	$34,673,642	$31,994,647

See Notes to Financial Statements

21

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A (a)
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$65.61	$64.86	$69.15	$75.75	$69.90
Net investment income (loss) (b)	2.21	2.86	2.73	0.30	(0.75)
Net realized and unrealized gain (loss) on investments	3.05	0.04	(4.70)	11.10	23.55
Total from investment operations	5.26	2.90	(1.97)	11.40	22.80
Distributions from:
Net investment income	(5.75)	(2.15)	(2.32)	(18.00)	(16.95)
Return of capital	(0.54)	—	—	—	—
Total distributions	(6.29)	(2.15)	(2.32)	(18.00)	(16.95)
Net asset value, end of year	$64.58	$65.61	$64.86	$69.15	$75.75
Total return (c)	8.01%	4.51%	(2.87)%	15.29%	32.96%

Ratios to average net assets
Gross expenses	1.37%	1.31%	1.32%	1.36%	1.38%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	3.25%	4.25%	4.00%	0.39%	(0.91)%
Supplemental data
Net assets, end of year (in millions)	$20	$15	$26	$22	$31
Portfolio turnover rate (d)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

22

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I (a)
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$68.21	$67.42	$71.85	$78.00	$71.70
Net investment income (loss) (b)	2.51	3.17	3.00	0.60	(0.60)
Net realized and unrealized gain (loss) on investments	3.17	0.06	(4.88)	11.55	24.15
Total from investment operations	5.68	3.23	(1.88)	12.15	23.55
Distributions from:
Net investment income	(5.96)	(2.44)	(2.55)	(18.30)	(17.25)
Return of capital	(0.55)	—	—	—	—
Total distributions	(6.51)	(2.44)	(2.55)	(18.30)	(17.25)
Net asset value, end of year	$67.38	$68.21	$67.42	$71.85	$78.00
Total return (c)	8.32%	4.83%	(2.63)%	15.87%	33.07%

Ratios to average net assets
Gross expenses	0.85%	0.84%	0.89%	0.92%	0.90%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	3.55%	4.53%	4.24%	0.72%	(0.61)%
Supplemental data
Net assets, end of year (in millions)	$104	$106	$131	$234	$295
Portfolio turnover rate (d)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

23

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y (a)
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$67.87	$67.09	$71.55	$77.70	$71.40
Net investment income (loss) (b)	2.46	3.12	2.99	0.60	(0.60)
Net realized and unrealized gain (loss) on investments	3.16	0.06	(4.96)	11.55	24.15
Total from investment operations	5.62	3.18	(1.97)	12.15	23.55
Distributions from:
Net investment income	(5.92)	(2.40)	(2.49)	(18.30)	(17.25)
Return of capital	(0.55)	—	—	—	—
Total distributions	(6.47)	(2.40)	(2.49)	(18.30)	(17.25)
Net asset value, end of year	$67.02	$67.87	$67.09	$71.55	$77.70
Total return (c)	8.28%	4.78%	(2.77)%	15.87%	33.14%

Ratios to average net assets
Gross expenses	0.90%	0.91%	0.93%	1.00%	0.98%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	3.49%	4.47%	4.24%	0.70%	(0.64)%
Supplemental data
Net assets, end of year (in millions)	$454	$417	$339	$323	$330
Portfolio turnover rate (d)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

24

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$13.23	$13.39	$12.25	$17.02	$20.96
Net investment income (loss) (a)	0.05	0.01	0.06	0.09	(0.04)
Net realized and unrealized gain (loss) on investments	3.95	(0.05)	1.24	(4.39)	(2.52)
Total from investment operations	4.00	(0.04)	1.30	(4.30)	(2.56)
Distributions from:
Net investment income	(0.11)	(0.12)	(0.16)	(0.47)	—
Net realized capital gains	—	—	—	—	(1.38)
Total distributions	(0.11)	(0.12)	(0.16)	(0.47)	(1.38)
Net asset value, end of year	$17.12	$13.23	$13.39	$12.25	$17.02
Total return (b)	30.26%	(0.29)%	10.62%	(25.23)%	(12.15)%

Ratios to average net assets
Gross expenses	1.63%	1.59%	1.59%	1.54%	1.45%
Net expenses	1.61%	1.59%	1.59%	1.54%	N/A
Net expenses excluding interest and taxes	1.60%	1.57%	1.57%	1.53%	N/A
Net investment income (loss)	0.31%	0.10%	0.47%	0.65%	(0.19)%
Supplemental data
Net assets, end of year (in millions)	$46	$37	$64	$60	$130
Portfolio turnover rate (c)	29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

25

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$14.12	$14.31	$13.08	$18.16	$22.21
Net investment income (a)	0.13	0.08	0.14	0.17	0.06
Net realized and unrealized gain (loss) on investments	4.24	(0.04)	1.33	(4.68)	(2.69)
Total from investment operations	4.37	0.04	1.47	(4.51)	(2.63)
Distributions from:
Net investment income	(0.22)	(0.23)	(0.24)	(0.57)	(0.04)
Net realized capital gains	—	—	—	—	(1.38)
Total distributions	(0.22)	(0.23)	(0.24)	(0.57)	(1.42)
Net asset value, end of year	$18.27	$14.12	$14.31	$13.08	$18.16
Total return (b)	31.00%	0.28%	11.26%	(24.81)%	(11.76)%

Ratios to average net assets
Gross expenses	1.23%	1.25%	1.23%	1.19%	1.14%
Net expenses	1.01%	1.02%	1.01%	1.01%	1.00%
Net expenses excluding interest and taxes	1.00%	1.00%	1.00%	1.00%	N/A
Net investment income	0.82%	0.57%	1.02%	1.17%	0.28%
Supplemental data
Net assets, end of year (in millions)	$35	$67	$323	$387	$900
Portfolio turnover rate (c)	29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

26

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$13.49	$13.68	$12.51	$17.39	$21.33
Net investment income (a)	0.12	0.08	0.12	0.15	0.03
Net realized and unrealized gain (loss) on investments	4.05	(0.06)	1.27	(4.48)	(2.57)
Total from investment operations	4.17	0.02	1.39	(4.33)	(2.54)
Distributions from:
Net investment income	(0.20)	(0.21)	(0.22)	(0.55)	(0.02)
Net realized capital gains	—	—	—	—	(1.38)
Total distributions	(0.20)	(0.21)	(0.22)	(0.55)	(1.40)
Net asset value, end of year	$17.46	$13.49	$13.68	$12.51	$17.39
Total return (b)	30.93%	0.11%	11.17%	(24.87)%	(11.84)%

Ratios to average net assets
Gross expenses	1.27%	1.23%	1.23%	1.21%	1.13%
Net expenses	1.11%	1.12%	1.11%	1.11%	1.10%
Net expenses excluding interest and taxes	1.10%	1.10%	1.10%	1.10%	N/A
Net investment income	0.78%	0.59%	0.92%	1.10%	0.16%
Supplemental data
Net assets, end of year (in millions)	$213	$236	$318	$390	$1,086
Portfolio turnover rate (c)	29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

27

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Z
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$14.17	$14.35	$13.12	$18.19	$22.25
Net investment income (a)	0.17	0.12	0.16	0.17	0.07
Net realized and unrealized gain (loss) on investments	4.22	(0.06)	1.32	(4.67)	(2.69)
Total from investment operations	4.39	0.06	1.48	(4.50)	(2.62)
Distributions from:
Net investment income	(0.27)	(0.24)	(0.25)	(0.57)	(0.06)
Net realized capital gains	—	—	—	—	(1.38)
Total distributions	(0.27)	(0.24)	(0.25)	(0.57)	(1.44)
Net asset value, end of year	$18.29	$14.17	$14.35	$13.12	$18.19
Total return (b)	31.05%	0.40%	11.34%	(24.69)%	(11.71)%

Ratios to average net assets
Gross expenses	1.20%	1.17%	1.18%	1.17%	1.08%
Net expenses	0.91%	0.92%	0.91%	0.91%	0.90%
Net expenses excluding interest and taxes	0.90%	0.90%	0.90%	0.90%	N/A
Net investment income	1.12%	0.80%	1.14%	1.26%	0.33%
Supplemental data
Net assets, end of year (in millions)	$26	$57	$70	$73	$63
Portfolio turnover rate (c)	29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

28

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$36.43	$38.70	$41.22		$39.21	$33.51
Net investment income (a)	0.74	0.97	0.78		0.89	0.50
Net realized and unrealized gain (loss) on investments	12.40	(2.16)	(2.40)		2.16	5.73
Total from investment operations	13.14	(1.19)	(1.62)		3.05	6.23
Distributions from:
Net investment income	(0.76)	(1.08)	(0.90)		(1.04)	(0.53)
Net asset value, end of year	$48.81	$36.43	$38.70		$41.22	$39.21
Total return (b)	36.11%	(3.05)%	(3.89)%		7.74%	18.61%

Ratios to average net assets
Gross expenses	1.49%	1.52%	1.50%		1.47%	1.48%
Net expenses	1.38%	1.38%	1.38%		1.38%	1.38%
Net investment income	1.77%	2.46%	1.97%		2.08%	1.29%
Supplemental data
Net assets, end of year (in millions)	$128	$102	$117		$140	$152
Portfolio turnover rate (c)	58%	57%	44	%(d)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

29

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$38.38	$40.72	$43.33		$41.17	$35.15
Net investment income (a)	0.96	1.18	1.02		1.17	0.67
Net realized and unrealized gain (loss) on investments	13.09	(2.26)	(2.54)		2.23	6.04
Total from investment operations	14.05	(1.08)	(1.52)		3.40	6.71
Distributions from:
Net investment income	(0.95)	(1.26)	(1.09)		(1.24)	(0.69)
Net asset value, end of year	$51.48	$38.38	$40.72		$43.33	$41.17
Total return (b)	36.67%	(2.62)%	(3.47)%		8.19%	19.12%

Ratios to average net assets
Gross expenses	1.11%	1.13%	1.13%		1.10%	1.11%
Net expenses	0.96%	0.95%	0.95%		0.95%	0.95%
Net expenses excluding interest and taxes	0.95%	0.95%	0.95%		0.95%	N/A
Net investment income	2.18%	2.85%	2.44%		2.60%	1.66%
Supplemental data
Net assets, end of year (in millions)	$404	$261	$360		$503	$386
Portfolio turnover rate (c)	58%	57%	44	%(d)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

30

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$37.22	$39.52	$42.06		$40.00	$34.17
Net investment income (a)	0.88	1.05	0.91		1.05	0.62
Net realized and unrealized gain (loss) on investments	12.66	(2.18)	(2.45)		2.17	5.83
Total from investment operations	13.54	(1.13)	(1.54)		3.22	6.45
Distributions from:
Net investment income	(0.87)	(1.17)	(1.00)		(1.16)	(0.62)
Net asset value, end of year	$49.89	$37.22	$39.52		$42.06	$40.00
Total return (b)	36.43%	(2.81)%	(3.63)%		7.99%	18.92%

Ratios to average net assets
Gross expenses	1.18%	1.21%	1.16%		1.14%	1.18%
Net expenses	1.13%	1.13%	1.13%		1.13%	1.13%
Net investment income	2.08%	2.61%	2.25%		2.41%	1.56%
Supplemental data
Net assets, end of year (in millions)	$116	$122	$188		$302	$231
Portfolio turnover rate (c)	58%	57%	44	%(d)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

31

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of year	$10.40		$9.74		$8.89	$10.32		$12.82
Net investment income (loss) (a)	(0.02)		(0.03)		— (b)	0.03		—	(b)
Net realized and unrealized gain (loss) on investments	17.25		1.47		0.86	(1.46)		(1.84)
Total from investment operations	17.23		1.44		0.86	(1.43)		(1.84)
Distributions from:
Net investment income	(1.57)		(0.78)		(0.01)	—		(0.66)
Net asset value, end of year	$26.06		$10.40		$9.74	$8.89		$10.32
Total return (c)	165.86%		14.71%		9.68%	(13.86)%		(14.22)%

Ratios to average net assets
Expenses	1.31	%(d)	1.42	%(d)	1.43%	1.42	%(d)	1.34	%(d)
Net investment income (loss)	(0.13	)%(d)	(0.25	)%(d)	0.04%	0.28	%(d)	0.00	%(d)
Supplemental data
Net assets, end of year (in millions)	$627		$264		$261	$243		$302
Portfolio turnover rate (e)	30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

32

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class C
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of year	$8.34		$7.95		$7.30	$8.54		$10.83
Net investment loss (a)	(0.13)		(0.09)		(0.06)	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	13.77		1.19		0.71	(1.20)		(1.55)
Total from investment operations	13.64		1.10		0.65	(1.24)		(1.63)
Distributions from:
Net investment income	(1.46)		(0.71)		—	—		(0.66)
Net asset value, end of year	$20.52		$8.34		$7.95	$7.30		$8.54
Total return (b)	163.77%		13.76%		8.90%	(14.52)%		(14.89)%

Ratios to average net assets
Gross expenses	2.12	%(c)	2.26	%(c)	2.25%	2.21	%(c)	2.13	%(c)
Net expenses	2.12	%(c)	2.20	%(c)	2.20%	2.20	%(c)	2.13	%(c)
Net investment loss	(0.93	)%(c)	(1.03	)%(c)	(0.73)%	(0.51	)%(c)	(0.79	)%(c)
Supplemental data
Net assets, end of year (in millions)	$67		$30		$33	$36		$49
Portfolio turnover rate (d)	30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

33

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of year	$14.74		$13.51		$12.30	$14.22		$17.31
Net investment income (a)	0.04		0.02		0.06	0.09		0.05
Net realized and unrealized gain (loss) on investments	24.50		2.03		1.20	(2.01)		(2.48)
Total from investment operations	24.54		2.05		1.26	(1.92)		(2.43)
Distributions from:
Net investment income	(1.62)		(0.82)		(0.05)	—		(0.66)
Net asset value, end of year	$37.66		$14.74		$13.51	$12.30		$14.22
Total return (b)	166.63%		15.18%		10.26%	(13.50)%		(13.94)%

Ratios to average net assets
Gross expenses	1.06	%(c)	1.13	%(c)	1.12%	1.09	%(c)	1.03	%(c)
Net expenses	1.00	%(c)	1.00	%(c)	1.00%	1.00	%(c)	1.00	%(c)
Net investment income	0.17	%(c)	0.17	%(c)	0.47%	0.70	%(c)	0.34	%(c)
Supplemental data
Net assets, end of year (in millions)	$224		$118		$164	$156		$203
Portfolio turnover rate (d)	30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

34

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of year	$10.79		$10.08		$9.19	$10.64		$13.15
Net investment income (a)	0.03		0.01		0.04	0.06		0.03
Net realized and unrealized gain (loss) on investments	17.93		1.51		0.89	(1.51)		(1.88)
Total from investment operations	17.96		1.52		0.93	(1.45)		(1.85)
Distributions from:
Net investment income	(1.62)		(0.81)		(0.04)	—		(0.66)
Net asset value, end of year	$27.13		$10.79		$10.08	$9.19		$10.64
Total return (b)	166.62%		15.04%		10.13%	(13.63)%		(13.94)%

Ratios to average net assets
Gross expenses	1.03	%(c)	1.13	%(c)	1.13%	1.11	%(c)	1.06	%(c)
Net expenses	1.03	%(c)	1.10	%(c)	1.10%	1.10	%(c)	1.06	%(c)
Net investment income	0.15	%(c)	0.07	%(c)	0.38%	0.59	%(c)	0.29	%(c)
Supplemental data
Net assets, end of year (in millions)	$609		$247		$273	$241		$306
Portfolio turnover rate (d)	30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

35

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$32.43	$32.34	$26.02	$33.51	$30.70
Net investment income (a)	0.39	0.43	0.36	0.31	0.40
Net realized and unrealized gain (loss) on investments	3.86	3.02	7.85	(4.82)	6.92
Total from investment operations	4.25	3.45	8.21	(4.51)	7.32
Distributions from:
Net investment income	(0.42)	(0.45)	(0.25)	(0.30)	(0.38)
Net realized capital gains	(3.65)	(2.91)	(1.64)	(2.68)	(4.13)
Total distributions	(4.07)	(3.36)	(1.89)	(2.98)	(4.51)
Net asset value, end of year	$32.61	$32.43	$32.34	$26.02	$33.51
Total return (b)	13.12%	10.64%	31.66%	(13.63)%	24.04%

Ratios to average net assets
Gross expenses	1.88%	1.56%	1.96%	2.04%	2.26%
Net expenses	0.59%	0.59%	0.60%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59%	N/A
Net investment income	1.18%	1.26%	1.18%	1.03%	1.13%
Supplemental data
Net assets, end of year (in millions)	$4	$4	$6	$2	$4
Portfolio turnover rate (c)	85%	91%	73%	72%	59%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

36

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Z
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$31.84	$31.77	$25.63	$33.04	$30.32
Net investment income (a)	0.42	0.46	0.34	0.34	0.44
Net realized and unrealized gain (loss) on investments	3.79	2.96	7.77	(4.75)	6.82
Total from investment operations	4.21	3.42	8.11	(4.41)	7.26
Distributions from:
Net investment income	(0.45)	(0.44)	(0.33)	(0.32)	(0.41)
Net realized capital gains	(3.65)	(2.91)	(1.64)	(2.68)	(4.13)
Total distributions	(4.10)	(3.35)	(1.97)	(3.00)	(4.54)
Net asset value, end of year	$31.95	$31.84	$31.77	$25.63	$33.04
Total return (b)	13.23%	10.73%	31.76%	(13.52)%	24.15%

Ratios to average net assets
Gross expenses	1.00%	1.07%	1.27%	1.28%	1.59%
Net expenses	0.49%	0.49%	0.50%	0.49%	0.49%
Net expenses excluding interest and taxes	0.49%	0.49%	0.49%	0.49%	N/A
Net investment income	1.29%	1.37%	1.12%	1.14%	1.23%
Supplemental data
Net assets, end of year (in millions)	$31	$28	$18	$13	$15
Portfolio turnover rate (c)	85%	91%	73%	72%	59%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

37

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Fund	Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Global Resources Fund seeks long-term capital appreciation by investing primarily in global resources securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Van Eck Associates Corporation (“VEAC”) serves as investment adviser to all the Funds, except for CM Commodity Index Fund. Van Eck Absolute Return Advisers Corporation (“VEARA” and together with VEAC, each an “Adviser” or the “Advisers”) serves as investment adviser to CM Commodity Index Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

38

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs.

Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

39

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Any Russian securities held in the Funds at December 31, 2025 are restricted from trading. Therefore the Pricing Committee is currently fair valuing these investments at zero, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation

The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation.

As of December 31, 2025, the CM Commodity Index Fund and International Investors Gold Fund held $138,658,637 and $51,933,903 in their Subsidiaries, representing 24% and 3% of the Funds’ net assets, respectively.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Each wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and

40

Note 2—Significant Accounting Policies (continued)

E.	Currency Translation (continued)

unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of December 31, 2025.

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

G.	Use of Derivative Instruments

Certain Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at December 31, 2025 is reflected in the Fund’s Consolidated Schedule of Investments.

During the year ended December 31, 2025, the CM Commodity Index Fund held swap contracts with an average monthly notional amount of $573,330,333.

41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

G.	Use of Derivative Instruments (continued)

At December 31, 2025, the following Funds held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$2,481,402

1	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the year ended December 31, 2025, was as follows:

Commodities Futures Risk
CM Commodity Index Fund
Realized gain:
Swap contracts[1]	$27,447,243
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(2,010,929)

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

42

Note 2—Significant Accounting Policies (continued)

H.	Offsetting Assets and Liabilities (continued)

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$2,481,402	$—	$2,481,402	$—	$2,481,402

I.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Funds enters into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3— Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Fund	0.75%
Global Resources Fund	0.95% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

The Adviser has agreed, until May 1, 2026, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the year ended December 31, 2025, were as follows:

43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3— Investment Management and Other Agreements (continued)

Fund	Expense Limitations	Expenses Assumed by the Adviser

CM Commodity Index Fund
Class A	0.95%	$89,117
Class I	0.65	219,138
Class Y	0.70	871,518

Emerging Markets Fund
Class A	1.60	10,589
Class C*	2.50	7,489
Class I	1.00	94,628
Class Y	1.10	345,490
Class Z	0.90	149,178

Global Resources Fund
Class A	1.38	126,403
Class C*	2.20	12,103
Class I	0.95	428,651
Class Y	1.13	56,436

International Investors Gold Fund
Class A	1.45	—
Class C	2.20	—
Class I	1.00	89,360
Class Y	1.10	—

Morningstar Wide Moat Fund
Class I	0.59	43,698
Class Z	0.49	145,692

*Class C shares were terminated effective April 30, 2025. See Note 13.

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% on the first $750 million of the average daily net assets of the Fund and 0.20% of the average daily net assets in excess of $750 million. Administrative fees are included in the Statements of Operations.

For the year ended December 31, 2025, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $360,642 in sales loads relating to the sale of shares of the Funds, of which $320,975 was reallowed to broker/dealers and the remaining $39,667 was retained by the Distributor.

During the year ended December 31, 2025, the Adviser reimbursed the International Investors Gold Fund $3,451 for an investment loss.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At December 31, 2025, the Distributor owned approximately 81% of Class I and 37% of Class Z of VanEck Morningstar Wide Moat Fund.

Note 4—Investments

For the year ending in December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$103,675,384	$277,061,812
Global Resources Fund	299,402,688	301,899,226
International Investors Gold Fund	306,358,138	455,594,900
Morningstar Wide Moat Fund	27,281,710	28,315,079
44

Note 4—Investments (continued)

Note 5—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$533,758,006	$45,458,396	$–	$45,458,396
Emerging Markets Fund	217,535,634	134,870,557	(25,756,671)	109,113,886
Global Resources Fund	477,901,379	192,223,216	(18,169,482)	174,053,734
International Investors Gold Fund	736,483,140	810,714,937	(14,541,217)	796,173,720
Morningstar Wide Moat Fund	33,861,758	3,537,173	(2,679,563)	857,610

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
CM Commodity Index Fund	$–	$(22,738)	$(642,345)	$(30,258,345)	$(30,923,428)
Emerging Markets Fund	4,899,294	(259,055,534)	(1,373,266)	104,652,552	(150,876,954)
Global Resources Fund	877,162	(882,242,936)	(740,126)	174,060,625	(708,045,275)
International Investors Gold Fund	110,387,164	(77,563,084)	(975,128)	796,207,844	828,056,796
Morningstar Wide Moat Fund	1,004,487	809,182	(25,449)	857,610	2,645,830

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of distributions paid to shareholders was as follows:

	December 31, 2025			December 31, 2024
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*	Long-Term Capital Gains
CM Commodity Index Fund	$47,990,220	$–	$4,469,442	$18,750,190	$–
Emerging Markets Fund	3,501,275	–	–	6,121,333	–
Global Resources Fund	11,400,449	–	–	16,300,571	–
International Investors Gold Fund	85,001,597	–	–	45,003,801	–
Morningstar Wide Moat Fund	2,301,441	1,628,016	–	1,742,939	1,305,882

*Includes distributions from short-term capital gains, if any.

During the year ended December 31, 2025 the CM Commodity Index Fund, Emerging Markets Fund, Global Resources Fund, and International Investors Gold Fund utilized $91, $40,900,886, $41,524,526, and $183,503,860, respectively, of their capital loss carryovers available from prior years.

During the year ended December 31, 2025, as a result of permanent book to tax differences, primarily due to differences in the treatment of income and realized gains from the Funds’ controlled foreign corporation subsidiaries, the Funds incurred differences that affected net distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
CM Commodity Index Fund	$(32,652,026)	$32,652,026
45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 5—Income Taxes (continued)

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
International Investors Gold Fund	$8,497	$(8,497)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended in December 31, 2025, the Funds did not incur any such interest or penalties.

The Global Resources Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for the Funds included in this report, since the Funds pay no federal income taxes and have immaterial amounts of state, local and foreign taxes.

Note 6—Principal Risk

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives

46

Note 6—Principal Risk (continued)

presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

As a result of the current conditions related to Russian securities and Russian markets, the Emerging Markets Fund has been unable to dispose of the Russian securities in its portfolios, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia has taken actions, and may take that impact the custody of equity securities of Russian issuers, which may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Emerging Markets Fund have declared dividends, there is no assurance these dividends can be realized by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2025.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 8—Shareholder Transactions

Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A:
Shares sold*	290,501	94,346	656,291	467,843
Shares reinvested	27,355	7,119	16,552	24,236
Shares redeemed	(233,710)	(268,446)	(797,742)	(2,475,530)
Net increase (decrease)	84,146	(166,981)	(124,899)	(1,983,451)
Class C:
Shares sold	N/A	N/A	2,363	13,331
Shares redeemed*	N/A	N/A	(461,582)	(302,646)
Net decrease	N/A	N/A	(459,219)	(289,315)
Class I:
Shares sold	609,415	725,776	141,770	731,380
Shares reinvested	87,384	29,631	19,133	51,870
Shares redeemed	(709,456)	(1,139,398)	(3,020,765)	(18,578,713)
Net decrease	(12,657)	(383,991)	(2,859,862)	(17,795,463)
Class Y:
Shares sold	2,214,551	2,283,969	2,179,291	3,161,182
Shares reinvested	600,744	211,491	105,602	220,747
Shares redeemed	(2,188,257)	(1,391,645)	(7,552,436)	(9,130,186)
Net increase (decrease)	627,038	1,103,815	(5,267,543)	(5,748,257)
Class Z:
Shares sold	N/A	N/A	1,075,310	1,212,094
Shares reinvested	N/A	N/A	6,736	8,038
Shares redeemed	N/A	N/A	(3,656,182)	(2,105,368)
Net decrease	N/A	N/A	(2,574,136)	(885,236)

*Effective April 30, 2025, Emerging Markets Fund Class C shares were converted into Class A shares. These transactions are included in “shares sold” for Class A and “shares redeemed” for Class C for the year ended December 31, 2025. See Note 13.

	Global Resources Fund		International Investors Gold Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A:
Shares sold*	354,115	418,702	3,775,328	3,543,187
Shares reinvested	38,177	79,751	1,309,165	1,643,188
Shares redeemed	(563,304)	(731,127)	(6,441,278)	(6,515,801)
Net decrease	(171,012)	(232,674)	(1,356,785)	(1,329,426)
Class C:
Shares sold	3,442	14,359	434,058	220,214
Shares reinvested	N/A	4,739	210,714	279,016
Shares redeemed*	(222,333)	(95,778)	(1,016,323)	(1,050,198)
Net decrease	(218,891)	(76,680)	(371,551)	(550,968)
Class I:
Shares sold	2,584,962	400,829	1,695,907	1,554,332
Shares reinvested	99,872	134,149	241,285	426,296
Shares redeemed	(1,625,283)	(2,570,450)	(4,042,542)	(6,088,756)
Net increase (decrease)	1,059,551	(2,035,472)	(2,105,350)	(4,108,128)
Class Y:
Shares sold	252,510	440,741	5,706,685	5,432,621
Shares reinvested	40,188	91,378	1,079,673	1,402,630
Shares redeemed	(1,243,065)	(2,012,785)	(7,212,864)	(11,077,592)
Net decrease	(950,367)	(1,480,666)	(426,506)	(4,242,341)

*Effective April 30, 2025, Global Resources Fund Class C shares were converted into Class A shares. These transactions are included in “shares sold” for Class A and “shares redeemed” for Class C for the year ended December 31, 2025. See Note 13.

48

Note 8—Shareholder Transactions (continued)

	Morningstar Wide Moat Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I:
Shares sold	957	50,221
Shares reinvested	11,987	12,895
Shares redeemed	(28,962)	(125,437)
Net decrease	(16,018)	(62,321)
Class Z:
Shares sold	113,265	322,919
Shares reinvested	111,022	82,530
Shares redeemed	(127,870)	(100,550)
Net increase	96,417	304,899

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
CM Commodity Index Fund	$28,408,563	$–	$29,001,860	$29,001,860
Emerging Markets Fund	25,390,755	–	26,236,693	26,236,693
Global Resources Fund	32,332,326	2,564,474	31,424,651	33,989,125
International Investors Gold Fund	70,252,266	2,302,919	70,911,681	73,214,600
Morningstar Wide Moat Fund	730,332	39,283	715,386	754,669
49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Global Resources Fund	$2,564,474
International Investors Gold Fund	2,302,919
Morningstar Wide Moat Fund	39,283

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds participate with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Fund	72	$2,659,378	5.44%
Global Resources Fund	2	1,251,460	5.68
International Investors Gold Fund	17	3,911,992	5.44
Morningstar Wide Moat Fund	14	191,982	5.56

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan. The Funds as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

Note 12—Share Split

Each class of the CM Commodity Index Fund executed a 1-for-15 reverse share split for shareholders of record before the open of markets on September 11, 2023. The impact of the share split has been retroactively applied to each of the prior years presented in the financial highlights.

50

Note 13—Class C Shares Conversion and Termination

At a meeting held on March 13, 2025, the Trustees approved (i) the conversion of the Class C shares of Emerging Markets Fund and Global Resources Fund into Class A shares of the same Fund, (ii) the termination of Class C shares of the Funds, and (iii) a Plan of Recapitalization for the Class C shares of the Funds for the share conversion and the share closing referenced above. Effective April 30, 2025, Class C shares of the Funds were converted into Class A shares of the same Fund at net asset value. Class C shares of the respective Funds were terminated effective immediately after such conversion.

51

VANECK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck Funds and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting VanEck Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the four years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Funds
CM Commodity Index Fund*	International Investors Gold Fund*
Emerging Markets Fund	VanEck Morningstar Wide Moat Fund
Global Resources Fund

* The financial statements for CM Commodity Index Fund and International Investors Gold Fund are presented on a consolidated basis.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated February 22, 2022, except for the 1-for-15 reverse share split described in Note 12, as to which the date is February 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

52

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

53

VANECK FUNDS

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information.

Fund	Total Distribution Paid Per Share	Return of Capital Per Share (a)	Income Dividends	Foreign Taxes Paid Per Share (b)	Ordinary Income Amount Paid Per Share	Long- Term Capital Gains
CM Commodity Index Fund
Class A	$6.2899	$0.5359	$5.7540	$-	$5.7540	$-
Class I	6.5104	0.5547	5.9557	-	5.9557	-
Class Y	6.4735	0.5515	5.9220	-	5.9220	-
Emerging Markets Fund
Class A	0.1096	-	0.1096	0.2668	0.3764	-
Class I	0.2200	-	0.2200	0.2668	0.4868	-
Class Y	0.1966	-	0.1966	0.2668	0.4634	-
Class Z	0.2715	-	0.2715	0.2668	0.5383	-
Global Resources Fund
Class A	0.7603	-	0.7603	0.0416	0.8019	-
Class I	0.9539	-	0.9539	0.0416	0.9955	-
Class Y	0.8731	-	0.8731	0.0416	0.9147	-
International Investors Gold
Fund
Class A	1.5675	-	1.5675	0.0091	1.5766	-
Class C	1.4584	-	1.4584	0.0091	1.4675	-
Class I	1.6184	-	1.6184	0.0091	1.6275	-
Class Y	1.6157	-	1.6157	0.0091	1.6248	-
Morningstar Wide Moat Fund
Class I	4.0652	-	2.3708	-	2.3708	1.6944
Class Z	4.0924	-	2.3980	-	2.3980	1.6944

(a) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 - Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(b) The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

Additionally, Morningstar Wide Moat Fund paid short-term capital gains of $1.9529 per share that represents Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

54

Fund	Foreign Source Income (a)	Qualified Dividend Income for Individuals (a)	Dividends Qualifying for the Dividend Received Deduction for Corporations (a)	Federal Obligation Interest (b)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (c)
CM Commodity Index Fund
Class A	-%	-%	-%	35.31%	36.15%
Class I	-	-	-	35.31	36.15
Class Y	-	-	-	35.31	36.15
Emerging Markets Fund
Class A	72.43	83.70	-	0.32	-
Class I	72.43	83.70	-	0.32	-
Class Y	72.43	83.70	-	0.32	-
Class Z	72.43	83.70	-	0.32	-
Global Resources Fund
Class A	58.98	99.93	43.46	0.76	-
Class I	58.98	99.93	43.46	0.76	-
Class Y	58.98	99.93	43.46	0.76	-
International Investors Gold
Fund
Class A	5.66	5.75	0.62	0.04	-
Class C	5.66	5.75	0.62	0.04	-
Class I	5.66	5.75	0.62	0.04	-
Class Y	5.66	5.75	0.62	0.04	-
Morningstar Wide Moat
Fund
Class I	-	22.05	21.14	0.05	-
Class Z	-	22.05	21.14	0.05	-

(a) Expressed as a percentage of the cash distribution grossed up for foreign taxes.

(b) The interest from Federal obligations represents income derived from assets backed by the full faith and credit of the U.S. Government. State law varies as to what percentage of this dividend is exempt from state income tax.

(c) These amounts represent distributions paid during the taxable year ended December 31, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

55

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK FUNDS

CM Commodity Index Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
Onchain Economy ETF
VanEck Emerging Markets Bond ETF
VanEck Morningstar Wide Moat Fund

A Special Meeting of Shareholders of VanEck Funds (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:

Name	For	Withheld

Jayesh Bhansali	66,914,392.491	870,698.563
Sara Bonesteel	67,014,973.360	770,117.694
Jon Lukomnik	66,730,610.332	1,054,480.722
Kevin Moore	67,065,148.559	719,942.495
Jane DiRenzo Pigott	66,794,241.736	990,849.318
R. Alastair Short	66,712,245.384	1,072,845.670
Jan F. van Eck	66,913,282.332	871,808.722

Total Trust Shares Outstanding**: 96,566,001.687

* Results are for all series portfolios within the Trust.

** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

56

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VanEck India Select ETF
(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On September 19, 2025, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, voted to enter into an Advisory Agreement (the “Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Fund’s Advisory Agreement is set forth below.

In considering the approval of the Advisory Agreement, the Board took into consideration its overall knowledge of the business and operations of the Adviser, which it obtained over time through its oversight of mutual funds advised by the Adviser. The Independent Trustees were advised by independent legal counsel during the contract approval process, and met with independent legal counsel in executive session outside the presence of management. The Board considered, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund and exchange-traded fund operations and other lines of business;

■	The financial position of the Adviser;

■	A description of the Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management (including the expertise with respect to the relevant sector and securities of the New Fund’s potential investment universe), investment research and trading activities for the New Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the proposed unitary management fee of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information concerning the Adviser’s compliance program;

■	Information with respect to the Adviser’s brokerage practices;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information regarding the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser;
57

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	Information regarding the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, and independent auditor; and

■	Information regarding the terms of the Advisory Agreement and the services to be performed thereunder.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations.

Fees and Expenses. The Board noted that the management fee for the New Fund is in line with the average annual management fees for the New Fund’s peer group of other actively managed, exchange-traded funds who invest in Indian equities. The Board considered the reasonableness of the fee and considered the fee in comparison to other funds with similar investment strategies managed by other investment advisers. The Board also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Board concluded that the management fee to be charged to the New Fund would be reasonable.

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved entering into the Advisory Agreement for the New Fund for an initial two-year period.

58

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

EMBX	|	Emerging Markets Bond ETF
NODE	|	Onchain Economy ETF

800.826.2333	vaneck.com

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s)		Value
CORPORATE BONDS: 6.2%
Argentina: 0.5%
IRSA Inversiones y Representaciones SA 144A 8.00%, 03/31/35	USD	250	$249,875
Transportadora de Gas del Sur SA 144A 7.75%, 11/20/35	USD	152	150,535
			400,410
Brazil: 0.4%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	399	410,970
China: 0.1%
NWD Finance BVI Ltd. Reg S 10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%), (o)(a)	USD	249	136,050
Colombia: 1.5%
Geopark Ltd. Reg S 8.75%, 01/31/30	USD	841	786,327
Gran Tierra Energy, Inc. Reg S 9.50%, 10/15/29	USD	871	613,367
			1,399,694
Guyana: 0.2%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	161	161,391
Secure International Finance Co., Inc. Reg S 10.00%, 06/03/29 ∞	USD	40	40,555
			201,946
Indonesia: 0.5%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	431	444,976
Jamaica: 0.1%
Digicel International Finance Ltd. / Difi US LLC 144A 8.62%, 08/01/32	USD	76	78,909
Panama: 0.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	594	559,098
Singapore: 0.5%
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	480	501,724
Thailand: 1.1%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	998	999,960
Turkey: 0.6%
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	607	526,025
	Par (000’s)		Value
United Kingdom: 0.1%
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	104	$107,750
Total Corporate Bonds (Cost: $5,674,642)			5,767,512

GOVERNMENT OBLIGATIONS: 91.6%
Angola: 0.3%
Angolan Government International Bond 144A 8.25%, 05/09/28	USD	275	276,759
Argentina: 1.7%
Argentine Republic Government International Bond 3.50%, 07/09/41 (s)	USD	780	541,710
City of Beunos Aires 144A 7.80%, 11/26/33	USD	665	675,640
Province of Santa Fe 144A 8.10%, 12/11/34	USD	428	420,296
			1,637,646
Bahamas: 0.2%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	115	128,607
Bahamas Government International Bond Reg S 6.62%, 05/15/33	USD	103	100,168
			228,775
Barbados: 0.1%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	125	131,844
Benin: 0.0%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	39	40,514
Bolivia: 2.4%
Bolivian Government International Bond Reg S
4.50%, 03/20/28	USD	1,977	1,827,993
7.50%, 03/02/30	USD	378	352,784
			2,180,777
Brazil: 6.6%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	9,934	1,756,350
10.00%, 01/01/33	BRL	16,702	2,568,759
Brazilian Government International Bond 6.62%, 03/15/35	USD	1,796	1,853,381
			6,178,490
Chile: 4.4%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S 4.70%, 09/01/30	CLP	790,000	861,822

See Notes to Financial Statements

3

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s)		Value
Chile (continued)
5.00%, 10/01/28	CLP	285,000	$318,784
6.00%, 04/01/33	CLP	2,525,000	2,923,056
			4,103,662
China: 0.3%
China Government International Bond 144A 3.75%, 11/13/30	USD	247	249,746
Colombia: 3.2%
Colombian TES
11.00%, 08/22/29	COP	4,912,000	1,229,112
12.75%, 11/28/40	COP	6,748,000	1,794,523
			3,023,635
Costa Rica: 0.5%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	410	433,063
Czech Republic: 2.3%
Czech Republic Government Bond 4.90%, 04/14/34	CZK	15,490	775,149
5.00%, 09/30/30	CZK	25,920	1,312,608
6.00%, 02/26/26	CZK	1,600	78,070
			2,165,827
Democratic Republic of the Congo: 1.7%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	1,710	1,597,899
Dominican Republic: 0.5%
Dominican Republic International Bond 144A 5.88%, 10/28/35	USD	228	228,673
Dominican Republic International Bond Reg S 6.60%, 06/01/36	USD	290	306,081
			534,754
Ecuador: 1.4%
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	992	845,928
6.90%, 07/31/30 (s)	USD	444	439,342
			1,285,270
Egypt: 1.4%
Egypt Government International Bond 144A 8.88%, 05/29/50	USD	383	389,200
Egypt Government International Bond Reg S 8.88%, 05/29/50	USD	955	972,371
			1,361,571
El Salvador: 0.4%
El Salvador Government International Bond 144A 0.25%, 04/17/30	USD	927	27,797
El Salvador Government International Bond Reg S 9.25%, 04/17/30	USD	318	346,859
			374,656
	Par (000’s)		Value
Gabon: 2.2%
Gabon Government International Bond 144A
6.62%, 02/06/31	USD	258	$200,791
7.00%, 11/24/31	USD	103	78,817
Gabon Government International Bond Reg S
7.00%, 11/24/31	USD	1,075	823,184
9.50%, 02/18/29	USD	1,106	960,782
			2,063,574
Ghana: 0.7%
Ghana Government International Bond Reg S 0.00%, 01/03/30 ^	USD	783	693,867
Guatemala: 0.6%
Guatemala Government Bond 144A 6.25%, 08/15/36	USD	560	586,600
Honduras: 0.2%
Honduras Government International Bond Reg S 8.62%, 11/27/34	USD	127	143,072
Hungary: 2.2%
Hungary Government Bond
2.25%, 06/22/34	HUF	103,000	226,440
3.00%, 08/21/30	HUF	165,000	438,279
7.00%, 10/24/35	HUF	152,000	471,476
9.50%, 10/21/26	HUF	291,170	913,357
			2,049,552
India: 3.2%
Export-Import Bank of India Reg S
3.88%, 02/01/28	USD	1,094	1,087,545
5.50%, 01/13/35	USD	1,801	1,887,530
			2,975,075
Indonesia: 1.7%
Indonesia Treasury Bond 6.50%, 07/15/30	IDR	25,505,000	1,591,604
Israel: 0.9%
State of Israel 2.50%, 01/15/30	USD	857	796,938
Jamaica: 0.5%
Jamaica Government International Bond 7.88%, 07/28/45	USD	361	437,850
Jordan: 0.3%
Jordan Government International Bond 144A 5.75%, 11/12/32	USD	322	316,141
Kenya: 0.2%
Republic of Kenya Government International Bond 144A 8.80%, 10/09/38	USD	142	144,109

See Notes to Financial Statements

4

	Par (000’s)		Value
Kuwait: 1.2%
Kuwait International Government Bond 144A 4.65%, 10/09/35	USD	1,115	$1,116,289
Laos: 0.4%
Laos Government International Bond 144A 11.25%, 11/12/30	USD	390	396,338
Malaysia: 6.3%
Malaysia Government Bond
2.63%, 04/15/31	MYR	1,460	347,564
3.34%, 05/15/30	MYR	5,510	1,362,224
3.83%, 07/05/34	MYR	5,897	1,490,210
4.05%, 04/18/39	MYR	10,324	2,620,335
			5,820,333
Mexico: 7.6%
Mexican Bonos
7.75%, 11/13/42	MXN	59,980	2,855,203
8.00%, 11/07/47	MXN	66,130	3,170,571
8.00%, 07/31/53	MXN	19,000	902,528
			6,928,302
Morocco: 0.7%
Morocco Government International Bond Reg S 4.00%, 12/15/50	USD	884	644,847
Nigeria: 1.1%
Nigeria Government International Bond 144A
8.25%, 09/28/51	USD	964	947,859
8.63%, 01/13/36	USD	120	129,026
			1,076,885
Oman: 1.0%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	899	963,150
Peru: 1.9%
Peru Government Bond 144A Reg S 7.60%, 08/12/39	PEN	5,484	1,781,815
Philippines: 1.6%
Philippine Government International Bond 6.25%, 01/14/36	PHP	86,789	1,471,090
Poland: 5.2%
Republic of Poland Government Bond
5.00%, 10/25/34	PLN	3,296	913,534
5.00%, 10/25/35	PLN	8,523	2,345,868
Republic of Poland Government International Bond 5.38%, 02/12/35	USD	1,502	1,560,651
			4,820,053
Romania: 2.7%
Romanian Government International Bond Reg S 6.62%, 05/16/36	USD	1,446	1,509,530
	Par (000’s)		Value
Romania (continued)
7.62%, 01/17/53	USD	898	$992,149
			2,501,679
Saudi Arabia: 1.4%
KSA Sukuk Ltd. Reg S 4.51%, 05/22/33	USD	1,286	1,277,911
Singapore: 0.5%
Singapore Government Bond
2.75%, 03/01/35	SGD	382	314,148
3.38%, 09/01/33	SGD	216	183,538
			497,686
South Africa: 2.8%
Republic of South Africa Government International Bond 144A 7.25%, 12/11/55	USD	1,531	1,520,271
Republic of South Africa Government International Bond Reg S 7.10%, 11/19/36	USD	1,053	1,131,836
			2,652,107
South Korea: 2.1%
Korea Treasury Bond
2.62%, 03/10/30	KRW	1,036,900	702,940
2.62%, 06/10/35	KRW	1,101,100	718,216
4.12%, 12/10/33	KRW	700,000	510,666
			1,931,822
Sri Lanka: 0.8%
Sri Lanka Government International Bond 144A 3.60%, 06/15/35 (s)	USD	391	299,024
Sri Lanka Government International Bond Reg S 3.60%, 06/15/35 (s)	USD	648	495,023
			794,047
Supranational: 0.1%
Asian Infrastructure Investment Bank Reg S 4.25%, 01/27/27	PHP	8,000	134,196
Thailand: 3.7%
Thailand Government Bond
1.58%, 12/17/35	THB	20,352	645,118
2.05%, 04/17/28	THB	37,376	1,211,352
2.80%, 06/17/34	THB	15,279	532,390
2.98%, 06/17/45	THB	25,571	904,575
3.39%, 06/17/37	THB	2,410	89,107
			3,382,542
Trinidad and Tobago: 0.3%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	287	293,888
Tunisia: 0.7%
Tunisian Republic 3.28%, 08/09/27	JPY	100,000	612,332

See Notes to Financial Statements

5

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s)		Value
Turkey: 2.6%
Turkiye Government International Bond
5.75%, 05/11/47	USD	1,837	$1,511,557
6.80%, 11/04/36	USD	909	918,485
			2,430,042
United Arab Emirates: 4.0%
UAE International Government Bond Reg S
2.00%, 10/19/31	USD	981	884,111
2.88%, 10/19/41	USD	3,788	2,902,425
			3,786,536
Uruguay: 1.0%
Uruguay Government International Bond
8.00%, 10/29/35	UYU	7,880	207,820
9.75%, 07/20/33	UYU	12,920	371,506
Uruguay Government International Bond Reg S
	Par (000’s)		Value
Uruguay (continued)
8.50%, 03/15/28	UYU	15,895	$415,928
			995,254
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	189	175,017
Venezuela: 0.6%
Venezuela Government International Bond 9.25%, 09/15/27 (d) *	USD	1,718	573,383
Zambia: 1.0%
Zambia Government International Bond Reg S 5.75%, 06/30/33 (s)	USD	928	915,824
Total Government Obligations (Cost: $82,774,571)			85,576,638
Total Investments: 97.8% (Cost: $88,449,213)			91,344,150
Other assets less liabilities: 2.2%			2,075,349
NET ASSETS: 100.0%			$93,419,499

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso

Footnotes:

(a)	Variable rate security — the rate shown is as of 12/31/25
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at December 31, 2025.
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $16,427,453, or 17.6% of net assets.

See Notes to Financial Statements

6

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds				$5,767,512
Argentina	$—	$400,410	$—	$400,410
Brazil	—	410,970	—	410,970
China	—	136,050	—	136,050
Colombia	—	1,399,694	—	1,399,694
Guyana	—	—	201,946	201,946
Indonesia	—	444,976	—	444,976
Jamaica	—	78,909	—	78,909
Panama	—	559,098	—	559,098
Singapore	—	501,724	—	501,724
Thailand	—	999,960	—	999,960
Turkey	—	526,025	—	526,025
United Kingdom	—	107,750	—	107,750
Government Obligations *	—	85,576,638	—	85,576,638
Total Investments	$—	$91,142,204	$201,946	$91,344,150

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

7

VANECK ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 82.4%
Australia: 4.6%
IREN Ltd. (USD) * †	61,135	$2,309,068

Brazil: 1.6%
MercadoLibre, Inc. (USD) *	347	698,948
NU Holdings Ltd. (USD) *	7,305	122,286
		821,234
Canada: 6.2%
Bitfarms Ltd. (USD) *	151,304	355,564
Hive Digital Technologies Ltd. (USD) * †	158,206	408,171
Hut 8 Corp. (USD) *	33,233	1,526,724
Shopify, Inc. (USD) *	4,945	795,997
		3,086,456
Cayman Islands: 1.3%
Bullish (USD) *	17,138	649,016

Hong Kong: 1.2%
Futu Holdings Ltd. (ADR) *	3,747	615,295

Japan: 1.2%
Metaplanet, Inc. (USD) *	115,000	287,500
Tokyo Electric Power Co. Holdings, Inc. * †	65,900	276,918
		564,418
Norway: 1.2%
Aker ASA	7,612	578,014

Singapore: 3.6%
Bitdeer Technologies Group (USD) * †	58,476	655,516
Sea Ltd. (ADR) *	8,662	1,105,012
		1,760,528
South Korea: 1.8%
SK Hynix, Inc.	1,916	867,714

Taiwan: 0.5%
Global Unichip Corp.	4,000	268,948

United Kingdom: 0.7%
Klarna Group PLC (USD) *	11,500	332,465

United States: 58.5%
Alphabet, Inc.	1,300	406,900
American Electric Power Co., Inc.	6,234	718,843
Applied Digital Corp. * †	66,968	1,642,055
BitMine Immersion Technologies, Inc.	16,244	441,025
Cipher Mining, Inc. *	155,447	2,294,397
Circle Internet Group, Inc. *	10,694	848,034
Cleanspark, Inc. *	86,356	873,923
Coinbase Global, Inc. *	4,534	1,025,319
CompoSecure, Inc. *	54,071	1,042,489
Core Scientific, Inc. *	119,131	1,734,547
DT Midstream, Inc.	4,390	525,395
Enphase Energy, Inc. *	12,000	384,600
Entergy Corp.	6,404	591,922
Fermi, Inc. * †	31,027	248,216
Figure Technology Solutions, Inc. *	29,965	1,223,771
	Number of Shares	Value
United States (continued)
Galaxy Digital, Inc. * †	52,722	$1,178,864
Gemini Space Station, Inc. *	10,000	99,200
Interactive Brokers Group, Inc.	8,806	566,314
Landbridge Co. LLC †	5,705	279,488
Legence Corp. *	9,000	387,360
MARA Holdings, Inc. * †	26,554	238,455
Mirion Technologies, Inc. *	25,132	588,591
NRG Energy, Inc.	3,490	555,748
OGE Energy Corp.	8,798	375,675
Opera Ltd. (ADR) †	32,378	458,472
Riot Platforms, Inc. *	67,376	853,654
Robinhood Markets, Inc. *	9,795	1,107,815
SoFi Technologies, Inc. *	18,956	496,268
Solaris Energy Infrastructure, Inc.	17,084	785,351
Strategy, Inc. *	5,400	820,530
Talen Energy Corp. *	2,097	786,039
Terawulf, Inc. * †	179,197	2,058,974
Tesla, Inc. *	1,176	528,871
The Williams Companies, Inc.	6,287	377,912
Vertiv Holdings Co.	3,306	535,605
Vistra Corp.	4,783	771,641
Whitefiber, Inc. *	29,432	465,026
Xcel Energy, Inc.	8,139	601,147
		28,918,436
Total Common Stocks (Cost: $42,676,030)		40,771,592

MASTER LIMITED PARTNERSHIP: 1.2% (Cost: $611,707)
Canada: 1.2%
Brookfield Renewable Partners LP (USD)	22,191	598,491

EXCHANGE TRADED PRODUCTS: 16.3%(a)
Ireland: 1.5%
VanEck Quantum Computing UCITS ETF * ‡	29,875	745,036

United States: 14.8%
Grayscale Zcash Trust *(b)	3,055	96,048
VanEck Bitcoin ETF * ‡	239,608	5,925,506
VanEck Ethereum ETF * ‡	19,954	866,802
VanEck Solana ETF * ‡	28,500	460,925
		7,349,281
Total Exchange Traded Products (Cost: $9,927,024)		8,094,317
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $53,214,761)		49,464,400

See Notes to Financial Statements

8

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.2%
Money Market Fund: 9.2% (Cost: $4,569,216)
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(c)	4,569,216	$4,569,216
Total Investments: 109.1% (Cost: $57,783,977)		54,033,616
Liabilities in excess of other assets: (9.1)%		(4,474,004)
NET ASSETS: 100.0%		$49,559,612

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund's webpage.
(b)	Shares trade over-the-counter
(c)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,742,062.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions and earnings from securities of affiliates for the year ended December 31, 2025 were as follows:

	Value 5/13/2025*	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Dividend Income
VanEck Quantum Computing UCITS ETF	$–	$782,995	$–	$–	$(37,959)	$745,036	$–
VanEck Bitcoin ETF	–	7,854,448	(334,358)	(30,281)	(1,564,303)	5,925,506	–
VanEck Ethereum ETF	–	1,064,919	(10,217)	1,352	(189,252)	866,802	–
VanEck Solana ETF	–	467,086	–	–	(6,161)	460,925	–
VanEck Solana ETN	–	623,938	(409,702)	(214,236)	–	–	–
	$–	$10,793,386	$(754,277)	$(243,165)	$(1,797,675)	$7,998,269	$–

*Commencement of Operations

See Notes to Financial Statements

9

VANECK ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$2,309,068	$—	$—	$2,309,068
Brazil	821,234	—	—	821,234
Canada	3,086,456	—	—	3,086,456
Cayman Islands	649,016	—	—	649,016
Hong Kong	615,295	—	—	615,295
Japan	287,500	276,918	—	564,418
Norway	—	578,014	—	578,014
Singapore	1,760,528	—	—	1,760,528
South Korea	—	867,714	—	867,714
Taiwan	—	268,948	—	268,948
United Kingdom	332,465	—	—	332,465
United States	28,918,436	—	—	28,918,436
Master Limited Partnership *	598,491	—	—	598,491
Exchange Traded Products
Ireland	—	745,036	—	745,036
United States	7,349,282	—	—	7,349,281
Money Market Fund	4,569,216	—	—	4,569,216
Total Investments	$51,296,987	$2,736,630	$—	$54,033,616

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

10

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Emerging Markets Bond ETF	Onchain Economy ETF (a)
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$91,344,150	$41,466,131
Affiliated issuers (3)	—	7,998,269
Short-term investments held as collateral for securities loaned (4)	—	4,569,216
Cash	417,182	157,242
Cash denominated in foreign currency, at value (5)	202	407
Receivables:
Investment securities sold	—	151,780
Dividends and interest	1,772,389	13,972
Total assets	93,533,923	54,357,017
Liabilities:
Payables:
Investment securities purchased	—	199,132
Collateral for securities loaned	—	4,569,216
Due to Adviser	59,484	29,057
Deferred Trustee fees	38,254	—
Accrued expenses	10,675	—
Accrued foreign taxes	6,011	—
Total liabilities	114,424	4,797,405
NET ASSETS	$93,419,499	$49,559,612
Shares outstanding	1,842,954	1,430,000
Net asset value, per share	$50.69	$34.66
Net Assets consist of:
Aggregate paid-in capital	$121,778,614	$54,117,013
Total distributable loss	(28,359,115)	(4,557,401)
NET ASSETS	$93,419,499	$49,559,612
(1) Includes Investment in securities on loan, at market value	$—	$6,742,062
(2) Cost of investments - Unaffiliated issuers	$88,449,213	$43,418,817
(3) Cost of investments - Affiliated issuers	$—	$9,795,944
(4) Cost of short-term investments held as collateral for securities loaned	$—	$4,569,216
(5) Cost of cash denominated in foreign currency	$200	$407

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

11

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Emerging Markets Bond ETF (a)	Onchain Economy ETF (b) (c)
Income:
Dividends	$43,775	$107,966
Interest	5,615,800	2,771
Securities lending income	21,563	26,560
Net foreign taxes withheld	(38,811)	(4,116)
Total income	5,642,327	133,181
Expenses:
Management fees	543,880	129,079
Distribution fees - See Note 2.K	17,669	—
Professional fees	51,293	—
Custody and accounting fees	13,412	—
Reports to shareholders	12,934	—
Trustees’ fees and expenses	11,729	—
Registration fees - See Note 2.K	28,058	—
Transfer agent fees - See Note 2.K	88,299	—
Insurance	10,867	—
Interest	10,520	—
Taxes	259	—
Other	4,108	—
Total expenses	793,028	129,079
Waiver of management fees	—	(3,612)
Expenses assumed by the Adviser	(157,713)	—
Net expenses	635,315	125,467
Net investment income	5,007,012	7,714

Net realized gain (loss) on:
Investments - unaffiliated issuers (1)	2,324,904	(284,291)
Investments - affiliated issuers	—	(243,164)
In-kind redemptions	—	2,096,641
Forward foreign currency contracts	(27,259)	—
Foreign currency transactions and foreign denominated assets and liabilities	(113,479)	(2,015)
Net realized gain	2,184,166	1,567,171

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	4,671,172	(1,952,687)
Investments - affiliated issuers	—	(1,797,675)
Foreign currency translations and foreign denominated assets and liabilities	47,309	20
Net change in unrealized appreciation (depreciation)	4,718,481	(3,750,342)
Net increase (decrease) in net assets resulting from operations	$11,909,659	$(2,175,457)
(1) Net of foreign taxes	$(5,822)	$—
(2) Net change in accrued foreign taxes	$(5,474)	$—

(a)	During the period the Fund was reorganized (the “Reorganization”) into a newly created exchange-traded fund pursuant to a Plan of Reorganization. Expenses, other than a portion of the management fees and interest, were incurred prior to the Reorganization. See Note 1 of the Notes to Financial Statements for information on the Reorganization.
(b)	Consolidated Statement of Operations
(c)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements

12

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Bond ETF (a)				Onchain Economy ETF (b)
	Year Ended December 31, 2025		Year Ended December 31, 2024		Period Ended December 31, 2025(c)
Operations:
Net investment income	$5,007,012		$6,098,324		$7,714
Net realized gain	2,184,166		1,050,687		1,567,171
Net change in unrealized appreciation (depreciation)	4,718,481		(4,893,505)		(3,750,342)
Net increase (decrease) in net assets resulting from operations	11,909,659		2,255,506		(2,175,457)
Distributions to shareholders from:
Distributable earnings	(4,830,417	)(d)	(5,771,637	)(d)	(537,648)
Return of capital	(152,263	)(d)	—		—
Total distributions	(4,982,680)		(5,771,637)		(537,648)

Share transactions*:
Proceeds from sale of shares	37,444,764		29,472,119		57,105,212
Reinvestments	3,526,747		5,531,874		—
Cost of shares redeemed	(26,685,000)		(44,300,637)		(4,832,495)
Net increase (decrease) in net assets resulting from share transactions	14,286,511		(9,296,644)		52,272,717
Total increase (decrease) in net assets	21,213,490		(12,812,775)		49,559,612
Net Assets, beginning of period	72,206,009		85,018,784		—
Net Assets, end of period	$93,419,499		$72,206,009		$49,559,612

(a)	During the period the Fund was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. See Note 1 of the Notes to Financial Statements for information on the Reorganization.
(b)	Consolidated Statement of Changes in Net Assets
(c)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.
(d)	See Note 2.D for breakdown by share class.
*	See Statements continued on next page for share class breakdown.

See Notes to Financial Statements

13

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Bond ETF (c)		Onchain Economy ETF (a)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025 (b)
CAPITAL TRANSACTIONS:
ETF :
Proceeds from sale of shares	$22,614,847	N/A	$57,105,212
Cost of shares redeemed	-	N/A	(4,832,495)
Net increase	22,614,847	N/A	$52,272,717
Class A:
Proceeds from sale of shares	1,267,399	$4,711,050	N/A
Reinvestment of distributions	441,120	440,576	N/A
Cost of shares redeemed	(948,925)	(4,984,898)	N/A
Net increase	759,594	166,728	N/A
Class I:
Proceeds from sale of shares	3,751,860	5,052,356	N/A
Reinvestment of distributions	755,013	1,913,920	N/A
Cost of shares redeemed	(9,893,513)	(17,205,456)	N/A
Net decrease	(5,386,640)	(10,239,180)	N/A
Class Y:
Proceeds from sale of shares	9,810,658	19,708,713	N/A
Reinvestment of distributions	2,330,614	3,177,378	N/A
Cost of shares redeemed	(15,842,562)	(22,110,283)	N/A
Net increase (decrease)	$(3,701,290)	$775,808	N/A

	Emerging Markets Bond ETF (c)		Onchain Economy ETF (a)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025 (b)
SHARE TRANSACTIONS:
ETF:
Shares sold	450,000	N/A	1,550,000
Shares redeemed	-	N/A	(120,000)
Net increase	450,000	N/A	1,430,000
Class A:
Shares sold	232,954	880,052	N/A
Shares reinvested	81,794	83,165	N/A
Shares redeemed	(172,567)	(939,028)	N/A
Net increase	142,181	24,189	N/A
Class I:
Shares sold	680,768	943,657	N/A
Shares reinvested	141,052	358,810	N/A
Shares redeemed	(1,850,751)	(3,213,330)	N/A
Net decrease	(1,028,931)	(1,910,863)	N/A
Class Y:
Shares sold	1,793,987	3,662,925	N/A
Shares reinvested	431,101	594,181	N/A
Shares redeemed	(2,967,171)	(4,118,054)	N/A
Net increase (decrease)	(742,083)	139,052	N/A

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.
(c)	During the period the Fund was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. See Note 1 of the Notes to Financial Statements for information on the Reorganization.

See Notes to Financial Statements

14

VANECK FUNDS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Emerging Markets Bond ETF(a)
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$45.80	$48.10	$46.51	$54.37	$59.86
Net investment income (b)	3.58	3.71	3.36	3.71	2.92
Net realized and unrealized gain (loss) on investments	4.82	(2.29)	1.50	(7.76)	(5.40)
Total from investment operations	8.40	1.42	4.86	(4.05)	(2.48)
Distributions from:
Net investment income	(3.41)	(3.72)	(2.12)	(1.86)	(2.21)
Return of capital	(0.10)	—	(1.15)	(1.95)	(0.80)
Total distributions	(3.51)	(3.72)	(3.27)	(3.81)	(3.01)
Net asset value, end of year	$50.69	$45.80	$48.10	$46.51	$54.37
Total return (c)	19.04%	3.09%	10.97%	(7.21)%	(4.30)%

Ratios to average net assets
Gross expenses	0.93%	1.37%	1.34%	2.51%	1.74%
Net expenses	0.79%	0.86%	0.88%	0.97%	0.96%
Net expenses excluding interest and taxes	0.78%	0.85%	0.88%	0.95%	0.95%
Net investment income	6.95%	7.77%	7.22%	7.69%	5.01%
Supplemental data
Net assets, end of year (in millions)	$93	$18	$29	$2	$6
Portfolio turnover rate (d)	217%	206%	238%	322%	218%

(a)	During the period the Emerging Markets Bond Fund (the “Predecessor Fund”) was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. Performance and financial history of the Predecessor Fund’s Class I Shares have been adopted by the ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the Predecessor Fund’s Class I Shares. Net asset values and per share amounts prior to the Reorganization have been restated to reflect the conversion. See Note 1 of the Notes to Financial Statements for information on the Reorganization.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

15

VANECK FUNDS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Onchain Economy ETF(a)

	Period Ended December 31, 2025 (b)

Net asset value, beginning of period	$26.50
Net investment income (c)	0.01
Net realized and unrealized gain on investments	8.54	(d)
Total from investment operations	8.55
Distributions from:
Net investment income	(0.29)
Net realized capital gains	(0.10)
Total distributions	(0.39)
Net asset value, end of period	$34.66
Total return (e)	32.22%

Ratios to average net assets
Gross expenses (f)	0.69	%(g)
Net expenses (f)	0.67	%(g)
Net investment income (f)	0.04	%(g)
Supplemental data
Net assets, end of period (in millions)	$50
Portfolio turnover rate (h)	81%

(a)	Consolidated Financial Highlights
(b)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.
(c)	Calculated based upon average shares outstanding
(d)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(e)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

16

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the Emerging Markets Bond ETF and the Onchain Economy ETF (each, a “Fund”, together, the “Funds”). Each Fund is classified as a non-diversified fund under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer or in a smaller number of issuers.

Pursuant to a Plan of Reorganization previously approved by the Board of Trustees (the “Trustees”) of the Trust, the Emerging Markets Bond Fund (the “Predecessor Fund”) was reorganized (the “Reorganization”) into a newly created exchange-traded fund (the “ETF”) on October 6, 2025. The assets and liabilities of the Predecessor Fund’s shares were transferred in exchange for ETF shares utilizing the following ratios:

Predecessor Fund Share Class	Conversion Ratio
Class A	0.113664
Class I	0.113106
Class Y	0.113942

The Predecessor Fund’s investment objective was identical to the ETF’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the ETF. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the ETF assumed the historical performance of the Class I shares of the Predecessor Fund.

In connection with the consummation of the Reorganization, the Predecessor Fund ceased operations.

For financial reporting purposes, assets received and shares issued by the ETF were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Advisor paid the costs of the Reorganization other than brokerage transaction costs for portfolio transactions. While the Predecessor Fund had a management fee of 0.80% of the Predecessor Fund’s daily net assets, the ETF has a unitary management fee of 0.75% of the Fund’s average daily net assets, see Note 3. The Reorganization did not result in a material change to the ETF’s portfolio holdings. There are no material differences in accounting policies of the ETF. The ETF did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Predecessor Fund did not affect the ETF’s portfolio turnover ratio for the year ended December 31, 2025.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly-owned subsidiary of VEAC, serves as the investment adviser to Onchain Economy ETF (“NODE” and, together with the ETF, the “Funds”). VEAC and VEARA are collectively referred to as the “Adviser”.

The Funds are actively managed. The ETF invests in debt securities that are issued by governments, quasi-government entities or corporations in emerging market countries or denominated in the currency of an emerging market country. NODE seeks long-term capital appreciation by investing in Digital Transformation Companies and/or Digital Asset Instruments as defined in NODE’s prospectus.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

17

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be

18

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation

The Onchain Economy ETF may invest in certain Digital Asset Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The consolidated financial statements present the financial position and results of operations for the Fund and its subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of December 31, 2025, the Fund held $7,349,976 in its Subsidiary, representing 15% of the Fund’s net assets.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from the Emerging Markets Bond ETF which are declared and paid monthly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed taxable earnings and profit are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

19

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments

The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over- the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments, if applicable.

Forward Foreign Currency Contracts

The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the year ended December 31, 2025, the Predecessor Fund held forward foreign currency contracts for five months. The average amount purchased and sold (in U.S. dollars) was $2,995,465 and $2,954,713, respectively. There were no open forward foreign currency contracts held at December 31, 2025.

The impact of transactions in derivative instruments during the year ended December 31, 2025, was as follows:

20

Note 2—Significant Accounting Policies (continued)

G.	Use of Derivative Instruments (continued)

Foreign Currency Risk
Emerging Markets Bond ETF
Realized loss:
Forward foreign currency contracts[1]	$(27,259)

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.	12b-1 Plan of Distribution

Prior to the Reorganization, pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Predecessor Fund was authorized to incur distribution expenses which were principally payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year was limited to 0.25% of average daily net assets for Class A Shares, and is recorded as Distribution fees in the Statements of Operations.

K.	Allocation of Income and Expenses

Prior to the Reorganization, expenses directly attributable to the Predecessor Fund were charged directly to the Predecessor Fund, while the expenses attributable to more than one fund of the Trust were allocated among the applicable funds.

Transfer agent fees, registration fees, and distribution fees charged to the Predecessor Fund were class-specific expenses. The amount of the fees charged to each share class of the Predecessor Fund for the period January 1, 2025 through Closing Date for the Fund were as follows:

21

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

K.	Allocation of Income and Expenses (continued)

Predecessor Fund’s Share Class	Transfer Agency fees	Registration fees	Distribution fees
Class A	$26,284	$11,996	$17,669
Class I	16,953	8,874	-
Class Y	45,062	7,188	-

L.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each the Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the year ended December 31, 2025 are as follows:

Fund	Management Fees
Emerging Markets Bond ETF	0.75%
Onchain Economy ETF	0.69

Prior to October 6, 2025, the management fee for the Predecessor Fund was 0.80% and expense limitations were 1.20%, 0.85%, and 0.95% of average daily net assets for the Predecessor Fund’s Class A, I and Y, respectively. Expenses (other than a portion of management fees and interest) included in the Statement of Operations were accrued prior to the Reorganization. Expenses assumed by the Adviser for the period January 1, 2025 through October 5, 2025 were as follows:

22

Note 3—Investment Management and Other Agreements (continued)

Predecessor Fund’s Share Class	Expenses Assumed by the Adviser
Class A	$42,600
Class I	43,226
Class Y	71,887

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the year ended December 31, 2025, the Adviser waived management fees of $3,612 due to such investments held in the Onchain Economy ETF.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). For the year ended December 31, 2025, the Distributor received a total of $2,429 in sales loads relating to the sale of shares of the Predecessor Fund prior to the Reorganization, of which $2,041 was reallowed to broker/dealers and the remaining $388 was retained by the Distributor.

Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the Adviser owned approximately 12% of the shares outstanding of Onchain Economy ETF.

Note 4—Capital Share Transactions

As of December 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

23

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments

For the year ended December 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Emerging Markets Bond ETF	$148,215,253	$147,629,948	$13,815,460	$—
Onchain Economy ETF*	39,001,463	25,243,920	42,620,208	4,724,867

* Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Bond ETF	$88,663,184	$3,478,394	$(797,428)	$2,680,966
Onchain Economy ETF	57,883,651	4,068,521	(7,917,864)	(3,849,343)

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Emerging Markets Bond ETF	$–	$(30,983,423)	$–	$(55,082)	$2,679,390	$(28,359,115)
Onchain Economy ETF	–	–	(635,700)	(1,988)	(3,919,713)	(4,557,401)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

* Post-October losses represent certain ordinary specified and/or capital losses incurred after October 31, 2025. These losses are deemed to arise on the first day of the Funds’ next taxable year.

The tax character of distributions paid to shareholders was as follows:

	December 31, 2025		December 31, 2024
Fund	Ordinary Income*	Return of Capital	Ordinary Income*
Emerging Markets Bond ETF	$1,274,216	$40,166	$–

Emerging Markets Bond Fund
Class A	497,964	15,701	511,636
Class I	752,465	23,716	1,959,847
Class Y	2,305,772	72,680	3,300,154

Onchain Economy ETF	537,648	–	–

* Includes distributions from short-term capital gains, if any.

During the year ended December 31, 2025, the Emerging Markets Bond ETF utilized $1,550,335 of its accumulated capital losses available from prior years.

24

Note 6—Income Taxes (continued)

During the year ended December 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions and differences in the treatment of income and realized gains from controlled foreign corporation subsidiaries, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Onchain Economy ETF	$(1,844,296)	$1,844,296

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended in December 31, 2025, the Funds did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for this fund since the fund pays no federal income taxes and has immaterial amounts of state, local and foreign taxes.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, or difficult to trade and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States.

Certain of the Fund’s investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price

25

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Digital Transformation Companies include companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology, energy or energy infrastructure, data center capacity or other services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects. The Fund does not invest in digital assets or commodities directly.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Onchain Economy ETF with its Cayman subsidiary.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

Emerging Markets Bond ETF adopted a unitary management fee during the Reorganization, therefore, the liability of the Plan shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities represents amounts accrued prior to the Reorganization. Onchain Economy ETF commenced operations with a unitary management fee and therefore bears no cost or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis

26

Note 9—Securities Lending (continued)

in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Onchain Economy ETF	$6,742,062	$4,569,216	$2,397,658	$6,966,874

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Onchain Economy ETF	$4,569,216

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Emerging Markets Bond ETF participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond ETF	42	$1,566,136	5.68%

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

27

VANECK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck Funds and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting VanEck Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Emerging Markets Bond ETF (1)
VanEck Onchain Economy ETF (2)*

(1) Statement of operations for the year ended December 31, 2025, statement of changes in net assets for the years ended December 31, 2025 and 2024 and financial highlights for the years ended December 31, 2025, 2024, 2023 and 2022

(2) Statement of operations, statement of changes in net assets and financial highlights for the period May 14, 2025 (commencement of operations) through December 31, 2025

*The financial statements for VanEck Onchain Economy ETF and its subsidiary are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 26, 2026

28

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

29

VANECK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Emerging Markets Bond ETF and the Board of Trustees of VanEck Funds

Opinion on the Financial Statements

We have audited the accompanying financial highlights of VanEck Emerging Markets Bond ETF (the “Fund”) (one of the series constituting VanEck Funds (the “Trust”)) for the year ended December 31, 2021 (referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial highlights of the Fund (one of the series constituting VanEck Funds) for the year ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

We also have audited the adjustments to the financial highlights for the year ended December 31, 2021 to retrospectively adjust the financial highlights to give effect to the reorganization described in Note 1 to the financial statements. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the financial highlights of the Fund for each of the four years in the period ended December 31, 2022 and, accordingly, we do not express an opinion or any other form of assurance on the financial highlights taken as a whole for each of the four years in the period ended December 31, 2022.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We served as the auditor of one or more of the VanEck investment companies from 1999 to 2022.

New York, New York

February 28, 2022

except for the reorganization described in Note 1, as to which the date is February 26, 2026

30

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Return of Capital (a)	Income Dividends	Foreign Taxes Paid Per Share (b)	Total Ordinary Income Dividends
Emerging Markets Bond ETF	EMBX	Monthly	$0.7496	$0.0227	$0.7202	$0.0067	$0.7269

Emerging Markets Bond Fund*
Class A	EMBAX	Monthly	0.2996	0.0092	0.2904	0.0028	0.2932
Class I	EMBUX	Monthly	0.3134	0.0096	0.3038	0.0028	0.3066
Class Y	EMBYX	Monthly	0.3097	0.0095	0.3002	0.0028	0.3030
Onchain Economy ETF	NODE	Annual	0.3896	-	0.3896	-	0.3896

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (c)	Percent of Total Ordinary Income Dividends that are DRD Eligible (d)	Foreign Source Income as a % of Total Ordinary Income (a)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (e)
Emerging Markets Bond ETF	EMBX	Monthly	-%	-%	100.00%	92 06%

Emerging Markets Bond Fund*			-	-	-	-
Class A	EMBAX	Monthly	-	-	100.00	92.06
Class I	EMBUX	Monthly	-	-	100.00	92.06
Class Y	EMBYX	Monthly	-	-	100.00	92.06
Onchain Economy ETF	NODE	Annual	12.06%	9.03	-	-

(a)	A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 - Organizational Actions Affecting Basis provided on the fund’s website at www.vaneck.com.
(b)	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.
(c)	All or a portion of a shareholder’s total ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.
(d)	QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your total ordinary dividends by the percentage indicated.
(e)	These amounts represent distributions paid during the taxable year ended December 31, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

*	The amounts presented for Emerging Markets Bond Fund represent the tax information relating to the distributions paid prior to the reorganization into Emerging Markets Bond ETF. See Note 1 for further information on the Reorganization.

Additionally, Onchain Economy ETF paid short-term capital gains of $0.0961 per share that represents Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

31

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK FUNDS

CM Commodity Index Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
Onchain Economy ETF
VanEck Emerging Markets Bond ETF
VanEck Morningstar Wide Moat Fund

A Special Meeting of Shareholders of VanEck Funds (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:

Name	For	Withheld
Jayesh Bhansali	66,914,392.491	870,698.563
Sara Bonesteel	67,014,973.360	770,117.694
Jon Lukomnik	66,730,610.332	1,054,480.722
Kevin Moore	67,065,148.559	719,942.495
Jane DiRenzo Pigott	66,794,241.736	990,849.318
R. Alastair Short	66,712,245.384	1,072,845.670
Jan F. van Eck	66,913,282.332	871,808.722

Total Trust Shares Outstanding**: 96,566,001.687

* Results are for all series portfolios within the Trust.

** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

32

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VanEck India Select ETF
(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On September 19, 2025, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, voted to enter into an Advisory Agreement (the “Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Fund’s Advisory Agreement is set forth below.

In considering the approval of the Advisory Agreement, the Board took into consideration its overall knowledge of the business and operations of the Adviser, which it obtained over time through its oversight of mutual funds advised by the Adviser. The Independent Trustees were advised by independent legal counsel during the contract approval process, and met with independent legal counsel in executive session outside the presence of management. The Board considered, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund and exchange-traded fund operations and other lines of business;

■	The financial position of the Adviser;

■	A description of the Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management (including the expertise with respect to the relevant sector and securities of the New Fund’s potential investment universe), investment research and trading activities for the New Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the proposed unitary management fee of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information concerning the Adviser’s compliance program;

■	Information with respect to the Adviser’s brokerage practices;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information regarding the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser;
33

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	Information regarding the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, and independent auditor; and

■	Information regarding the terms of the Advisory Agreement and the services to be performed thereunder.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations.

Fees and Expenses. The Board noted that the management fee for the New Fund is in line with the average annual management fees for the New Fund’s peer group of other actively managed, exchange-traded funds who invest in Indian equities. The Board considered the reasonableness of the fee and considered the fee in comparison to other funds with similar investment strategies managed by other investment advisers. The Board also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Board concluded that the management fee to be charged to the New Fund would be reasonable.

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved entering into the Advisory Agreement for the New Fund for an initial two-year period.

34

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date March 10, 2026

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 10, 2026